As filed with the Securities and Exchange Commission on June 29, 2006

                                                          File No. 333-_________

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                      Post-Effective Amendment No. _______

                        (Check appropriate box or boxes)

                             PIONEER SERIES TRUST II

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Secretary, Pioneer Series Trust II
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to: Christopher P. Harvey, Esq.
           Wilmer Cutler Pickering Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this registration statement will become effective on July 29, 2006, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                           COMBINED PROXY STATEMENT OF

                          PIONEER AMERICA INCOME TRUST

                              PIONEER BALANCED FUND

                      PIONEER FLORIDA TAX FREE INCOME FUND
                      (a series of Pioneer Series Trust IV)

                           PIONEER FOCUSED EQUITY FUND
                      (a series of Pioneer Series Trust IV)

                                 PROSPECTUS FOR

         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF
                         PIONEER GOVERNMENT INCOME FUND
                      (a series of Pioneer Series Trust IV)

             CLASS A, CLASS B, CLASS C AND INVESTOR CLASS SHARES OF
                          PIONEER CLASSIC BALANCED FUND
                      (a series of Pioneer Series Trust IV)

 CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF PIONEER AMT-FREE MUNICIPAL FUND
                      (a series of Pioneer Series Trust II)

      CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF PIONEER RESEARCH FUND

         (each, a "Pioneer Fund" and collectively, the "Pioneer Funds")

            The address and telephone number of each Pioneer Fund is:
                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         SCHEDULED FOR OCTOBER 17, 2006

To the Shareholders of the Pioneer Funds:

            This is the formal agenda for your fund's shareholder meeting (the "meeting"). It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

            A joint special shareholder meeting for your fund will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts on October 17, 2006, at 2:00 p.m., Eastern Time, to consider the following:

1 A proposal to approve an Agreement and Plan of Reorganization between your fund and a similarly managed Pioneer Fund. Under this Agreement and Plan of Reorganization, your fund will transfer all of its assets to a Pioneer Fund in exchange for the same class of shares of your fund. Shares of each Pioneer Fund will be distributed to your fund's shareholders in proportion to their holdings of the applicable class of shares of your fund on the closing date of the reorganization. The Pioneer Fund also will assume all of your fund's liabilities. Your fund will then be dissolved.

2     Any other business that may properly come before the meeting.

      YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

            Shareholders of record as of the close of business on July 31, 2006 are entitled to vote at the meeting and any related follow-up meetings.

      By Order of the Board of Trustees,

      Dorothy E. Bourassa
      Secretary

      Boston, Massachusetts

      August 8, 2006

      WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY. If shareholders do not return their proxies in sufficient numbers, your fund may be required to make additional solicitations.

                          COMBINED PROXY STATEMENT OF:

                          PIONEER AMERICA INCOME TRUST

                              PIONEER BALANCED FUND

                      PIONEER FLORIDA TAX FREE INCOME FUND
                      (a series of Pioneer Series Trust IV)

                           PIONEER FOCUSED EQUITY FUND
                      (a series of Pioneer Series Trust IV)

                                 PROSPECTUS FOR:

         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF
                         PIONEER GOVERNMENT INCOME FUND
                      (a series of Pioneer Series Trust IV)

             CLASS A, CLASS B, CLASS C AND INVESTOR CLASS SHARES OF
                          PIONEER CLASSIC BALANCED FUND
                      (a series of Pioneer Series Trust IV)

CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF PIONEER AMT-FREE MUNICIPAL FUND
                      (a series of Pioneer Series Trust II)

      CLASS A, CLASS B, CLASS C AND CLASS Y SHARES OF PIONEER RESEARCH FUND

         (each, a "Pioneer Fund" and collectively, the "Pioneer Funds")

            The address and telephone number of each Pioneer Fund is:
                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265

      Shares of the Pioneer Funds have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"). The SEC has not passed on upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any Pioneer Fund (each sometimes referred to herein as a "fund") is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  INTRODUCTION

            This combined proxy statement/prospectus, dated August 8, 2006 (the "Proxy Statement/Prospectus"), is being furnished to shareholders of the Pioneer Funds in connection with the solicitation by the Board of Trustees (the "Board" or the "Trustees") of the Pioneer Funds of proxies to be used at a joint special meeting of the shareholders of the Pioneer Funds to be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 26th Floor, Boston, Massachusetts on October 17, 2006, at 2:00 p.m., Eastern Time. The Proxy Statement/Prospectus is being mailed to shareholders of the Pioneer Funds on or about August 8, 2006.

            The Proxy Statement/Prospectus contains information you should know before voting on the proposed Agreement and Plan of Reorganization that provides for the Reorganization of your fund into a corresponding Pioneer Fund (each, a "Reorganization"). Please read the Proxy Statement/Prospectus carefully, including Exhibit A and Exhibit B, because they are a part of this Proxy Statement/Prospectus and contain details that are not in the summary.

            The following table indicates (a) the corresponding Pioneer Fund shares that shareholders would receive if the Agreement and Plan of Reorganization is approved, (b) which shareholders may vote on each proposal, and (c) what page of this Proxy Statement/Prospectus the discussion regarding each proposal begins. On each proposal, all shareholders of a Pioneer Fund, regardless of the class of shares held, will vote together as a single class. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your fund's Reorganization.

                Your Fund                      Corresponding Pioneer Fund   Shareholders Entitled to Vote   Page
-------------   ----------------------------   --------------------------   -----------------------------   -----
PROPOSAL 1(a)   Pioneer America Income Trust   Pioneer Government Income    Pioneer America Income Trust    [   ]
                                               Fund

PROPOSAL 1(b)   Pioneer Balanced Fund          Pioneer Classic Balanced     Pioneer Balanced Fund           [   ]
                                               Fund

PROPOSAL 1(c)   Pioneer Florida Tax Free       Pioneer AMT-Free Municipal   Pioneer Florida Tax Free        [   ]
                Income Fund                    Fund                         Income Fund

PROPOSAL 1(d)   Pioneer Focused Equity Fund    Pioneer Research Fund        Pioneer Focused Equity Fund     [   ]

         The date of this Proxy Statement/Prospectus is August 8, 2006.

            Additional information about each Pioneer Fund has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See "Where to Get More Information" below.

WHERE TO GET MORE INFORMATION

Each Pioneer Fund's current prospectus, and any   On file with the SEC (http://www.sec.gov) and available at no charge by
applicable supplements.                           calling our toll-free number: 1-800-622-3265.

Each Pioneer Fund's current statement of          On file with the SEC (http://www.sec.gov) and available at no charge by
additional information, and any applicable        calling our toll-free number: 1-800-622-3265.
supplements.

Each Pioneer Fund's most recent annual and        On file with the SEC (http://www.sec.gov) and available at no charge by
semi-annual reports to shareholders.              calling our toll-free number: 1-800-622-3265. See
                                                  "Available Information."

A statement of additional information for this    On file with the SEC (http://www.sec.gov) and available at no charge by
Proxy Statement/Prospectus (the "SAI"), dated     calling our toll-free number: 1-800-622-3265. This SAI
August 8, 2006. It contains additional            is incorporated by reference into this Proxy
information about the Pioneer Funds.              Statement/Prospectus.

To ask questions about this Proxy                 Call our toll-free telephone number: 1-800-622-3265.
Statement/Prospectus.

How Each Reorganization Will Work

      o Your fund will transfer all of its assets to a corresponding Pioneer Fund. The Pioneer Fund will assume your fund's liabilities.

      o Shares of the corresponding Pioneer Fund will be distributed to your fund's shareholders in proportion to their holdings of the applicable class of shares of your fund on the closing date of the Reorganization (the "Closing Date"). These shares will be distributed to shareholders in proportion to the relative net asset value of their share holdings on the Closing Date. On the Closing Date, each shareholder will hold shares of the corresponding Pioneer Fund with the same aggregate net asset value as their holdings of the applicable class of shares of your fund immediately prior to the Reorganization.

      o     Your fund will be dissolved after the Closing Date.

      o The Reorganizations will not result in income, gain or loss being recognized for federal income tax purposes by any of the Pioneer Funds or the shareholders of the Pioneer Funds.

      o In recommending each of the Reorganizations, the Board of Trustees of each Pioneer Fund, including all of the Trustees who are not "interested" persons (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Pioneer Funds, Pioneer Investment Management, Inc. ("Pioneer") or Pioneer Funds Distributor, Inc., the Pioneer Funds' principal underwriter and distributor ("PFD") (the "Independent Trustees") have determined that the Reorganization is in the best interest of each Pioneer Fund and will not dilute the interests of shareholders of each Pioneer Fund. The Trustees have made this determination based on factors that are discussed below and in greater detail under each proposal.

Why Your Fund's Trustees Recommend the Reorganization

            The Trustees believe that reorganizing your fund into a similarly managed Pioneer Fund offers you potential benefits. These potential benefits and considerations include:

      o The opportunity to be part of a combined Pioneer Fund with greater assets that may be better positioned in the market to further increase asset size and achieve economies of scale. Economies of scale have potential benefits to the combined fund in two ways. First, a larger fund, which trades in larger blocks of securities, will be able to hold larger positions in individual securities and, consequently, have an enhanced ability to achieve better net prices on securities trades. In addition, each Pioneer Fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. The combination of the Pioneer Funds resulting from the Reorganization may spread fixed expenses over a larger asset base, potentially contributing to a lower expense ratio in the long term than your fund would achieve separately.

      o     The transaction will qualify as a tax free reorganization under
            Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") and therefore will not be treated as a taxable sale of your fund's shares.

      o In most instances, the pro forma expense ratio for each of the combined Pioneer Funds' class of shares is anticipated to be the same or lower than the historical expense ratio of the corresponding class of the fund being acquired.

Therefore, your fund's Trustees recommend that you vote FOR the Reorganization.

What are the Federal Income Tax Consequences of the Reorganizations

            The Reorganizations will not result in any income, gain or loss being recognized for federal income tax purposes by any of the Pioneer Funds or their shareholders as a direct result of the Reorganizations. However, in accordance with the Pioneer Funds' policy to distribute its investment company taxable income, net tax-exempt income and net capital gains for the taxable year (in order to qualify for tax treatment as a regulated investment company and avoid federal income tax thereon at the fund level), each Pioneer Fund that is being merged into a corresponding Pioneer Fund will declare and pay a distribution of such income and gains to its shareholders shortly before the Reorganizations. Each such distribution, other than distributions of exempt-interest dividends, will be taxable to those shareholders. Additionally, following the Reorganizations, each Pioneer Fund will declare and pay before the end of 2006 a distribution of such income and gains to its shareholders. Those distributions will be fully taxable to all shareholders of the Pioneer Funds, including those of the merged Pioneer Funds, even though those distributions may include a portion of the Pioneer Fund's income and gains that were realized before the Closing Date.

Who Bears the Expenses Associated with the Reorganizations

            Pioneer has agreed to pay 50% of the costs of preparing and printing the Proxy Statement/Prospectus and the solicitation costs incurred in connection with the Reorganizations. The Pioneer Funds will each pay an equal portion of the remaining 50% of the costs incurred in connection with the Reorganizations.

What Happens if a Reorganization is Not Approved

            If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this Proxy
Statement/Prospectus, and your fund will continue to engage in the business as a separate mutual fund and the Board will consider what further action may be appropriate.

Who is Eligible to Vote?

            Shareholders of record on July 31, 2006 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           -----
INTRODUCTION                                                               [   ]

PROPOSAL 1(a) - PIONEER AMERICA INCOME TRUST                               [   ]

PROPOSAL 1(b) - PIONEER BALANCED FUND                                      [   ]

PROPOSAL 1(c) - PIONEER FLORIDA TAX FREE INCOME FUND                       [   ]

PROPOSAL 1(d) - PIONEER FOCUSED EQUITY FUND                                [   ]

TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION                         [   ]

TAX STATUS OF EACH REORGANIZATION                                          [   ]

VOTING RIGHTS AND REQUIRED VOTE                                            [   ]

COMPARISON OF MASSACHUSETTS BUSINESS TRUST AND DELAWARE STATUTORY TRUST    [   ]
(Proposal 1(a) only)

ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS                             [   ]

FINANCIAL HIGHLIGHTS                                                       [   ]

INFORMATION CONCERNING THE MEETING                                         [   ]

OWNERSHIP OF SHARES OF THE PIONEER FUNDS                                   [   ]

EXPERTS                                                                    [   ]

AVAILABLE INFORMATION                                                      [   ]

Exhibit A - Form of Agreement and Plan of Reorganization                     A-1

Exhibit B - Portfolio Management Discussion of Fund Performance              B-1

                          PIONEER AMERICA INCOME TRUST
                                       AND
                         PIONEER GOVERNMENT INCOME FUND

                                  PROPOSAL 1(a)

                                     SUMMARY

            The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

            If Proposal 1(a) is approved, your fund will be reorganized into Pioneer Government Income Fund, as described abovee.

            Both your fund and Pioneer Government Income Fund share a similar investment objective of seeking current income as is consistent with the preservation of capital and consequently, both funds have similar investment policies and risks. However, Pioneer Government Income Fund may invest in a broader range of U.S. government securities and derivatives, and is therefore subject to additional risks associated with such investments. The table below provides a comparison of the two funds. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Pioneer Government Income Fund.

  Comparison of Pioneer America Income Trust to Pioneer Government Income Fund

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                    Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
Business               A diversified, open-end investment management    A diversified series of Pioneer Series Trust
                       company organized as a Massachusetts business    IV, an open-end investment management company
                       trust.                                           organized as a Delaware statutory trust.
---------------------------------------------------------------------------------------------------------------------
Net assets, as of      $175.0 million                                   $100.8 million
May 31, 2006
---------------------------------------------------------------------------------------------------------------------
Investment adviser     Investment Adviser:
and portfolio          Pioneer Investment Management, Inc. ("Pioneer")
manager
                       ----------------------------------------------------------------------------------------------
                       Portfolio Manager:
                       Day-to-day management of each fund's portfolio is the responsibility of Richard Schlanger.
                       Mr. Schlanger is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Schlanger, a vice president, joined
                       Pioneer as a portfolio manager in 1988 after spending 12 years with Irving Trust Company in
                       New York, where he had overall responsibility for managing nearly $1.5 billion in fixed income assets.
---------------------------------------------------------------------------------------------------------------------
Investment objective   The fund seeks as high a level of current        The fund seeks current income as is
                       income as is consistent with preservation of     consistent with preservation of capital.
                       capital and prudent investment risk.
---------------------------------------------------------------------------------------------------------------------
Primary investments    The fund invests exclusively in securities       Normally, the fund invests at least 80% of
                       that are backed by the full faith and credit     its net assets (plus the amount of
                       of the U.S. government, and repurchase           borrowings, if any, for investment purposes)
                       agreements and "when-issued" commitments with    in U.S. government securities, and repurchase
                       respect to these securities. These securities    agreements and "when-issued" commitments with
                       include:                                         respect to these securities.

                                                                        U.S. government securities include U.S.
                                                                        Treasury
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                   Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
                           o    U.S. Treasury obligations, which        obligations, such as bills, bonds
                                differ only in their interest rates,    and notes, and obligations issued or
                                maturities and times of issuance,       guaranteed by U.S. government agencies or
                                including U.S. Treasury bills           instrumentalities.
                                (maturities of one year or less),
                                U.S. Treasury notes (maturities of      Securities in which the fund may invest
                                one to 10 years), and U.S. Treasury     include:
                                bonds (generally maturities greater
                                than 10 years)                              o   U.S. Treasury obligations, which
                                                                                differ only in their interest
                           o    Obligations issued by or guaranteed             rates, maturities and times of
                                as to principal and interest by the             issuance, including U.S. Treasury
                                U.S. Treasury and certain agencies              bills (maturities of one year or
                                and instrumentalities of the U.S.               less), U.S. Treasury notes
                                government, such as Government                  (maturities of one to 10 years),
                                National Mortgage Association (GNMA)            and U.S. Treasury bonds (generally
                                certificates and Federal Housing                maturities greater than 10 years)
                                Administration (FHA) debentures, for
                                which the U.S. Treasury                     o   Obligations issued by or guaranteed
                                unconditionally guarantees payment              as to principal and interest by the
                                of principal and interest.                      U.S. Treasury and certain agencies
                                                                                and instrumentalities of the U.S.
                       The fund's investments may have all types of             government, such as GNMA
                       interest rate payment and reset terms,                   certificates and FHA debentures,
                       including fixed rate, adjustable rate, zero              for which the U.S. Treasury
                       coupon, contingent, deferred, payment-in-kind            unconditionally guarantees payment
                       and auction rate features. The fund may invest           of principal and interest
                       in securities of any maturity. Although the
                       average dollar weighted maturity of the fund's       o   Obligations of issuers that are
                       portfolio may vary significantly, it generally           supported by the ability of the
                       will not exceed 20 years.                                issuer to borrow from the U.S.
                                                                                Treasury
                       The fund may invest in Treasury Inflation
                       Protected Securities ("TIPS"). TIPS are fixed        o   Obligations of the Private Export
                       and floating rate debt securities of varying             Funding Corporation ("PEFCO"),
                       maturities issued by the U.S. government and             which may be guaranteed by the
                       its agencies and instrumentalities whose                 Export-Import Bank of the U.S.
                       principal value is periodically adjusted                 ("Exim Bank"), an agency of the U.S.
                       according to the rate of inflation. TIPS pay
                       interest every six months, based on a fixed          o   Obligations of government sponsored
                       rate that is applied to the adjusted                     entities that do not have any form
                       principal. With inflation, the value of the              of credit support from the U.S.
                       principal and the amount of interest payable             government, including the Federal
                       on these securities increases. With                      Farm Credit Banks ("FFCB") and
                       deflation, the value of the principal and the            Tennessee Valley Authority ("TVA").
                       amount of interest payable on these securities
                       decreases. Upon maturity, the original or        Government sponsored entities, such as the
                       adjusted principal amount is paid, whichever     Federal Home Loan Mortgage Corporation
                       is greater. Although repayment of the            (Freddie Mac), the Federal National Mortgage
                       original bond principal upon maturity (and as    Association (FNMA), the Federal Home Loan
                       adjusted for inflation) is guaranteed, the       Banks (FHLBs), the Private Export Funding
                       current market value of TIPS is not guaranteed   Corporation, the Federal Farm Credit Banks
                       and will fluctuate.                              and the Tennessee Valley Authority, although
                                                                        chartered or sponsored by Congress, are not
                                                                        funded by congressional appropriations and
                                                                        the debt and mortgage-backed securities
                                                                        issued by them are neither guaranteed nor
                                                                        issued by the U.S. government.

                                                                        The fund will provide written notice to
                                                                        shareholders at least 60 days prior to any
                                                                        change to the requirement that it invest at
                                                                        least 80% of its assets in U.S. government
                                                                        securities.

                                                                        The fund's investments may have all types of
                                                                        interest rate payment and reset terms,
                                                                        including fixed rate, adjustable rate, zero
                                                                        coupon, contingent, deferred, payment-in-kind
                                                                        and auction rate features.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                   Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
                                                                        The fund may invest in securities with a
                                                                        broad range of maturities and maintains an
                                                                        average portfolio maturity which varies based
                                                                        upon the judgment of Pioneer.

                       Each fund may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. These securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real estate. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

                       Each fund may invest in repurchase agreements. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than a fund's purchase price, with the difference being income to the fund. The other party's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily.
                       Repurchase agreements afford a fund an opportunity to earn income on temporarily available cash at low risk. However, in the event that the other party to the repurchase agreement defaults on its obligations, a fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if a fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

                       Each fund may purchase and sell securities, including GNMA certificates, on a when-issued or delayed delivery basis. These transactions arise when securities are purchased or sold by a fund with payment and delivery taking place at a fixed future date. Each fund will not earn income on these securities until delivered. Each fund may engage in these transactions when it believes they would result in a favorable price and yield for the security being purchased or sold. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in a fund missing the opportunity to obtain a favorable price or yield elsewhere.
---------------------------------------------------------------------------------------------------------------------
Investment             Pioneer, each fund's investment adviser, considers both broad economic factors and issuer
strategies             specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity and sector weighting of a fund's portfolio,
                       Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the
                       U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities
                       (such as yields compared to U.S. Treasuries or comparable issues) and sector diversification.

                       In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.
---------------------------------------------------------------------------------------------------------------------
Other investments                                                       The fund may use futures and options on
                                                                        securities, indices and other derivatives. A
                                                                        derivative is a security or instrument whose
                                                                        value is determined by reference to the value
                                                                        or the change in value of one or more
                                                                        securities, currencies, indices or other
                                                                        financial instruments. Although there is no
                                                                        specific limitation on investing in
                                                                        derivatives, the fund does not use
                                                                        derivatives as a primary investment
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                   Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
                                                                        technique and generally limits their use to
                                                                        hedging. However, the fund may use
                                                                        derivatives for a variety of non-principal
                                                                        purposes, including:

                                                                            o   As a hedge against adverse changes
                                                                                in interest rates

                                                                            o   As a substitute for purchasing or
                                                                                selling securities

                                                                            o   To increase the fund's return as a
                                                                                non-hedging strategy that may be
                                                                                considered speculative.

                                                                        Even a small investment in derivatives can
                                                                        have a significant impact on the fund's
                                                                        exposure to interest rates. If changes in a
                                                                        derivative's value do not correspond to
                                                                        changes in the value of the fund's other
                                                                        investments, the fund may not fully benefit
                                                                        from or could lose money on the derivative
                                                                        position. In addition, some derivatives
                                                                        involve risk of loss if the person who issued
                                                                        the derivative defaults on its obligation.
                                                                        Certain derivatives may be less liquid and
                                                                        more difficult to value. The fund will only
                                                                        invest in derivatives to the extent Pioneer
                                                                        believes these investments do not prevent the
                                                                        fund from seeking its investment objective.
---------------------------------------------------------------------------------------------------------------------
Temporary defensive    Normally, each fund invests substantially all of its assets to meet its investment objective.
strategies             Each fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, each fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, a fund may not be able to achieve its investment objective.

Short-term trading     Each fund usually does not trade for short-term profits. Each fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If a fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
---------------------------------------------------------------------------------------------------------------------

                                Classes of Shares, Fees and Expenses

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                    Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
Class A sales          The Class A shares of both funds have the same characteristics and fee structure.
charges and fees
                           o    Class A shares are offered with initial sales charges up to 4.50% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from Pioneer Funds Distributor, Inc. ("PFD"), the funds' distributor, of up to 4% declining as the size of your investment increases.

                           o    There are no contingent deferred sales charges, except in certain circumstances when the initial sales charge is waived.

                           o    Class A shares are subject to distribution and service (12b-1) fees of up to 0.25% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
---------------------------------------------------------------------------------------------------------------------
Class B sales          The Class B shares of both funds have the same characteristics and fee structure.
charges and fees
                           o    Class B shares are offered without an initial sales charge, but are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                   Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
                                charged after five years. Your investment firm may receive a commission from PFD, the funds' distributor, at the time of your purchase of up to 4%.

                           o    Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. Both of these fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
---------------------------------------------------------------------------------------------------------------------
Class C sales          The Class C shares of both funds have the same characteristics and fee structure.
charges and fees
                           o    Class C shares are offered without an initial sales charge.

                           o    Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD at the time of your purchase of up to 1%.

                           o    Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
---------------------------------------------------------------------------------------------------------------------
Class R sales          The Class R shares of both funds have the same characteristics and fee structure.
charges and fees
                           o    Class R shares are offered without an initial sales charge.

                           o    Class R shares are not subject to a contingent deferred sales charge.

                           o    Class R shares are subject to distribution and service (12b-1) fees of up to 0.50% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
---------------------------------------------------------------------------------------------------------------------
Investor Class         The Investor Class shares of both funds have the same characteristics and fee structure.
sales charges and
fees                       o    Investor Class shares are offered without an initial sales charge.

                           o    Investor Class shares are not subject to a contingent deferred sales charge.

                           o    Investor Class shares are not subject to distribution and service (12b-1) fees.

                           o    All Investor Class shares of a fund, whenever issued, convert to Class A shares of the fund on December 10, 2006.
---------------------------------------------------------------------------------------------------------------------
Management fees        Both funds have the same management fee structure. Pioneer's annual fee is equal to 0.50% of each fund's average daily net assets. The fee is accrued daily and paid monthly.

                       A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in Pioneer America Income Trust's December 31, 2005 annual report to shareholders and in Pioneer Government Income Fund's January 31, 2006 semi-annual report to shareholders.
---------------------------------------------------------------------------------------------------------------------

                      Buying, Selling and Exchanging Shares

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                    Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
Buying shares          You may buy shares from any investment firm that has a sales agreement with PFD, the funds'
                       distributor. You can buy shares at the offering price. You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund.

                       Class R shares are available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares also are available to IRA rollovers from eligible retirement plans that offered one or more Class R share Pioneer funds as investment options. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell
                       Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                Pioneer America Income Trust                   Pioneer Government Income Fund
---------------------------------------------------------------------------------------------------------------------
                       Employee Retirement Income Security Act of 1974 (ERISA).

                       Investor Class Shares have been issued in connection with the Reorganization. The fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the fund's outstanding Investor Class shares. Holders of Investor Class Shares of the fund may be eligible to purchase Class A shares of the fund without paying a sales load, pursuant to the prospectus for that Class. All Investor Class shares of the fund, whenever issued, convert to Class A shares of the fund on December 10, 2006.

                       If you have an existing non-retirement account, you may purchase shares of a fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
---------------------------------------------------------------------------------------------------------------------
Minimum initial        Your initial investment must be at least $1,000 for Class A, Class B or Class C shares. There
investment             is no minimum initial investment amount for Class R shares. Additional investments must be at least $100 for Class A shares, $500 for Class B shares or Class C shares, and there is no minimum additional investment amount for Class R shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
---------------------------------------------------------------------------------------------------------------------
Maximum purchase       Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C
amounts                shares. There is no maximum purchase for Class A shares or Class R shares. These limits are applied on a per transaction basis.
---------------------------------------------------------------------------------------------------------------------
Exchanging shares      You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000. Each fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                       The fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the fund's outstanding Investor Class shares. Holders of
                       Investor Class Shares of the fund may be eligible to purchase Class A shares of the fund without paying a sales load, pursuant to the prospectus for that Class. All Investor Class shares of a fund, whenever issued, convert to Class A shares of the fund on December 10, 2006.

                       In connection with the Reorganization, Pioneer Government Income Fund's Class A shareholders will have the opportunity to exchange their shares for Class Y shares of Pioneer Government
                       Income Fund at net asset value without any initial or contingent sales charge.

                       After you establish an eligible fund account, you can exchange fund shares by telephone or online.
---------------------------------------------------------------------------------------------------------------------
Selling shares         Your shares will be sold at net asset value per share next calculated after a fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                       If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell fund shares held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
---------------------------------------------------------------------------------------------------------------------
Net asset value        Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

                       You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A,
                       Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
---------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

            Because each fund has similar investment objectives and investment strategies, the funds are subject to some of the same principal risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

      o Interest rates go up causing the value of the fund's investments to decline.

      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

      o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy prove to be incorrect.

            To the extent either fund invests significantly in mortgage-backed securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities.

            Unlike your fund, Pioneer Government Income Fund is subject to the risks of investing in government-sponsored entities. Government sponsored entities such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government.

The Funds' Fees and Expenses

            Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended December 31, 2005, and (ii) for Pioneer Government Income Fund, the expenses of Pioneer Government Income Fund for the twelve-month period ended January 31, 2006. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on January 31, 2006.

                                                  Combined                            Combined                           Combined
                          Pioneer                 Pioneer      Pioneer                Pioneer     Pioneer      Pioneer   Pioneer
                          America     Pioneer    Government    America    Pioneer    Government   America    Government  Government
                           Income    Government Income Fund    Income    Government Income Fund   Income       Income   Income Fund
                           Trust    Income Fund (Pro Forma      Trust   Income Fund  (Pro Forma    Trust        Fund     (Pro Forma
                         (12 months  (12 months  12 months   (12 months  (12 months  12 months  (12 months   (12 months  12 months
                           ended       ended       ended        ended      ended       ended       ended       ended       ended
                          December    January     January      December   January     January    December     January     January
                          31, 2005)  31, 2006)   31, 2006)    31, 2005)  31, 2006)   31, 2006)   31, 2005)    31, 2006)   31, 2006)
-----------------------  ---------- ----------- -----------  ---------- ----------- ----------- ----------   ---------- -----------
Shareholder transaction
fees (paid directly
from your investment)      Class A    Class A     Class A      Class B    Class B     Class B     Class C      Class C    Class C

Maximum sales charge
(load) when you buy
shares as a percentage
of offering price           4.50%      4.50%       4.50%        None       None        None        None         None       None

Maximum deferred sales
charge (load) as a
percentage of offering
price or the amount you
receive when you sell
shares, whichever is
less                        none (1)   None (1)    None (1)        4%         4%          4%          1%           1%         1%

                                                  Combined                            Combined                           Combined
                          Pioneer                 Pioneer      Pioneer                Pioneer     Pioneer      Pioneer   Pioneer
                          America     Pioneer    Government    America    Pioneer    Government   America    Government  Government
                           Income    Government Income Fund    Income    Government Income Fund   Income       Income   Income Fund
                           Trust    Income Fund (Pro Forma      Trust   Income Fund  (Pro Forma    Trust        Fund     (Pro Forma
                         (12 months  (12 months  12 months   (12 months  (12 months  12 months  (12 months   (12 months  12 months
                           ended       ended       ended        ended      ended       ended       ended       ended       ended
                          December    January     January      December   January     January    December     January     January
                          31, 2005)  31, 2006)   31, 2006)    31, 2005)  31, 2006)   31, 2006)   31, 2005)    31, 2006)   31, 2006)
-----------------------  ---------- ----------- -----------  ---------- ----------- ----------- ----------   ---------- -----------
Redemption fee as a
percentage of amount
redeemed, if applicable     None       None        None         None       None        None        None         None       None

Annual fund operating
expenses (deducted from
fund assets) as a % of
average daily net
assets

Management Fee              0.50%      0.50%       0.50%        0.50%      0.50%       0.50%       0.50%        0.50%      0.50%

Distribution and
Service (12b-1) Fee         0.25%      0.25%       0.25%        1.00%      1.00%       1.00%       1.00%        1.00%      1.00%

Other Expenses              0.45%      0.32%       0.42%        0.53%      0.39%       0.50%       0.43%        0.66%      0.43%

Total Annual Fund
Operating Expenses(2)       1.20%      1.07%       1.17%        2.03%      1.89%       2.00%       1.93%        2.16%      1.93%

Less: Fee Waiver and
Expense Limitations          N/A        N/A         N/A% (3)     N/A        N/A      (0.11)% (3)    N/A          N/A        N/A

Net Expenses                1.20%      1.07%       1.17%        2.03%      1.89%       1.89% (3)   1.93%        2.16%      1.93%

                                                  Combined                            Combined                           Combined
                          Pioneer                 Pioneer      Pioneer                Pioneer     Pioneer      Pioneer   Pioneer
                          America     Pioneer    Government    America    Pioneer    Government   America    Government  Government
                           Income    Government Income Fund    Income    Government Income Fund   Income       Income   Income Fund
                           Trust    Income Fund (Pro Forma      Trust   Income Fund  (Pro Forma    Trust        Fund     (Pro Forma
                         (12 months  (12 months  12 months   (12 months  (12 months  12 months  (12 months   (12 months  12 months
                           ended       ended       ended        ended      ended       ended       ended       ended       ended
                          December    January     January      December   January     January    December     January     January
                          31, 2005)  31, 2006)   31, 2006)    31, 2005)  31, 2006)   31, 2006)   31, 2005)    31, 2006)   31, 2006)
-----------------------  ---------- ----------- -----------  ---------- ----------- ----------- ----------   ---------- -----------
Shareholder transaction
fees (paid directly                                                                              Investor     Investor    Investor
from your investment)                                         Class R    Class R     Class R      Class        Class       Class

Maximum sales charge
(load) when you buy
shares as a percentage
of offering price                                                 None        N/A        None        None          N/A       None

Maximum deferred sales
charge (load) as a
percentage of offering
price or the amount you
receive when you sell
shares, whichever is
less                                                              None        N/A        None        None          N/A       None

Redemption fee as a
percentage of amount
redeemed, if applicable                                           None        N/A        None        None          N/A       None

Annual fund operating
expenses (deducted from
fund assets) as a % of
average daily net assets

Management Fee                                                    0.50%       N/A        0.50%       0.50%         N/A       0.50%

Distribution and
Service (12b-1) Fee                                               0.50%       N/A        0.50%       0.00%         N/A       0.00%

Other Expenses                                                  0.61%       N/A        0.61%       0.33% (4)     N/A       0.33% (4)

Total Annual Fund
Operating Expenses(2)                                           1.61%       N/A        1.61%       0.83% (4)     N/A       0.83% (4)

            The hypothetical examples below help you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's operating expenses remain the same and (e) Pioneer's contractual expense limitation for the combined Pioneer Government Income Fund's Class B shares is in effect for year one. Pro forma expenses are included assuming a Reorganization with your fund and Pioneer Government Income Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                                                   Combined Pioneer
            Number of years you own               Pioneer America Income   Pioneer Government   Government Income Fund
                  your shares                              Trust               Income Fund           (Pro Forma)
-----------------------------------------------   ----------------------   ------------------   ----------------------
Class A -- assuming redemption at end of period

Year 1                                                     $  567                 $  554                 $  564

Year 3                                                     $  814                 $  775                 $  805

Year 5                                                     $1,080                 $1,014                 $1,065

Year 10                                                    $1,839                 $1,697                 $1,806

Class A -- assuming no redemption

Year 1                                                     $  567                 $  554                 $  564

Year 3                                                     $  814                 $  775                 $  805

Year 5                                                     $1,080                 $1,014                 $1,065

Year 10                                                    $1,839                 $1,697                 $1,806

Class B -- assuming redemption at end of period

Year 1                                                     $  606                 $  592                 $  592

Year 3                                                     $  937                 $  894                 $  917

Year 5                                                     $1,193                 $1,121                 $1,168

Year 10                                                    $2,145                 $1,998                 $2,104

Class B -- assuming no redemption

Year 1                                                     $  206                 $  192                 $  192

Year 3                                                     $  637                 $  594                 $  617

Year 5                                                     $1,093                 $1,021                 $1,068

Year 10                                                    $2,145                 $1,998                 $2,104

Class C -- assuming redemption at end of period

Year 1                                                     $  296                 $  319                 $  296

Year 3                                                     $  606                 $  676                 $  606

Year 5                                                     $1,042                 $1,159                 $1,042

Year 10                                                    $2,254                 $2,493                 $2,254

Class C -- assuming no redemption

Year 1                                                     $  196                 $  219                 $  196

Year 3                                                     $  606                 $  676                 $  606

Year 5                                                     $1,042                 $1,159                 $1,042

Year 10                                                    $2,254                 $2,493                 $2,254

                                                                                                   Combined Pioneer
            Number of years you own               Pioneer America Income   Pioneer Government   Government Income Fund
                  your shares                              Trust               Income Fund           (Pro Forma)
-----------------------------------------------   ----------------------   ------------------   ----------------------

Class R

Year 1                                                     $  164                    N/A                 $  164

Year 3                                                     $  508                    N/A                 $  508

Year 5                                                     $  876                    N/A                 $  876

Year 10                                                    $1,911                    N/A                 $1,911

Investor Class(3)

Year 1                                                     $   85                    N/A                 $   85

Year 3                                                     $  344                    N/A                 $  338

Year 5                                                     $  624                    N/A                 $  611

Year 10                                                    $1,422                    N/A                 $1,390

----------
(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) The funds' total annual operating expenses in the table have not been reduced by any expense offset arrangements.

(3) Net expenses in the table reflect the expense limitation that will be in effect upon the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce fund expenses to 1.89% of the average daily net assets attributable to Class B shares. This expense limitation is in effect from the closing date of the Reorganization through December 1, 2007. There can be no assurance that Pioneer will extend the expense limitation beyond such time.

(4) The funds' Investor Class shares, whenever issued, convert to Class A shares of the fund on December 10, 2006.

Comparison of Fund Performance

            The bar charts show the year-by-year performance of each fund's Class A shares since inception. Class B, Class C, Class R and Investor Class shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. The tables show average annual total return (before and after sales taxes) for each fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each fund are for Class A only; after-tax returns for other classes will vary. Past performance (before and after taxes) does not indicate future results.

            Pursuant to an agreement and plan of reorganization, Pioneer Government Income Fund acquired the assets and liabilities of AmSouth Government Income Fund (the predecessor fund) on September 23, 2005. In the reorganization, the predecessor fund exchanged all of its assets for shares of the fund. The predecessor fund offered classes of shares similar to the fund's Class A and Class B shares. As a result of the reorganization, the fund is the accounting successor of the predecessor fund. The performance of the Class A and Class B shares of the fund set forth in the table below includes the performance of the predecessor fund's Class A and Class B shares prior to the Reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Class C shares were not previously offered by the predecessor fund. The performance of the fund's Class C shares is based upon the performance of the predecessor fund's Class B shares as adjusted to reflect sales charges applicable to the fund's Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

          Pioneer America Income Trust Annual Return -- Class A Shares*
                            (Year ended December 31)

                             '96              2.29%
                             '97              8.51%
                             '98              7.78%
                             '99             (2.53)%
                             '00             11.58%
                             '01              5.92%
                             '02              9.77%
                             '03              1.47%
                             '04              2.78%
                             '05              1.84%

            * During the period shown in the bar chart, Pioneer America Income Trust's highest quarterly return was 4.51% for the quarter ended September 30, 2001, and the lowest quarterly return was (2.07)% for the quarter ended March 31, 1996. For the period from January 1, 2006 to June 30, 2006, Pioneer America
Income Trust's return was [   ]%.

        Pioneer Government Income Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                             '96              4.05%
                             '97              9.35%
                             '98              7.14%
                             '99              0.63%
                             '00             10.67%
                             '01              7.01%
                             '02              8.70%
                             '03              1.46%
                             '04              2.39%
                             '05              1.49%

            * During the period shown in the bar chart, Pioneer Government Income Fund's highest quarterly return was 4.47% for the quarter ended September 30, 2002, and the lowest quarterly return was (1.77)% for the quarter ended June 30, 2004. For the period from January 1, 2006 to June 30, 2006, Government
Income Trust's return was [   ]%.

                           Average Annual Total Return
                      (for periods ended December 31, 2005)

                                                          1 Year     5 Years    10 Years    Since Inception
--------------------------------------------------        ------     -------    --------    ----------------
Pioneer America Income Trust

   Class A - Before Taxes                                 (2.73)%     3.36%       4.38%          6.08%
                                                                                              (6/1/88)

   Class A - After Taxes on Distributions(1)              (4.22)%     1.60%       2.24%          3.70%
                                                                                              (6/1/88)

   Class A - After Taxes on Distributions and Sale
        of Fund Shares(1)                                 (1.78)%     1.80%       2.38%          3.75%
                                                                                              (6/1/88)

   Class B - Before Taxes                                 (2.90)%     3.46%       4.04%          4.65%
                                                                                             (4/29/94)

   Class C - Before Taxes(2)                               1.02%      3.52%        N/A           4.06%
                                                                                             (1/31/96)

   Class R - Before Taxes                                  1.53%      3.99%       4.44%          5.89%
                                                                                              (6/1/88)

   Investor Class - Before Taxes                           2.27%       N/A         N/A           2.11%
                                                                                            (12/10/04)

Lehman Brothers Government Bond Index (reflects no
deduction for taxes)(3)                                    2.65%      5.39%       5.94%          7.51%(6)

Lehman Brothers Fixed Rate Mortgage-Backed Securities
Index (reflects no deduction for taxes)(4)                 2.61%      5.44%       6.17%          7.63%(7)

Pioneer Government Income Fund

   Class A - Before Taxes                                 (3.04)%     3.21%       4.75%          4.97% (8)
                                                                                             (10/1/93)

   Class A - After Taxes on Distribution(1)               (4.65)%     1.40%       2.64%          2.74% (8)
                                                                                             (10/1/93)

   Class A - After Taxes on Distributions and Sale
      of Fund Shares(1)                                   (1.78)%     1.69%       2.75%          2.84% (8)
                                                                                             (10/1/93)

   Class B - Before Taxes                                 (3.11)%     3.40%        N/A           4.45% (8)
                                                                                             (3/13/00)

   Class C - Before Taxes(2)                               0.80%      3.42%        N/A           4.47% (8)
                                                                                             (3/13/00)

Lehman Brothers Government Bond Index
(reflects no deduction taxes)(3)                           2.65%      5.39%       5.94%          5.86% (8)(9)

Lehman Brothers Fixed Rate Mortgage-Backed Securities
Index (reflects no deduction for taxes)(4)                 2.61%      5.44%       6.17%          6.31% (8)(9)

----------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(2) The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

(3) The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government.

(4) The Lehman Brothers Fixed Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the GNMA, Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

(6) Reflects the return of the index since the inception of Class A and Class R shares. Index returns since the inception of other classes are as follows:
Class B shares: 6.63%. Class C shares: 5.92%. Investor Class shares: 2.65%.

(7) Reflects the return of the index since the inception of Class A and Class R shares. Index returns since the inception of other classes are as follows:
Class B shares: 6.81%. Class C shares: 6.15%. Investor Class shares: 2.61%.

(8) Reflects the inception dates of the predecessor fund (the predecessor fund's Class B shares' inception date is applicable in the case of the fund's Class C shares). The fund began offering its Class C shares on September 23, 2005.

(9) Reflects the return of the index since the inception of Class A shares. The returns of the Lehman Brothers Government Bond Index and the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index since the inception of Class B shares were 6.34% and 6.40%, respectively.

            The most recent portfolio management discussion of each fund's performance is attached as Exhibit B.

                                 CAPITALIZATION

            The following table sets forth the capitalization of each fund as of May 31, 2006 and the pro forma combined capitalization of the combined fund as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between May 31, 2006 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

                                                                        Pro Forma
                            Pioneer America   Pioneer Government   Pioneer Government
                             Income Trust         Income Fund          Income Fund
                            (May 31, 2006)      (May 31, 2006)       (May 31, 2006)
-------------------------   ---------------   ------------------   ------------------
Net Assets                   $ 175,022,925       $ 100,848,861        $ 275,871,787

  Class A                    $  93,795,355       $  12,229,793        $ 106,025,148

  Class B                    $  26,441,611       $   4,459,597        $  30,901,207

  Class C                    $  20,768,730       $     221,493        $  20,990,223

  Class Y                              N/A       $  83,937,979        $  83,937,979

  Class R                    $     788,563                 N/A        $     788,563

  Investor Class             $  33,228,667                 N/A        $  33,228,667

Net Asset Value Per Share

  Class A                    $        9.21       $        9.16        $        9.16

  Class B                    $        9.16       $        9.16        $        9.16

  Class C                    $        9.18       $        9.17        $        9.17

  Class Y                              N/A       $        9.17        $        9.17

  Class R                    $        9.29                 N/A        $        9.16

  Investor Class             $        9.21                 N/A        $        9.16

Shares Outstanding

  Class A                       10,186,125           1,335,314           11,574,982

  Class B                        2,888,187             486,951            3,373,589

  Class C                        2,261,606              24,166            2,289,022

  Class Y                              N/A           9,153,825            9,153,825

  Class R                           84,908                 N/A               86,088

  Investor Class                 3,608,210                 N/A            3,627,584

            It is impossible to predict how many shares of Pioneer Government Income Fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of Pioneer Government Income Fund shares that will actually be received and distributed.

          PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

      o The Reorganization is scheduled to occur as of the close of business on October 20, 2006, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Pioneer Government Income Fund, and Pioneer Government Income Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Pioneer Government Income Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

      o Pioneer Government Income Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Pioneer Government Income Fund.

      o Pioneer Government Income Fund will issue to your fund Class B shares with an aggregate net asset value equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Pioneer Government Income Fund.

      o Pioneer Government Income Fund will issue to your fund Class C shares with an aggregate net asset value equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Pioneer Government Income Fund.

      o Pioneer Government Income Fund will issue to your fund Class R shares with an aggregate net asset value equal to the net assets attributable to your fund's Class R shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class R shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class R shareholders of your fund will end up as Class R shareholders of Pioneer Government Income Fund.

      o Pioneer Government Income Fund will issue to your fund Investor Class shares with an aggregate net asset value equal to the net assets attributable to your fund's Investors Class shares. As part of the liquidation of your fund, these shares will immediately be distributed to Investor Class shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Investor Class shareholders of your fund will end up as Investor Class shareholders of Pioneer Government Income Fund. All Investor Class shares of Pioneer Government Income Fund, whenever issued, convert to Class A shares of Pioneer Government Income Fund on December 10, 2006.

      o     After the shares are issued, your fund will be dissolved.

Reasons for the Proposed Reorganization

            The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

            First, the Reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. After the Reorganization, the combined fund's greater asset size may allow it, relative to your fund, to (i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

            Second, the long-term historical investment performance of each fund is similar. Although Pioneer America Income Trust's short-term performance, for the one- and five-year periods, is higher, Pioneer Government Income Fund's long-term performance for the 10-year period is higher. For the one, five and 10-year periods ended December 31, 2005, Class A shares of Pioneer Government Income Fund had an average annual return of -3.04% (one year); 3.21% (five year); and 4.75% (10 year), compared to an average annual return of the Class A shares of Pioneer America Income Trust of -2.73% (one year); 3.36% (five year); and 4.38% (10 year), respectively, during the same period.

            Third, since the management fee rate is the same for both funds, there will be no increase in management fee (as a percentage of average daily net assets) as a result of the Reorganization. With the exception of Class C shares, the historical total expenses of Pioneer Government Income Fund's shares are lower than Pioneer America Income Trust's historical expenses for its shares. In addition, it is anticipated that the pro forma expense ratio for each class of shares will be the same or lower than the historical expense ratio of Pioneer America Income Trust after the Reorganization and has the potential to decrease further with asset growth. Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to limit Pioneer Government Income Fund's Class B shares to 1.89% of the average daily net assets attributable to Class B shares through December 1, 2007. Although Pioneer Government Income
Fund has historically not had Class R or Investor Class shares outstanding, these classes will be issued in the Reorganization, and the resulting expense ratio of each is expected to be lower than the expense ratio of your fund's Class R and Investor Class shares.

            The Boards of both funds considered that each fund would bear equally half of all of the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the balance of these expenses. The Boards of both funds estimate that these expenses in the aggregate will not exceed $84,500.

            The Boards of both funds considered that the funds' investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies, which would result in a decrease in the combined fund's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Boards believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

            The Boards of Trustees of both funds also considered that the Reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

                      BOARDS' EVALUATION AND RECOMMENDATION

            For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interest of your fund and that the interests of your fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Pioneer Series Trust IV, including the Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Government Income Fund and that the interests of Pioneer Government Income Fund's shareholders would not be diluted as a result of the Reorganization.

            The Trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                              PIONEER BALANCED FUND
                                       AND
                          PIONEER CLASSIC BALANCED FUND

                                  PROPOSAL 1(b)

                                     SUMMARY

            The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

            If Proposal 1(b) is approved, your fund will be reorganized into Pioneer Classic Balanced Fund, as described above.

            Each fund has substantially similar investment objectives and principal investment strategies, except that Pioneer Classic Balanced Fund's investment strategy focuses on value-oriented equity securities while your fund focuses on growth-oriented equity securities. The table below provides a comparison of the two funds. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Pioneer Classic Balanced Fund.

      Comparison of Pioneer Balanced Fund to Pioneer Classic Balanced Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------------
Business            A diversified, open-end investment management company     A diversified series of Pioneer Series Trust IV, an
                    organized as a Delaware statutory trust.                  open-end investment management company organized as a
                                                                              Delaware statutory trust.
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, as of   $121.9 million                                            $122.5 million
May 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Investment adviser  Investment Adviser:
and portfolio       Pioneer Investment Management, Inc. ("Pioneer")
managers
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
                    Portfolio Managers:                                       Portfolio Managers:

                    Day-to-day management of the fund's portfolio is the      Day-to-day management of the fund's portfolio is the
                    responsibility of co-managers Timothy Mulrenan (equity    responsibility of co-managers John A. Carey and Walter
                    securities) and Richard Schlanger (fixed income           Hunnewell, Jr. (equity securities) and Kenneth J.
                    securities). Mr. Mulrenan and Mr. Schlanger are           Taubes (fixed income securities). Mr. Carey, Mr.
                    supported by the fixed income team and the domestic       Hunnewell and Mr. Taubes are supported by the domestic
                    equity team. Members of these teams manage other          equity team and the fixed income team. Members of
                    Pioneer funds that invest primarily in fixed income       these teams manage other Pioneer funds that invest
                    securities and U.S. equity securities, respectively.      primarily in fixed income securities and U.S. equity
                    The portfolio managers and the team also may draw upon    securities, respectively. The portfolio managers and
                    the research and investment management expertise of the   the teams also may draw upon the research and
                    global research team, which provides fundamental          investment management expertise of the global research
                    research on companies and includes members from           team, which provides fundamental research on companies
                    Pioneer's affiliate, Pioneer Investment Management        and includes members from Pioneer's affiliate, Pioneer
                    Limited. Mr. Mulrenan, a vice president, joined           Investment Management Limited. Mr. Carey is a
                    Pioneer in 1997 as an analyst and has managed             director of portfolio management and an executive vice
                    portfolios since 1998. Mr. Schlanger, a vice              president of Pioneer. Mr. Carey joined Pioneer as an
                    president, joined Pioneer as a portfolio manager in       analyst in 1979. Mr. Hunnewell is a vice president of
                    1988 after spending 12 years with Irving Trust Company    Pioneer. He joined Pioneer in August 2001 and has
                    in New York, where he had overall responsibility for      been an investment professional since 1985. Prior to
                    managing nearly $1.5 billion in fixed income assets.      joining Pioneer, Mr. Hunnewell was an independent
                                                                              investment manager and a fiduciary of private asset
                                                                              portfolios from 2000 to 2001. Mr. Taubes is
                                                                              responsible for overseeing the U.S. and global fixed
                                                                              income teams. He joined Pioneer as a senior vice
                                                                              president in September 1998 and has been an investment
                                                                              professional since 1982.
------------------------------------------------------------------------------------------------------------------------------------
Investment          The fund seeks capital growth and current income by       The fund seeks capital growth and current income
objective           actively managing investments in a diversified            through a diversified portfolio of equity securities
                    portfolio of equity securities and bonds.                 and bonds.
------------------------------------------------------------------------------------------------------------------------------------
Primary             Pioneer allocates each fund's assets between equity and debt securities based on its assessment of current
investments         business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of each fund's net assets. For purposes of each fund's investment policies, equity investments include common stocks, convertible debt and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) that invest primarily in equity securities and preferred stocks. Each fund's investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset-backed securities, short term debt securities, cash and cash equivalents. Cash and cash equivalents include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of a fund's portfolio investments.

                    Debt securities in which each fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

                    Each fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. Each fund will not invest more than 5% of its total assets in the securities of emerging markets issuers. Each fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation.

                    Each fund may invest in U.S. government securities. U.S. government securities include obligations: directly issued by or supported by the full faith and credit of the U.S. government, like Treasury bills, notes and bonds and Government National Mortgage Association certificates; supported by the right of the issuer to borrow from the U.S. Treasury, like those of the Federal Home Loan Banks; supported by the discretionary authority of the
                    U.S. government to purchase the agency's securities like those of the Federal
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
                    National Mortgage Association; or supported only by the credit of the issuer itself, like the Tennessee Valley
                    Authority.

                    Each fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
                    ----------------------------------------------------------------------------------------------------------------
                    The fund's investments in mortgage-related securities
                    may include mortgage derivatives and structured
                    securities.
                    ----------------------------------------------------------------------------------------------------------------
                    The fund may invest up to 20% of its net assets in        The fund may invest up to 25% of its total assets in
                    REITs.                                                    REITs.
------------------------------------------------------------------------------------------------------------------------------------
Investment          In selecting equity securities, Pioneer seeks             In selecting equity securities, Pioneer uses a value
strategies          securities selling at reasonable prices and then holds    approach to select the fund's investments. Using this
                    these securities until the market values reflect their    investment style, Pioneer seeks securities selling at
                    intrinsic values.                                         reasonable prices or substantial discounts to their
                                                                              underlying values and then holds these securities
                                                                              until the market values reflect their intrinsic
                                                                              values.
                    ----------------------------------------------------------------------------------------------------------------
                    Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors
                    Pioneer looks for in selecting investments include:

                          o     Favorable expected returns relative to perceived risk

                          o     Above average potential for earnings and revenue growth

                          o     Low market valuations relative to earnings forecast, book value, cash flow and sales

                          o     A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economics of scale.

                    In selecting debt securities, Pioneer considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S.
                    dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability.

                    In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.
                    ----------------------------------------------------------------------------------------------------------------
                    Pioneer generally sells a portfolio security when it
                    believes that the issuer no longer offers the potential
                    for above average earnings and revenue growth.
                    Pioneer makes that determination based upon the same
                    criteria it uses to select portfolio securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Other investments   Up to 10% of each fund's total assets may be invested in debt securities rated below investment grade, including convertible debt. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by
                    Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Each fund may invest in debt securities rated "D" or higher by a nationally recognized statistical rating organization.

                    For purposes of each fund's credit quality policies, if a security receives different ratings from nationally recognized statistical rating organizations, each fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization changes the quality rating assigned to one or more of each fund's portfolio securities, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives         The funds may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, neither fund uses derivatives as a primary investment technique and generally limits their use to hedging. However, each fund may use derivatives for a variety of non-principal purposes, including:

                          o     As a hedge against adverse changes in market prices of securities, interest rates or currency exchange rates

                          o     As a substitute for purchasing or selling securities

                          o     To increase the fund's return as a non-hedging strategy that may be considered speculative

                    Even a small investment in derivatives can have a significant impact on the funds' exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the funds' other investments, the funds may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.
                    The funds will only invest in derivatives to the extent Pioneer believes these investments do not prevent the funds from seeking their investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Temporary           Normally, each fund invests substantially all of its assets to meet its investment objective. Each fund may
defensive           invest the remainder of its assets in securities with remaining maturities of less than one year, cash
strategies          equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, each fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, a fund may not be able to achieve its investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading  Each fund usually does not trade for short-term profits. Each fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the funds do a lot of trading, they may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
------------------------------------------------------------------------------------------------------------------------------------

                                Classes of Shares, Fees and Expenses

------------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Class A sales       The Class A shares of both funds have the same characteristics and fee structure.
charges and fees
                          o     Class A shares are offered with initial sales charges up to 4.50% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from Pioneer Funds Distributor, Inc. ("PFD"), the funds' distributor, of up to 4% declining as the size of your investment increases.

                          o     There are no contingent deferred sales charges, except in certain circumstances when the initial
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
                                sales charge is waived.

                          o     Class A shares are subject to distribution and service (12b-1) fees of up to 0.25% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Class B sales       The Class B shares of both funds have the same characteristics and fee structure.
charges and fees
                          o     Class B shares are offered without an initial sales charge, but are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after five years. Your investment firm may receive a commission from PFD, the funds'
                                distributor, at the time of your purchase of up to 4%.

                          o     Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. Both of these fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Class C sales       The Class C shares of both funds have the same characteristics and fee structure.
charges and fees
                          o     Class C shares are offered without an initial sales charge.

                          o     Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD at the time of your purchase of up to 1%.

                          o     Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Investor Class      The Investor Class shares of both funds have the same characteristics and fee structure.
sales charges and
fees                      o     Investor Class shares are offered without an initial sales charge.

                          o     Investor Class shares are not subject to a contingent deferred sales charge.

                          o     Investor Class shares are not subject to distribution and service (12b-1) fees.

                          o     All Investor Class shares of a fund, whenever issued, convert to Class A shares of the fund on
                                December 10, 2006.
------------------------------------------------------------------------------------------------------------------------------------
Management fees     Both funds have the same management fee structure. Pioneer's annual fee is equal to 0.65% of each fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on the assets over $5 billion.
                    The fee is accrued daily and paid monthly.

                    A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in
                    Pioneer Balanced Fund's December 31, 2005 annual report to shareholders and in Pioneer Classic Balanced Fund's statement of additional information, dated December 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

                      Buying, Selling and Exchanging Shares

------------------------------------------------------------------------------------------------------------------------------------
                                     Pioneer Balanced Fund                                Pioneer Classic Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Buying shares       You may buy shares from any investment firm that has a sales agreement with PFD, the funds' distributor. You can buy shares at the offering price. You may use securities you own to purchase shares of the fund provided that
                    Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund.

                    Investor Class shares have been issued in connection with the Reorganization. The fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the fund's outstanding Investor Class shares. Holders of Investor Class Shares of the fund may be eligible to purchase
                    Class A shares of the fund without paying a sales load, pursuant to the prospectus for that Class. All Investor
                    Class shares of the fund, whenever issued, convert to Class A shares of the fund on December 10, 2006.

                    If you have an existing non-retirement account, you may purchase shares of a fund by telephone or online.
                    Certain IRAs also may use the telephone purchase privilege.
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial     Your initial investment must be at least $1,000 for Class A, Class B or Class C shares. Additional investments
investment          must be at least $100 for Class A shares, $500 for Class B shares or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
------------------------------------------------------------------------------------------------------------------------------------
Maximum             Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. There is no
purchase amounts    maximum purchase for Class A shares. These limits are applied on a per transaction basis.
------------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000. Each fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                    The fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the fund without paying a sales load, pursuant to the prospectus for that
                    Class. All Investor Class shares of the fund, whenever issued, convert to Class A shares of the fund on
                    December 10, 2006.

                    After you establish an eligible fund account, you can exchange fund shares by telephone or online.
------------------------------------------------------------------------------------------------------------------------------------
Selling shares      Your shares will be sold at net asset value per share next calculated after a fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                    If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell fund shares held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
------------------------------------------------------------------------------------------------------------------------------------
Net asset value     Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).
                    ----------------------------------------------------------------------------------------------------------------
                    You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A, Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
------------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

            Because each fund has substantially similar investment objectives and investment strategies, the funds are also subject to some of the same risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

                  o The stock market goes down or performs poorly relative to other investments (this risk may be greater in the short term)

                  o The fund's equity investments do not have the growth potential originally expected

                  o Stocks selected for income do not achieve the same return as securities selected for capital growth

                  o     Value stocks fall out of favor with investors

                  o The fund's assets remain undervalued or do not have the potential value originally expected

            Risks of debt securities. Each fund has risks associated with investing in debt securities. Each fund could underperform other investments if:

                  o Interest rates go up causing the value of the fund's portfolio to decline

                  o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded

                  o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk

                  o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

                  o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

            Non-U.S. securities risks. Each fund may invest in non-U.S. securities. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

                  o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

                  o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

                  o Adverse effect of currency exchange rates or controls on the value of the fund's investments

                  o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

                  o Economic, political and social developments may adversely affect the securities markets

                  o Withholding and other non-U.S. taxes may decrease the fund's return

            Risks of REITs. Both funds may invest in REITs but to different degrees. REITs are companies that invest primarily in real estate or real estate related loans. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

            Risks of mortgage- and asset-backed securities and mortgage derivatives. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only instruments generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

            Pioneer Balanced Fund may invest in mortgage derivatives and structured securities that have imbedded leverage features. As a result, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

            Market segment risks. To the extent the either fund emphasizes, from time to time, investments in a market segment, each fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

The Funds' Fees and Expenses

            Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended December 31, 2005, and (ii) for Pioneer Classic Balanced Fund, the expenses of Pioneer Classic Balanced Fund for the twelve-month period ended January 31, 2006. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on January 31, 2006.

                                                    Combined
                                                     Pioneer
                                                     Classic
                     Pioneer                        Balanced       Pioneer         Pioneer
                     Balanced                         Fund         Balanced        Classic
                       Fund      Pioneer Classic   (Pro Forma        Fund          Balanced
                    (12 months    Balanced Fund     12 months     (12 months         Fund
                      ended         (12 months        ended         ended         (12 months
                     December     ended January    January 31,   December 31,   ended January
                     31, 2005)       31, 2006)        2006)         2005)         31, 2006)
-----------------   ----------   ---------------   -----------   ------------   -------------
Shareholder
transaction fees
(paid directly
from your
investment)          Class A           Class A       Class A        Class B          Class B

Maximum sales
charge (load)
when you buy
shares as a
percentage of
offering price          4.50%             4.50%         4.50%          None             None

Maximum deferred
sales charge
(load) as a
percentage of
offering price
or the amount
you receive when
you sell shares,
whichever is less       None (1)          None (1)      None (1)          4%               4%

                     Combined
                      Pioneer
                      Classic                  Pioneer
                     Balanced      Pioneer     Classic        Combined
                       Fund       Balanced     Balanced   Pioneer Classic
                    (Pro Forma      Fund         Fund     Balanced Fund
                     12 months   (12 months   (12 months     (Pro Forma
                      ended         ended        ended       12 months
                    January 31,    December    January     ended January
                       2006)      31, 2005)    31, 2006)     31, 2006)
-----------------   -----------  ----------   ----------  ---------------
Shareholder
transaction fees
(paid directly
from your
investment)           Class B     Class C     Class C           Class C

Maximum sales
charge (load)
when you buy
shares as a
percentage of
offering price           None        None        None              None

Maximum deferred
sales charge
(load) as a
percentage of
offering price
or the amount
you receive when
you sell shares,
whichever is less           4%          1%          1%                1%

                                                    Combined
                                                     Pioneer
                                                     Classic
                     Pioneer                        Balanced       Pioneer         Pioneer
                     Balanced                         Fund         Balanced        Classic
                       Fund      Pioneer Classic   (Pro Forma        Fund          Balanced
                    (12 months    Balanced Fund     12 months     (12 months         Fund
                      ended         (12 months        ended         ended         (12 months
                     December     ended January    January 31,   December 31,   ended January
                     31, 2005)       31, 2006)        2006)         2005)         31, 2006)
-----------------   ----------   ---------------   -----------   ------------   -------------
Redemption fee
as a percentage
of amount
redeemed, if
applicable              None              None          None           None             None

Annual fund
operating
expenses
(deducted from
fund assets) as
a % of average
daily net assets

Management Fee          0.65%             0.65%         0.65%          0.65%           0.65%

Distribution and
Service (12b-1)
Fee                     0.25%             0.25%         0.25%          1.00%           1.00%

Other Expenses          0.45%             0.37%         0.40%          0.65%           0.60%

Total Annual
Fund Operating
Expenses(2)             1.35%             1.27%         1.30%          2.30%           2.25%

Less: Fee
Waiver and
Expense
Limitations              N/A               N/A        (0.14)% (3)       N/A             N/A

Net Expenses            1.35%             1.27%         1.16% (3)      2.30%           2.25%

                     Combined
                      Pioneer
                      Classic                  Pioneer
                     Balanced      Pioneer     Classic        Combined
                       Fund        Balanced    Balanced   Pioneer Classic
                    (Pro Forma      Fund         Fund      Balanced Fund
                     12 months   (12 months   (12 months     (Pro Forma
                      ended         ended       ended        12 months
                    January 31,    December    January     ended January
                       2006)      31, 2005)   31, 2006)      31, 2006)
-----------------   -----------  -----------  ----------  ---------------
Redemption fee
as a percentage
of amount
redeemed, if
applicable              None        None        None              None

Annual fund
operating
expenses
(deducted from
fund assets) as
a % of average
daily net assets

Management Fee          0.65%        0.65%       0.65%             0.65%

Distribution and
Service (12b-1)
Fee                     1.00%        1.00%       1.00%             1.00%

Other Expenses          0.59%        0.47%       0.43%             0.47%

Total Annual
Fund Operating
Expenses(2)             2.24%        2.12%       2.08%             2.12%

Less: Fee
Waiver and
Expense
Limitations            (0.18)% (3)    N/A         N/A             (0.06)% (3)

Net Expenses            2.06% (3)    2.12%        2.08%             2.06% (3)

                                               Pioneer          Combined
                              Pioneer          Classic       Pioneer Classic
                           Balanced Fund    Balanced Fund     Balanced Fund
                             (12 months      (12 months        (Pro Forma
                               ended            ended           12 months
                            December 31,     January 31,      ended January
                               2005)            2006)           31, 2006)
------------------------   --------------   --------------   ---------------
Shareholder transaction
fees (paid directly
from your investment)      Investor Class   Investor Class    Investor Class

Maximum sales charge
(load) when you buy
shares as a percentage
of offering price                  None             None              None

Maximum deferred sales
charge (load) as a
percentage of offering
price or the amount you
receive when you sell
shares, whichever is
less                               None             None              None

Redemption fee as a
percentage of amount
redeemed, if applicable            None             None              None

Annual fund operating
expenses (deducted from
fund assets) as a % of
average daily net assets

Management Fee                     0.65%             N/A              0.65%

Distribution and
Service (12b-1) Fee                0.00%             N/A              0.00%

Other Expenses                     0.49%             N/A              0.25%

Total Annual Fund
Operating Expenses(2)              1.14%             N/A              0.90%

            The hypothetical examples below help you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's operating expenses remain the same, and (e) Pioneer's contractual expense limitation for the combined Pioneer Classic Balanced Fund's Class A and Class B shares is in effect for year one. Pro forma expenses are included assuming a Reorganization with your fund and Pioneer Classic Balanced Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                           Combined Pioneer
Number of years you                           Pioneer Classic Balanced   Classic Balanced Fund
  own your shares     Pioneer Balanced Fund            Fund                   (Pro Forma)
-------------------   ---------------------   ------------------------   ---------------------
Class A -- assuming redemption at end of period

Year 1                         $     581                  $     574               $     563

Year 3                         $     858                  $     835               $     830

Year 5                         $   1,156                  $   1,116               $   1,118

Year 10                        $   2,001                  $   1,915               $   1,935

Class A -- assuming no redemption

Year 1                         $     581                  $     574               $     563

Year 3                         $     858                  $     835               $     830

Year 5                         $   1,156                  $   1,116               $   1,118

Year 10                        $   2,001                  $   1,915               $   1,935

Class B -- assuming redemption at end of period

Year 1                         $     633                  $     628               $     609

Year 3                         $   1,018                  $   1,003               $     983

Year 5                         $   1,330                  $   1,305               $   1,284

Year 10                        $   2,397                  $   2,338               $   2,323

Class B -- assuming no redemption

Year 1                         $     233                  $     228               $     209

Year 3                         $     718                  $     703               $     683

Year 5                         $   1,230                  $   1,205               $   1,184

Year 10                        $   2,397                  $   2,338               $   2,323

Class C -- assuming redemption at end of period

Year 1                         $     315                  $     311               $     309

Year 3                         $     664                  $     652               $     658

Year 5                         $   1,139                  $   1,119               $   1,134

Year 10                        $   2,452                  $   2,410               $   2,447

Class C -- assuming no redemption

Year 1                         $     215                  $     211               $     209

Year 3                         $     664                  $     652               $     658

                                                                           Combined Pioneer
Number of years you                           Pioneer Classic Balanced   Classic Balanced Fund
  own your shares     Pioneer Balanced Fund            Fund                   (Pro Forma)
-------------------   ---------------------   ------------------------   ---------------------
Year 5                         $   1,139                  $   1,119               $   1,134

Year 10                        $   2,452                  $   2,410               $   2,447

Investor Class(4)

Year 1                         $     116                        N/A               $      92

Year 3                         $     407                        N/A               $     373

Year 5                         $     719                        N/A               $     675

Year 10                        $   1,606                        N/A               $   1,533

----------
(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) The funds' total annual operating expenses in the table have not been reduced by any expense offset arrangements.

(3) Net expenses in the table reflect the expense limitations that will be in effect upon the closing of the Reorganization, under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.16%, 2.06% and 2.06% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through December 1, 2009 for Class A shares and through December 1, 2007 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. See the statement of additional information for details regarding the expense limitation agreement.

(4) The funds' Investor Class shares, whenever issued, convert to Class A shares of the fund on December 10, 2006.

Comparison of Fund Performance

            The bar charts show the year-by-year performance of each fund's Class A shares since inception. Class B, Class C and Investor Class shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. The tables show average annual total return (before and after sales taxes) for each fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each fund are for Class A only; after-tax returns for other classes will vary. Past performance (before and after taxes) does not indicate future results.

            Pioneer Balanced Fund began to invest for capital growth and current income in February 1997. Before that time, Pioneer Balanced Fund's objective was income from a portfolio of income producing bonds and stocks.

            Pursuant to an agreement and plan of reorganization, the Pioneer Classic Balanced Fund acquired the assets and liabilities of AmSouth Balanced Fund (the predecessor fund) on September 23, 2005. In the reorganization, the predecessor fund exchanged all of its assets for shares of the fund. The predecessor fund offered classes of shares similar to the fund's Class A and Class B shares. As a result of the Reorganization, the fund is the accounting successor of the predecessor fund. The performance of the Class A and Class B shares of the fund includes the performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Class C shares were not previously offered by the predecessor fund. The performance of the fund's Class C shares set forth in the table below is based upon the performance of the predecessor fund's Class B shares as adjusted to reflect sales charges applicable to the fund's Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

             Pioneer Balanced Fund Annual Return -- Class A Shares*
                            (Year ended December 31)

                              '96           9.89%
                              '97          13.92%
                              '98           1.15%
                              '99           3.14%
                              '00           5.38%
                              '01          (2.88)%
                              '02         (11.20)%
                              '03          15.99%
                              '04           4.43%
                              '05           3.24%

            * During the period shown in the bar chart, Pioneer Balanced Fund's highest quarterly return was 8.99% for the quarter ended June 30, 2003, and the lowest quarterly return was (11.66)% for the quarter ended September 30, 2002. For the period from January 1, 2006 to June 30, 2006, Pioneer Balanced Fund's
return was [    ]%.

        Pioneer Classic Balanced Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                              '96            9.72%
                              '97           20.84%
                              '98           13.12%
                              '99            1.32%
                              '00           10.18%
                              '01            4.61%
                              '02           (6.86)%
                              '03           15.70%
                              '04            7.60%
                              '05            4.60%

            * During the period shown in the bar chart, Pioneer Classic Balanced Fund's highest quarterly return was 10.62% for the quarter ended June 30, 2003 and the lowest quarterly return was (6.78)% for the quarter ended September 30, 2002. For the period from January 1, 2006 to June 30, 2006, Pioneer Classic
Balanced Fund's return was [    ]%.

                           Average Annual Total Return
                      (for periods ended December 31, 2005)

                                           1 Year    5 Years    10 Years   Since Inception
----------------------------------------   -------   --------   --------   ----------------
Pioneer Balanced Fund

   Class A - Before Taxes                  (1.42)%     0.59%      3.55%     7.33% (5/17/68)

   Class A - After Taxes on
      Distributions(1)                     (1.92)%     0.07%      2.08%     3.67% (5/17/68)

   Class A - After Taxes on
      Distributions and
         Sale of Fund Shares(1)            (0.93)%     0.21%      2.18%     3.66% (5/17/68)

   Class B - Before Taxes                  (1.71)%     0.59%      3.10%     4.14% (4/28/95)

   Class C - Before Taxes(2)                2.51%      0.54%       N/A      2.99% (1/31/96)

   Investor Class - Before Taxes            3.62%       N/A        N/A      4.03% (12/10/04)

Standard & Poor's 500 Index
   (reflects no deduction for taxes)(2)     4.91%      0.54%      9.07%    10.56%(6)

Lehman Brothers Aggregate Bond Index (3)
   (reflects no deduction for taxes)        2.43%      5.87%      6.16%    8.75% (7)

Pioneer Classic Balanced Fund

   Class A - Before Taxes                  (0.08)%     3.92%      7.33%    8.89% (12/19/91) (8)

   Class A - After Taxes on
      Distribution(1)                      (3.50)%     2.28%      4.91%    6.54% (12/19/91) (8)

   Class A - After Taxes on
      Distributions and Sale of Fund
      Shares(1)                             3.53%      2.74%      5.22%    6.61% (12/19/91) (8)

   Class B - Before Taxes                   0.35%      4.07%       N/A     5.48% (9/3/97) (8)

   Class C - Before Taxes (2)               3.90%      4.12%       N/A     5.51% (9/3/97) (8)

Standard & Poor's 500 Index (reflects
   no deduction for fees, expenses or
   taxes) (2)                               4.91%      0.54%      9.07%   10.28% (8)

Lehman Brothers Government/Credit
   Bond Index (reflects no deduction for
   taxes) (5)                               2.37%      6.11%      6.17%    6.77% (9)

----------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(2) The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

(3) The Standard & Poor's 500 Index is an unmanaged measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market.

(4) The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

(5) The Lehman Brothers Government/Credit Bond Index is an unmanaged index representative of U.S. government, U.S. Treasury and agency securities, and corporate bonds.

(6) Since January 1976. Index return information is not available for prior periods. Return of the index since the inception of Class B shares: 10.50%. Class C shares: 8.79%. Investor Class shares: 4.91%.

(7) Since January 1976. Index return information is not available for prior periods. Return of the index since the inception of Class B shares: 6.83%. Class C shares: 6.15%. Investor Class shares: 2.43%.

(8) Reflects the inception dates of the predecessor fund (the predecessor fund's Class B shares' inception date is applicable in the case of the fund's Class C shares). The fund began offering its Class C shares on September 23, 2005.

(9) Reflects the return of the index since the inception of Class A shares. The returns of the S&P 500 Index and the Lehman Brothers Government/Credit Bond Index since the inception of Class B shares were 5.00% and 6.36%, respectively.

            The most recent portfolio management discussion of each fund's performance is attached as Exhibit B.

                                 CAPITALIZATION

            The following table sets forth the capitalization of each fund as of May 31, 2006 and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between May 31, 2006 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

                                                                    Pro Forma
                            Pioneer Balanced   Pioneer Classic   Pioneer Classic
                                  Fund          Balanced Fund     Balanced Fund
                              May 31, 2006       May 31, 2006     May 31, 2006
-------------------------   ----------------   ---------------   ---------------
Net Assets                   $  121,974,420     $ 122,542,870     $ 244,517,290

   Class A                   $   89,269,427     $  66,380,126     $ 155,649,553

   Class B                   $   13,805,493     $  20,275,959     $  34,081,452

   Class C                   $   10,689,666     $      93,681     $  10,783,348

   Class Y                              N/A     $  35,793,103     $  35,793,103

   Investor Class            $    8,209,834               N/A     $   8,209,834

Net Asset Value Per Share

   Class A                   $         9.95     $       11.15     $       11.15

   Class B                   $         9.81     $       11.08     $       11.08

   Class C                   $         9.89     $       11.15     $       11.15

   Class Y                              N/A     $       11.16     $       11.16

   Investor Class            $         9.95               N/A     $       11.15

Shares Outstanding

   Class A                        8,973,784         5,954,311        13,960,538

   Class B                        1,407,743         1,829,566         3,075,549

   Class C                        1,080,603             8,399           967,113

   Class Y                              N/A         3,207,056         3,207,056

   Investor Class                   824,995               N/A           736,308

            It is impossible to predict how many shares of Pioneer Classic Balanced Fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of Pioneer Classic Balanced Fund shares that will actually be received and distributed.

          PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

      o The Reorganization is scheduled to occur as of the close of business on October 20, 2006, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Pioneer Classic Balanced Fund, and Pioneer Classic Balanced Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Pioneer Classic Balanced Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

      o Pioneer Classic Balanced Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Pioneer Classic Balanced Fund.

      o Pioneer Classic Balanced Fund will issue to your fund Class B shares with an aggregate net asset value equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Pioneer Classic Balanced Fund.

      o Pioneer Classic Balanced Fund will issue to your fund Class C shares with an aggregate net asset value equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Pioneer Classic Balanced Fund.

      o Pioneer Classic Balanced Fund will issue to your fund Investor Class shares with an aggregate net asset value equal to the net assets attributable to your fund's Investors Class shares. As part of the liquidation of your fund, these shares will immediately be distributed to Investor Class shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Investor Class shareholders of your fund will end up as Investor Class shareholders of Pioneer Classic Balanced Fund. All Investor Class shares of Pioneer Classic Balanced Fund, whenever issued, convert to Class A shares of Pioneer Classic Balanced Fund on December 10, 2006.

      o     After the shares are issued, your fund will be dissolved.

Agreement and Plan of Reorganization

            The shareholders of your fund are being asked to approve the Agreement, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A and incorporated herein by this reference. The description of the Agreement contained herein, which include all the material provisions of the Agreement, is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

            The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

            First, the Reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. After the Reorganization, the combined fund's greater asset size may allow it, relative to your fund, to (i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

            Second, the long-term historical investment performance of Pioneer Classic Balanced Fund is higher than your fund. For the one, five and 10-year periods ended December 31, 2005, Class A shares of Pioneer Classic Balanced Fund had an average annual return of -0.08% (one year); 3.92% (five year); and 7.33% (10 year), compared to an average annual return of the Class A shares of Pioneer Balanced Fund of -1.42% (one year); 0.59% (five year); and 3.55% (10 year), during the same period.

            Third, since the management fee rate is the same for both funds, there will be no increase in management fee (as a percentage of average daily net assets) as a result of the Reorganization. The historical total expenses of Pioneer Classic Balanced Fund for Class A, Class B and Class C shares are lower than Pioneer Balanced Fund's historical expenses for Class A, Class B and Class C shares. In addition, it is anticipated that the pro forma expense ratio for each class of shares will be lower than the historical expense ratio of Pioneer Balanced Fund after the Reorganization and has the potential to decrease further with asset growth. Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Pioneer Classic Balanced Fund's expenses to 1.16%, 2.06% and 2.06% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through December 1, 2009 for Class A shares and through December 1, 2007 for Class B and Class C shares. Although Pioneer Classic Balanced Fund has historically not had Investor Class shares outstanding, this class will be issued in the Reorganization, and the resulting expense ratio is expected to be lower than the expense ratio of your fund's Investor Class shares.

            The Boards of both funds considered that each fund would bear equally half of all of the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the balance of these expenses. The Boards of both funds estimate that these expenses in the aggregate will not exceed $78,500.

            The Boards of both funds considered that the funds' investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies, which would result in a decrease in the combined fund's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Boards believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

            The Boards of Trustees of both funds also considered that the Reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

                      BOARDS' EVALUATION AND RECOMMENDATION

            For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interest of your fund and that the interests of your fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Pioneer Series Trust IV, including the Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Classic Balanced Fund and that the interests of Pioneer Classic Balanced Fund's shareholders would not be diluted as a result of the Reorganization.

            The Trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                      PIONEER FLORIDA TAX FREE INCOME FUND
                                       AND
                         PIONEER AMT-FREE MUNICIPAL FUND

                                  PROPOSAL 1(c)

                                     SUMMARY

            The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

            If Proposal 1(c) is approved, your fund will be reorganized into Pioneer AMT-Free Municipal Fund.

            Each fund has similar investment objectives and investment strategies. However, your fund is a non-diversified fund that invests primarily in Florida municipal securities that are exempt from Florida intangible personal property tax while Pioneer AMT-Free Municipal Fund is a diversified fund that invests in a broader range of municipal securities than your fund. In addition, your fund may invest in securities the income from which is a tax preference for purposes of the federal alternative minimum tax while Pioneer AMT-Free Municipal Fund offers the benefit of avoiding income which is a tax preference item for non-corporate shareholders for purposes of the federal alternative minimum tax. The table below provides a comparison of the two funds. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Pioneer AMT-Free Municipal Fund.

          Comparison of Pioneer Florida Tax Free Income Fund to Pioneer
                            AMT-Free Municipal Fund

----------------------------------------------------------------------------------------------------------------------
                             Pioneer Florida Tax Free Income Fund               Pioneer AMT-Free Municipal Fund
----------------------------------------------------------------------------------------------------------------------
Business               A non-diversified series of Pioneer Series        A diversified series of Pioneer Series Trust
                       Trust IV, an open-end investment management       II, an open-end investment management company
                       company organized as a Delaware statutory         organized as a Delaware statutory trust.
                       trust.
----------------------------------------------------------------------------------------------------------------------
Net assets, as of
May 31, 2006           $ 39.2 million                                    $ 476.9 million
----------------------------------------------------------------------------------------------------------------------
Investment adviser
and portfolio          Investment Adviser:
managers               Pioneer Investment Management, Inc. ("Pioneer")
                       -----------------------------------------------------------------------------------------------
                       Portfolio Manager:                                Portfolio Managers:
                       Day-to-day management of the fund's portfolio     Day-to-day management of the fund's portfolio
                       is the responsibility of David Eurkus. Mr.        is the responsibility of Stephen C. Bauer,
                       Eurkus is supported by the fixed income team.     lead portfolio manager. Mr. Bauer is
                       Members of this team manage other Pioneer         supported by David Eurkus, portfolio manager,
                       funds investing primarily in fixed income         and the fixed income team. Members of this
                       securities. The portfolio manager and the team    team manage other Pioneer funds investing
                       also may draw upon the research and investment    primarily in fixed income securities. The
                       management expertise of Pioneer's affiliate,      portfolio managers and the team also may draw
                       Pioneer Investment Management Limited. Mr.        upon the research and investment management
                       Eurkus joined Pioneer as a senior vice            expertise of Pioneer's affiliate, Pioneer
                       president in January 2000 and has been an         Investment Management Limited. Mr. Bauer
                       investment professional since 1969.               joined Pioneer in November 2004. Prior to
                                                                         joining Pioneer, Mr. Bauer was president and
                                                                         director of Safeco Asset Management Company,
                                                                         and previously served as a portfolio manager
                                                                         of the fund's predecessor fund from 1983
                                                                         until Pioneer assumed management in August
                                                                         2004. Mr. Eurkus joined Pioneer as a senior
                                                                         vice president in January 2000 and has been
                                                                         an investment professional since 1969.
----------------------------------------------------------------------------------------------------------------------

                             Pioneer Florida Tax Free Income Fund               Pioneer AMT-Free Municipal Fund
----------------------------------------------------------------------------------------------------------------------
Investment objective   The fund seeks as high a level of current         The fund seeks as high a level of current
                       interest income exempt from federal income tax    interest income exempt from federal income
                       as is consistent with the relative stability      tax as is consistent with the relative
                       of capital.                                       stability of capital.

                       The fund's objective with respect to Florida      The investment objective of the fund is
                       intangible personal property tax is               fundamental and cannot be changed without
                       non-fundamental and may be revised without        shareholder approval.
                       shareholder approval. The fund will provide
                       shareholders with at least 60 days' notice
                       prior to elimination of this component of the
                       objective.
----------------------------------------------------------------------------------------------------------------------
Primary investments    Normally, the fund invests at least 80% of its    Normally, the fund invests at least 80% of
                       net assets (plus the amount of borrowings, if     its net assets (plus the amount of
                       any, for investment purposes) in securities       borrowings, if any, for investment purposes)
                       the income from which is exempt from regular      in investment grade municipal bonds with a
                       federal income tax and is not subject to the      maturity of more than one year, the interest
                       alternative minimum tax for individuals and in    on which is exempt from regular federal
                       a manner so that its shares will be exempt        income tax. The fund will not invest in
                       from Florida intangible personal property tax.    securities the interest on which is a tax
                       The fund may invest in securities the income      preference item for non-corporate shareholders
                       from which is a tax preference item for           for purposes of the federal alternative
                       purposes of the federal alternative minimum       minimum tax.
                       tax.
                                                                         The fund's investments include bonds, notes
                                                                         and other debt instruments issued by or on
                       The fund invests primarily in investment grade    behalf of states, counties, municipalities,
                       securities.                                       territories and possessions of the United
                                                                         States and the District of Columbia and their
                       The fund may invest in tax-exempt securities      authorities, political subdivisions, agencies
                       of issuers located outside the state of           or instrumentalities.
                       Florida.
                                                                         The fund will limit its investment in
                       The fund may invest in securities with a broad    municipal securities whose issuers are
                       range of maturities and maintains an average      located in the same state to less than 25% of
                       portfolio maturity which varies based upon the    the fund's total assets.
                       judgment of Pioneer. Municipal securities with
                       longer maturities are generally more volatile     The fund may invest in municipal securities
                       than other fixed income securities with           of any maturity, although under normal
                       shorter maturities.                               circumstances it is anticipated that the fund
                                                                         will generally invest in longer-term
                                                                         investments. Municipal securities with longer
                                                                         maturities are generally more volatile than
                                                                         other fixed income securities with shorter
                                                                         maturities.
                       -----------------------------------------------------------------------------------------------
                       Each fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms,  including fixed and floating rates,  inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features.
----------------------------------------------------------------------------------------------------------------------
Investment             Pioneer considers both broad economic factors and issuer specific factors in selecting a
strategies             portfolio designed to achieve each fund's investment objective. In assessing the appropriate maturity and rating weighting of each fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal
                       Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S.
                       Treasuries or comparable issues), liquidity and rating and issuer diversification. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition, future capital needs and potential for change in rating. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and affiliates who have access to a wide variety of research.
----------------------------------------------------------------------------------------------------------------------

                             Pioneer Florida Tax Free Income Fund               Pioneer AMT-Free Municipal Fund
----------------------------------------------------------------------------------------------------------------------
Other investments      The fund may invest up to 20% of its net          The fund may invest up to 20% of its net
                       assets in securities that are subject to          assets in securities of other investment
                       regular federal income tax, and which may be a    companies, investment grade commercial paper,
                       preference item for alternative minimum tax of    U.S. government securities U.S. or foreign
                       individuals, including other investment           bank instruments and repurchase agreements.
                       companies, investment grade commercial paper,
                       U.S. government securities, U.S. or foreign
                       bank instruments and repurchase agreements.
                       -----------------------------------------------------------------------------------------------
                       Each fund may invest up to 10% of its net assets in inverse floating rate obligations (a type of derivative instrument). Inverse floating rate obligations represent interests in tax exempt bonds. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long term bond issued by the same municipality and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

                       Each fund may invest up to 10% of its net assets in debt securities rated below investment grade  (including securities in default) or, if unrated, of equivalent quality as determined by Pioneer.
                       Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.
                       -----------------------------------------------------------------------------------------------
                                                                         Pioneer AMT-Free Municipal Fund may invest in
                                                                         debt securities rated "D" or better, or
                                                                         comparable unrated securities.
----------------------------------------------------------------------------------------------------------------------
Temporary defensive    Normally, each fund invests substantially all of its assets to meet its investment objective.
strategies             Each fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, each fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, a fund may not be able to achieve its investment objective. Each fund intends to adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.
----------------------------------------------------------------------------------------------------------------------
Short-term trading     Each fund usually does not trade for short-term profits. Each fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If a fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
----------------------------------------------------------------------------------------------------------------------
Derivatives            Each fund may use futures and options on securities, indices and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments.
                       Although there is no specific limitation on investing in derivatives, each fund does not use derivatives as a primary investment technique and generally limits their use to hedging.
                       However, each fund may use derivatives for a variety of non-principal purposes, including:

                             o     As a hedge against adverse changes in the market prices of securities or interest rates

                             o     As a substitute for purchasing or selling securities

                             o     To increase the fund's return as a non-hedging strategy that may be considered speculative

                       Even a small investment in derivatives can have a significant impact on the fund's exposure to the market prices of securities or interest rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation.
                       Certain derivatives may be less liquid and more difficult to value. The fund will only invest in derivatives to the extent Pioneer believes these investments do not prevent the fund from seeking its investment objective.
----------------------------------------------------------------------------------------------------------------------

                                Classes of Shares, Fees and Expenses

----------------------------------------------------------------------------------------------------------------------
                             Pioneer Florida Tax Free Income Fund               Pioneer AMT-Free Municipal Fund
----------------------------------------------------------------------------------------------------------------------
Class A sales          The Class A shares of both funds have the same characteristics and fee structure.
charges and fees
                             o     Class A shares are offered with initial sales charges up to 4.50% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from Pioneer Funds Distributor, Inc. ("PFD"), the funds' distributor, of up to 4% declining as the size of your investment increases.

                             o     There are no contingent deferred sales charges, except in certain circumstances when the initial sales charge is waived.

                             o     Class A shares are subject to distribution and service (12b-1) fees of up to 0.25%
                                   of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
----------------------------------------------------------------------------------------------------------------------
Class B sales          The Class B shares of both funds have the same characteristics and fee structure.
charges and fees
                             o     Class B shares are offered without an initial sales charge, but are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after five years. Your investment firm may receive a commission from PFD, the funds' distributor, at the time of your purchase of up to 4%.

                             o     Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. Both of these fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
----------------------------------------------------------------------------------------------------------------------
Class C sales          The Class C shares of both funds have the same characteristics and fee structure.
charges and fees
                             o     Class C shares are offered without an initial sales charge.

                             o     Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD at the time of your purchase of up to 1%.

                             o     Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
----------------------------------------------------------------------------------------------------------------------
Class Y sales          The Class Y shares of both funds have the same characteristics and fee structure.
charges and fees
                             o     Class Y shares are offered without an initial sales charge.

                             o     Class Y shares are not subject to a contingent deferred sales charge.

                             o     Class Y shares are not subject to distribution and service (12b-1) fees.
----------------------------------------------------------------------------------------------------------------------
Management fees        Both funds have the same management fee structure. Pioneer's annual fee for each fund is equal to 0.50% of the fund's average daily net assets on the first $250 million, 0.45% on assets greater than $250 million to $750 million and 0.40% on assets greater than $750 million. The fee is accrued daily and paid monthly.
                       -----------------------------------------------------------------------------------------------
                       A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in the Pioneer Florida Tax Free Income Fund's statement of additional information dated December 1, 2005 and in Pioneer AMT-Free Municipal Fund's December 31, 2005
                       annual report to shareholders.
----------------------------------------------------------------------------------------------------------------------

                      Buying, Selling and Exchanging Shares

----------------------------------------------------------------------------------------------------------------------
                             Pioneer Florida Tax Free Income Fund               Pioneer AMT-Free Municipal Fund
----------------------------------------------------------------------------------------------------------------------
Buying shares          You may buy shares from any investment firm that has a sales agreement with PFD, the funds'
                       distributor. You can buy shares at the offering price. You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund.

                       If you have an existing non-retirement account, you may purchase shares of a fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
----------------------------------------------------------------------------------------------------------------------
Minimum initial        Your initial investment must be at least $1,000 for Class A, Class B or Class C shares, and
investment             $5,000,000 for Class Y shares. Additional investments must be at least $100 for Class A shares, $500 for Class B or Class C shares, and there is no minimum initial investment amount for Class Y shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
----------------------------------------------------------------------------------------------------------------------
Maximum purchase       Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C
amounts                shares. There is no maximum purchase for Class A shares or Class Y shares. These limits are applied on a per transaction basis.
----------------------------------------------------------------------------------------------------------------------
Exchanging shares      You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000. Each fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                       After you establish an eligible fund account, you can exchange fund shares by telephone or online.
----------------------------------------------------------------------------------------------------------------------
Selling shares         Your shares will be sold at net asset value per share next calculated after a fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                       If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell fund shares held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
----------------------------------------------------------------------------------------------------------------------
Net asset value        Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).
                       -----------------------------------------------------------------------------------------------
                       You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A,
                       Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
----------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

            Principal risks for both funds

            Because each fund has similar investment objectives, investment strategies and principal investments, the funds are subject to some of the same principal risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

      o Interest rates go up, causing the value of the fund's investments to decline

      o The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

      o New federal or state legislation adversely affects the tax-exempt status of securities held by the fund or the financial ability of municipalities to repay these obligations

      o The issuer of a security owned by the fund may not be able to make timely payments because of a general economic downturn or increased governmental costs

      o Pioneer is incorrect in its expectation of changes in interest rates or the credit quality of an issuer

            Although distributions of interest income from each fund's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gain on the sale of your shares, are not. You should consult a tax adviser about state and local taxes on your fund's distributions.

            Market segment risks. To the extent either fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. At times, more than 25% of the Pioneer AMT-Free Municipal Fund's assets may be invested in the same market segment.

            Principal risks of investing in Pioneer Florida Tax Free Income Fund

            Concentration risk. Because Pioneer Florida Tax Free Income Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse. Because the fund invests primarily in securities issued by Florida and its municipalities, it is more vulnerable to unfavorable developments in Florida than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may adversely affect the overall Florida municipal market.

            Non-diversification risk. Pioneer Florida Tax Free Income Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer. Pioneer Florida Tax Free Income Fund generally invests in a limited number of securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

The Funds' Fees and Expenses

            Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended January 31, 2006, and (ii) for Pioneer AMT-Free Municipal Fund, the expenses of Pioneer AMT-Free Municipal Fund for the twelve-month period ended December 31, 2005. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on December 31, 2005.

                                            Combined                            Combined
                    Pioneer                 Pioneer     Pioneer                 Pioneer
                    Florida                 AMT-Free    Florida                 AMT-Free
                      Tax       Pioneer    Municipal      Tax       Pioneer    Municipal
                     Free       AMT-Free     Fund        Free       AMT-Free     Fund
                    Income     Municipal     (Pro       Income     Municipal     (Pro
                     Fund        Fund        Forma       Fund        Fund        Forma
                  (12 months  (12 months   12 months  (12 months  (12 months   12 months
                    ended        ended       ended       ended       ended       ended
                    January     December    December    January     December    December
                   31, 2006)   31, 2005)   31, 2005)   31, 2006)   31, 2005)   31, 2005)
--------------    ----------  ----------   ---------  ----------  ----------   ---------
Shareholder
transaction
fees (paid
directly from
your
investment)         Class A     Class A     Class A     Class B     Class B     Class B

Maximum sales
charge (load)
when you buy
shares as a
percentage of
offering price       4.50%       4.50%       4.50%        None        None        None

Maximum
deferred
sales charge
(load) as a
percentage of
offering
price or the
amount you
receive when
you sell
shares,
whichever is
less               None (1)    None (1)     None (1)      4%           4%         4%

Redemption
fee as a
percentage of
amount
redeemed, if
applicable            None        None        None        None        None        None

Annual fund
operating
expenses
(deducted
from fund
assets) as a
% of average
daily net
assets

Management Fee       0.50%       0.50%       0.50%       0.50%       0.50%       0.50%

Distribution
and Service
(12b-1) Fee          0.25%       0.25%       0.25%       1.00%       1.00%       1.00%

Other Expenses       0.36%       0.41%       0.32%       0.39%       0.18%       0.12%

Total Annual
Fund
Operating
Expenses (2)         1.11%       1.16%       1.07%       1.89%       1.68%       1.62%

                                            Combined                            Combined
                   Pioneer                  Pioneer     Pioneer                 Pioneer
                   Florida                  AMT-Free    Florida                 AMT-Free
                     Tax        Pioneer    Municipal      Tax       Pioneer    Municipal
                     Free       AMT-Free      Fund        Free     AMT-Free      Fund
                    Income     Municipal     (Pro        Income    Municipal     (Pro
                    Fund         Fund        Forma       Fund        Fund        Forma
                  (12 months  (12 months   12 months  (12 months  (12 months    12 months
                    ended       ended       ended        ended       ended       ended
                    January     December    December    January     December    December
                   31, 2006)   31, 2005)   31, 2005)   31, 2006)   31, 2005)   31, 2005)
--------------    ----------  ----------   ---------  ----------  ----------   ---------
Shareholder
transaction
fees (paid
directly from
your
investment)         Class C     Class C     Class C     Class Y     Class Y     Class Y

Maximum sales
charge (load)
when you buy
shares as a
percentage of
offering price        None        None        None        None        None       None

Maximum
deferred
sales charge
(load) as a
percentage of
offering
price or the
amount you
receive when
you sell
shares,
whichever is
less                   1%          1%          1%         None        None       None

Redemption
fee as a
percentage of
amount
redeemed, if
applicable            None        None        None        None        None       None

Annual fund
operating
expenses
(deducted
from fund
assets) as a
% of average
daily net
assets

Management Fee       0.50%       0.50%       0.50%       0.50%        N/A        0.50%

Distribution
and Service
(12b-1) Fee          1.00%       1.00%       1.00%       0.00%        N/A        0.00%

Other Expenses       0.59%       0.13%       0.15%       0.34%        N/A        0.06%

Total Annual
Fund
Operating
Expenses (2)         2.09%       1.63%       1.65%       0.84%        N/A        0.56%

                                             Combined                              Combined
                    Pioneer                   Pioneer      Pioneer                 Pioneer
                    Florida                  AMT-Free      Florida                 AMT-Free
                      Tax        Pioneer     Municipal       Tax        Pioneer    Municipal
                     Free       AMT-Free       Fund         Free       AMT-Free      Fund
                     Income    Municipal       (Pro        Income      Municipal     (Pro
                     Fund         Fund         Forma        Fund         Fund        Forma
                   (12 months  (12 months   (12 months   (12 months   (12 months  (12 months
                    ended         ended        ended        ended       ended        ended
                    January     December     December      January     December    December
                    31, 2006)   31, 2005)    31, 2005)    31, 2006)    31, 2005)  31, 2005)
--------------    -----------  ----------   ----------   ----------   ----------  ----------
Less: Fee
Waiver and
Expense
Limitations        (0.29)%(3)   (0.29)%(4)   (0.25)%(5)   (0.17)%(3)    0.00%       0.00%

Net Expenses        0.82%(3)     0.87%(4)     0.82%(5)     1.72%(3)     1.68%(4)    1.62%(5)

                                             Combined                               Combined
                    Pioneer                  Pioneer      Pioneer                  Pioneer
                    Florida                  AMT-Free     Florida                 AMT-Free
                      Tax         Pioneer     Municipal      Tax        Pioneer     Municipal
                     Free       AMT-Free       Fund         Free        AMT-Free     Fund
                    Income      Municipal      (Pro        Income      Municipal     (Pro
                     Fund         Fund        Forma         Fund         Fund        Forma
                  (12 months   (12 months   (12 months   (12 months   (12 months   12 months
                     ended        ended        ended        ended        ended       ended
                    January     December     December     January      December    December
                   31, 2006)    31, 2005)    31, 2005)    31, 2006)    31, 2005)   31, 2005)
--------------    -----------  -----------  -----------  -----------  ----------  -----------
Less: Fee
Waiver and
Expense
Limitations        (0.37)%(3)    0.00%        0.00%         0.00%         N/A        0.00%

Net Expenses        1.72%(3)     1.63%(4)     1.65%(5)      0.84%         N/A        0.56%

            The hypothetical examples below help you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's operating expenses remain the same and (e) Pioneer's contractual expense limitation for the combined Pioneer AMT-Free Municipal Fund's Class A shares is in effect for year one. Pro forma expenses are included assuming a Reorganization with your fund and Pioneer AMT-Free Municipal Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                                          Combined
                                                                                      Pioneer AMT-Free
  Number of years you own     Pioneer Florida Tax Free   Pioneer AMT-Free Municipal    Municipal Fund
        your shares                 Income Fund                    Fund                 (Pro Forma)
---------------------------   ------------------------   --------------------------   ----------------
Class A -- assuming redemption at end of period

Year 1                              $     530                    $      535               $     530

Year 3                              $     759                    $      774               $     751

Year 5                              $   1,007                    $    1,033               $     990

Year 10                             $   1,716                    $    1,771               $   1,675

Class A -- assuming no redemption

Year 1                              $     530                    $      535               $     530

Year 3                              $     759                    $      774               $     751

Year 5                              $   1,007                    $    1,033               $     990

Year 10                             $   1,716                    $    1,771               $   1,675

Class B -- assuming redemption at end of period

Year 1                              $     575                    $      571               $     565

Year 3                              $     877                    $      830               $     811

Year 5                              $   1,106                    $    1,013               $     981

Year 10                             $   1,994                    $    1,849               $   1,775

Class B -- assuming no redemption

Year 1                              $     175                    $      171               $     165

Year 3                              $     577                    $      530               $     511

Year 5                              $   1,006                    $      913               $     881

                                                                                          Combined
                                                                                      Pioneer AMT-Free
  Number of years you own     Pioneer Florida Tax Free   Pioneer AMT-Free Municipal    Municipal Fund
        your shares                 Income Fund                    Fund                 (Pro Forma)
---------------------------   ------------------------   --------------------------   ----------------
Year 10                             $   1,994                    $    1,849               $   1,775

Class C -- assuming redemption at end of period

Year 1                              $     275                    $      266               $     268

Year 3                              $     619                    $      514               $     520

Year 5                              $   1,090                    $      887               $     897

Year 10                             $   2,391                    $    1,933               $   1,955

Class C -- assuming no redemption

Year 1                              $     175                    $      166               $     168

Year 3                              $     619                    $      514               $     520

Year 5                              $   1,090                    $      887               $     897

Year 10                             $   2,391                    $    1,933               $   1,955

Class Y

Year 1                              $      86                           N/A               $      57

Year 3                              $     268                           N/A               $     179

Year 5                              $     466                           N/A               $     313

Year 10                             $   1,037                           N/A               $     701

----------
(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) The funds' total annual operating expenses in the table have not been reduced by any expense offset arrangements.

(3) The expenses in the table above reflect the expense limitations currently in effect under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce fund expenses to 0.82%, 1.72% and 1.72% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through December 1, 2008 for Class A shares and through December 1, 2006 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

(4) The expenses in the table above reflect the expense limitations currently in effect under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce fund expenses to 0.87%, 1.77% and 1.77% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2007 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

(5) Net expenses in the table reflect the expense limitation that will be in effect upon the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce fund expenses to 0.82% of the average daily net assets attributable to Class A shares. This expense limitation is in effect from the closing date of the Reorganization through May 1, 2008. There can be no assurance that Pioneer will extend the expense limitation beyond such time.

Comparison of Fund Performance

            The bar charts show the year-by-year performance of each fund's Class A shares since inception. Class B, Class C, Class Y and Investor Class shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. The tables show average annual total return (before and after sales taxes) for each fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each fund are for Class A only; after-tax returns for other classes will vary. Past performance (before and after taxes) does not indicate future results.

            Pursuant to an agreement and plan of reorganization, Pioneer Florida Tax Free Income Fund acquired the assets and liabilities of AmSouth Florida Tax-Exempt Fund (the predecessor fund) on September 23, 2005. In the reorganization, the predecessor fund exchanged all of its assets for shares of the fund. The predecessor fund offered classes of shares similar to the fund's Class A, Class B and Class Y shares. As a result of the reorganization, the fund is the accounting successor of the predecessor fund. The performance of the Class A, Class B and Class Y shares of the fund includes the performance of the predecessor fund's Class A, Class B and Class I shares prior to the Reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Class C shares were not previously offered by the predecessor fund. The performance of the fund's Class C shares set forth in the table below is based upon the performance of the predecessor fund's Class B shares as adjusted to reflect sales charges applicable to the fund's Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

            Pioneer AMT-Free Municipal Fund acquired the assets and liabilities of Safeco Municipal Bond Fund (the predecessor fund) on December 10, 2004. In the reorganization, the predecessor fund exchanged its assets for Investor Class shares of the fund. As a result of the reorganization, the fund is the accounting successor of the predecessor fund. The fund's Investor Class shares are not offered through this prospectus. The performance of Class A, Class B and Class C shares of Pioneer AMT-Free Municipal Fund includes the net asset value performance of the predecessor fund's Class A, Class B and Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

     Pioneer Florida Tax Free Income Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                                 '96    3.60%
                                 '97    6.54%
                                 '98    5.44%
                                 '99   (1.33)%
                                 '00    8.36%
                                 '01    4.47%
                                 '02    8.43%
                                 '03    3.04%
                                 '04    1.38%
                                 '05    0.93%

            * During the period shown in the bar chart, Pioneer Florida Tax Free Income Fund's highest quarterly return was 3.89% for the quarter ended September 30, 2002 and the lowest quarterly return was (2.12)% for the quarter ended June 30, 2004. For the period from January 1, 2006 to June 30, 2006, Pioneer Florida
Tax Free Income Fund's return was [    ]%.

       Pioneer AMT-Free Municipal Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                                 '97   10.17%
                                 '98    5.75%
                                 '99   (6.49)%
                                 '00   13.75%
                                 '01    4.91%
                                 '02    9.98%
                                 '03    5.66%
                                 '04    5.45%
                                 '05    4.80%

            * During the period shown in the bar chart, Pioneer AMT-Free Municipal Fund's highest quarterly return was 6.02% for the quarter ended September 30, 2002, and the lowest quarterly return was (2.70)% for the quarter ended June 30, 2004. For the period from January 1, 2006 to June 30, 2006,
Pioneer AMT-Free Municipal Fund's return was [    ]%.

                           Average Annual Total Return
                      (for periods ended December 31, 2005)

Pioneer Florida Tax Free
Income Fund                         1 Year   5 Years   10 Years   Since Inception (1)
--------------------------------   -------   -------   --------   -------------------
   Class A - Before Taxes          (3.59)%    2.66%      3.56%       4.03%(9/30/94)

   Class A - After Taxes on
      Distributions(2)             (4.09)%    2.52%      3.46%       3.93%

   Class A - After Taxes on
      Distributions and
      Sale of Fund Shares(2)       (1.43)%    2.68%      3.53%       3.95%

   Class B - Before Taxes          (3.88)%    2.81%       N/A        2.79%(3/16/99)

   Class C - Before Taxes           0.07%     2.82%       N/A        2.80%(3/16/99)

   Class Y - Before Taxes(3)        1.00%     3.75%      4.16%       4.56%(9/30/94)

Merrill Lynch 1-12 Year
Municipal Bond Index
(reflects no deduction for fees,
expenses, or taxes) (4)             1.87%     5.11%      5.35%       5.85%

                           Average Annual Total Return
                      (for periods ended December 31, 2005)

Pioneer AMT-Free Municipal Fund     1 Year   5 Years   10 Years   Since Inception (5)
--------------------------------   -------   -------   --------   -------------------
   Class A - Before Taxes           0.07%     5.17%      N/A         5.34%(9/30/96)

   Class A - After Taxes on
      Distribution(2)              (1.78)%    3.25%      N/A         3.34%

   Class A - After Taxes on
      Distributions and
      Sale of Fund Shares(2)        0.39%     3.35%      N/A         3.39%

   Class B - Before Taxes           0.09%     5.33%      N/A         5.21%(9/30/96)

   Class C - Before Taxes           3.77%      N/A       N/A         4.32%(10/1/03)

   Investor Class - Before Taxes    4.88%     6.40%     5.90%        9.27%(11/18/81)

Lehman Brothers Municipal Bond
Index (reflects no deduction for    3.51%     5.59%    10.71%        5.98%(7)
fees, expenses or taxes) (6)

----------
(1) Reflects the inception dates of the predecessor fund (Class B shares' inception date in the case of the fund's Class C shares). Inception of Class C shares was September 23, 2005.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(3) Performance prior to commencement of operations of Class I shares of the predecessor fund on September 2, 1997, is based on the performance of the predecessor fund's Class A shares (without sales charge).

(4) The Merrill Lynch 1-12 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Reflects the return of the index since the inception of Class A and Class Y shares. The return of the index since the inception of Class B and Class C shares is 5.07%.

(5) Inception date of the predecessor fund's applicable share class. The fund's Class A, Class B, Class C and Investor Class shares commenced operations on December 13, 2004.

(6) The Lehman Brothers Municipal Bond Index measures investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.

(7) Reflects the return of the index since the inception of Class A and Class B shares. Index returns since the inception of the other classes are as follows:
Class C shares: 4.58%. Investor Class shares: 8.88%.

            The most recent portfolio management discussion of each fund's performance is attached as Exhibit B.

                                 CAPITALIZATION

            The following table sets forth the capitalization of each fund as of May 31, 2006 and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between May 31, 2006 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

                                                                    Pro Forma
                            Florida Tax Free      AMT-Free      Pioneer AMT-Free
                               Income Fund     Municipal Fund    Municipal Fund
-------------------------   ----------------   --------------   ----------------
Net Assets (millions)       $     39,243,472   $  476,943,236   $    516,186,708

  Class A                   $      1,376,611   $   25,601,741   $     29,978,352

  Class B                   $      1,776,390   $    3,625,131   $      5,401,521

  Class C                   $          9,701   $    2,560,626   $      2,570,327

  Class Y                   $     36,080,770              N/A   $     36,080,770

  Investor Class                         N/A   $  445,155,737   $    445,155,737

Net Asset Value Per Share

  Class A                   $          10.18   $        13.97   $          13.97

  Class B                   $          10.14   $        13.91   $          13.91

  Class C                   $          10.17   $        13.88   $          13.88

  Class Y                   $          10.17              N/A   $          13.91

  Investor Class                         N/A   $        13.91   $          13.91

Shares Outstanding

  Class A                            135,169        1,832,245          1,930,786

  Class B                            175,238          260,572            388,278

  Class C                                954          184,436            185,134

  Class Y                          3,546,088              N/A          2,593,873

  Investor Class                         N/A       32,005,154         32,005,154

            It is impossible to predict how many shares of Pioneer AMT-Free Municipal Fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of Pioneer AMT-Free Municipal Fund shares that will actually be received and distributed.

          PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

      o The Reorganization is scheduled to occur as of the close of business on October 20, 2006, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Pioneer AMT-Free Municipal Fund, and Pioneer AMT-Free Municipal Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Pioneer AMT-Free Municipal Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

      o Pioneer AMT-Free Municipal Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Pioneer AMT-Free Municipal Fund.

      o Pioneer AMT-Free Municipal Fund will issue to your fund Class B shares with an aggregate net asset value equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Pioneer AMT-Free Municipal Fund.

      o Pioneer AMT-Free Municipal Fund will issue to your fund Class C shares with an aggregate net asset value equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Pioneer AMT-Free Municipal Fund.

      o Pioneer AMT-Free Municipal Fund will issue to your fund Class Y shares with an aggregate net asset value equal to the net assets attributable to your fund's Class Y shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class Y shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class Y shareholders of your fund will end up as Class Y shareholders of Pioneer AMT-Free Municipal Fund.

      o     After the shares are issued, your fund will be dissolved.

Agreement and Plan of Reorganization

            The shareholders of your fund are being asked to approve the Agreement, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A and incorporated herein by this reference. The description of the Agreement contained herein, which include all the material provisions of the Agreement, is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

            The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

            First, the Reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. After the Reorganization, the combined fund's greater asset size may allow it, relative to your fund, to (i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

            Second, the long-term historical investment performance of Pioneer AMT-Free Municipal Fund is higher than your fund. For the one and five year periods ended December 31, 2005, Class A shares of Pioneer AMT-Free Municipal Fund had an average annual return of 0.07% (one year) and 5.17% (five year), compared to an average annual return of the Class A shares of Pioneer Florida Tax Free Income Fund of -3.59% (one year) and 2.66% (five year), during the same period.

            Third, since the management fee rate is the same for both funds, there will be no increase in management fee (as a percentage of average daily net assets) as a result of the Reorganization. The Reorganization would however result in Pioneer AMT-Free Municipal Fund's assets exceeding the second breakpoint level ($500 million) in the fund's management fee schedule. If assets were to continue to grow the effective rate of the combined fund's management fee will be reduced as a result. With the exception of Class A shares, the historical total expenses of Pioneer AMT-Free Municipal Fund's shares are lower than Pioneer Florida Tax Free Income Fund's historical expenses for its shares. In addition, it is anticipated that the pro forma expense ratio for each class of shares will be the same or lower than the historical expense ratio of Pioneer Florida Tax Free Income Fund after the Reorganization and has the potential to decrease further with asset growth. Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to limit Pioneer AMT-Free Municipal Fund's Class A shares to 0.82% of the average daily net assets attributable to Class A shares through May 1, 2008. Although Pioneer
AMT-Free Municipal Fund has historically not had Class Y shares outstanding, this class will be issued in the Reorganization, and the resulting expense ratio is expected to be lower than the expense ratio of your fund's Class Y shares.

            The Boards of both funds considered that each fund would bear equally half of all of the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the balance of these expenses. The Boards of both funds estimate that these expenses in the aggregate will not exceed $46,500.

            The Boards of both funds considered that the funds' investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies, which would result in a decrease in the combined fund's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Boards believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

            The Boards of Trustees of both funds also considered that the Reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

                      BOARDS' EVALUATION AND RECOMMENDATION

            For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interest of your fund and that the interests of your fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Pioneer Series Trust II, including the Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer AMT-Free Municipal Fund and that the interests of Pioneer AMT-Free Municipal Fund's shareholders would not be diluted as a result of the Reorganization.

            The Trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                           PIONEER FOCUSED EQUITY FUND
                                       AND
                              PIONEER RESEARCH FUND

                                  PROPOSAL 1(d)

                                     SUMMARY

            The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

            If proposal 1(d) is approved, your fund will be reorganized into Pioneer Research Fund.

            Although each fund has the same investment objective, your fund is a non-diversified fund that may invest a significant portion of its assets in equity securities of mid- and large-cap companies, as well as a greater portion of its assets in non-U.S. securities, than Pioneer Research Fund. Pioneer Research Fund is a diversified fund that invests primarily in equity securities of U.S. issuers. The table below provides a comparison of the two funds. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Pioneer Research Fund.

       Comparison of Pioneer Focused Equity Fund to Pioneer Research Fund

--------------------------------------------------------------------------------------------------------------------
                               Pioneer Focused Equity Fund                         Pioneer Research Fund
--------------------------------------------------------------------------------------------------------------------
Business             A non-diversified series of Pioneer Series        A diversified, open-end investment management
                     Trust IV, an open-end investment management       company organized as a Delaware statutory
                     company organized as a Delaware statutory         trust.
                     trust.
--------------------------------------------------------------------------------------------------------------------
Net assets, as of    $76.7 million                                     $90.4 million
May 31, 2006
--------------------------------------------------------------------------------------------------------------------
Investment adviser   Investment Adviser:
and portfolio        Pioneer Investment Management, Inc. ("Pioneer")
managers
                     -----------------------------------------------------------------------------------------------
                     Investment Subadviser:
                     OakBrook Investments, LLC ("OakBrook" or
                     "subadviser")
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                               Pioneer Focused Equity Fund                         Pioneer Research Fund
--------------------------------------------------------------------------------------------------------------------
                     Portfolio Managers:                               Portfolio Managers:

                     Day-to-day management of the fund's portfolio     Day-to-day management of the fund's portfolio
                     is the responsibility of a team of investment     is the responsibility of a team of analysts
                     professionals, all of whom take part in the       that coordinate the fundamental research on
                     decision making process. Dr. Neil Wright, Ms.     companies provided by our global research
                     Janna Sampson and Dr. Peter Jankovskis are the    department and includes members from
                     team members and have been the portfolio          Pioneer's affiliate, Pioneer Investment
                     managers of the Fund since its inception. Each    Management Limited. John Peckham, vice
                     of the portfolio managers has been with           president, analyst and U.S. Equity Research
                     OakBrook since 1998. Dr. Wright is OakBrook's     Coordinator, is responsible for coverage of
                     President and Chief Investment Officer. Ms.       U.S. electric utilities, gas utilities and
                     Sampson is OakBrook's Director of Portfolio       independent power producers. Prior to
                     Management. Dr. Jankovskis is OakBrook's          joining Pioneer in 2002, Mr. Peckham was a
                     Director of Research.                             senior manager with Deloitte Consulting's
                                                                       energy industry practice in Cleveland and
                                                                       Boston. During his nearly five years with
                                                                       Deloitte Consulting, Mr. Peckham provided
                                                                       strategy and financial advisory services to a
                                                                       wide range of energy and manufacturing
                                                                       industry clients. J. Clarkson Williams, vice
                                                                       president and senior analyst, is responsible
                                                                       for coverage of the telecommunications
                                                                       services sector. Mr. Williams joined Pioneer
                                                                       in 1995 as an equity analyst covering the
                                                                       European region. In 2000 Mr. Williams joined
                                                                       the U.S. domestic equity research team as a
                                                                       senior analyst covering wireline
                                                                       telecommunications companies. Bradley T.
                                                                       Galko, vice president and senior analyst, is
                                                                       responsible for coverage of capital goods and
                                                                       industrials. Prior to joining Pioneer in
                                                                       2001, Mr. Galko spent ten years with Morgan
                                                                       Stanley in their Mergers & Acquisitions,
                                                                       Corporate Strategy and Equity Research
                                                                       departments.

--------------------------------------------------------------------------------------------------------------------
Investment           Each fund seeks long-term capital growth.
objective
--------------------------------------------------------------------------------------------------------------------
Primary              Normally, the fund invests at least 80% of its    Normally, the fund invests at least 80% of
investments          net assets (plus the amount of borrowings, if     its net assets (plus the amount of
                     any, for investment purposes) in equity           borrowings, if any, for investment purposes)
                     securities. The fund may invest a significant     in equity securities, primarily of U.S.
                     portion of its assets in equity securities of     issuers.
                     medium- and large-capitalization companies.
                     Consequently, the fund will be subject to the
                     risks of investing in companies with market
                     capitalizations of $1.5 billion or more.

                     The fund will provide written notice to
                     shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in equity securities.

                     The fund may invest up to 25% of its total
                     assets in equity and debt securities of
                     non-U.S. corporate issuers and debt securities
                     of non-U.S. government issuers, including
                     securities of emerging markets issuers. The
                     fund invests in non-U.S. securities to
                     diversify its portfolio when they offer
                     similar or greater potential for capital
                     appreciation compared to U.S. securities.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                               Pioneer Focused Equity Fund                         Pioneer Research Fund
--------------------------------------------------------------------------------------------------------------------
                     For purposes of each fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts
                     (REITs), preferred stocks, depositary receipts, rights and warrants.
--------------------------------------------------------------------------------------------------------------------
Investment           Pioneer has engaged OakBrook to act as the        Pioneer uses a valuation-conscious approach
strategies           fund's subadviser under Pioneer's supervision.    to select the fund's investments based upon
                     The subadviser seeks securities that its          the recommendations of Pioneer's research
                     believes possess a dominant market share and      team. Pioneer's research team supports the
                     have barriers, such as a patent or well-known     portfolio management teams that manage
                     brand name, that may shield their market share    various Pioneer equity funds and provides
                     and profits from competitors. The subadviser      rankings for a universe of large and mid cap
                     continuously monitors a universe of companies     issuers that are publicly traded in the U.S.
                     possessing "market power" to look for             and abroad. The fund seeks to benefit from
                     opportunities to purchase these stocks at         this research effort by selecting securities
                     reasonable prices. "Market power" is a            that are highly ranked by the research team
                     combination of dominant market share and a        and selling at reasonable prices or
                     barrier that protects that market share. In       substantial discounts to their underlying
                     selecting individual securities, the              values. From the universe of highly ranked
                     subadviser looks for companies that appear        securities, the research team constructs a
                     undervalued. The subadviser then conducts a       portfolio that is diversified and reflective
                     fundamental analysis of the stock, the            of overall sector weightings in the fund's
                     industry and the industry structure. The          benchmark index. A security will not be
                     subadviser then purchases securities of those     included in the portfolio simply because it
                     companies whose market power, in the              is highly ranked by the research team. A
                     subadviser's opinion, is intact. As a result,     security may be sold if its ranking by the
                     the subadviser may focus on a relatively          research team is reduced or the security
                     limited number of securities (i.e., generally     price reaches a reasonable valuation.
                     25 or fewer).
                                                                       Pioneer's research team evaluates a
                     The subadviser relies on the knowledge,           security's potential value based on the
                     experience and judgment of its staff that have    company's assets and prospects for earning
                     access to a wide variety of research. The         growth. In making that assessment, it employs
                     subadviser focuses on the quality and price of    due diligence and fundamental research, and
                     individual issuers, not on economic sector or     an evaluation of the issuer based on its
                     market-timing strategies.                         financial statements and operations. The
                                                                       research team focuses on the quality and
                                                                       price of individual issuers, not on economic
                                                                       sector or market-timing strategies. The
                                                                       fund's portfolio includes securities from a
                                                                       broad range of market sectors that have
                                                                       received favorable rankings from the research
                                                                       team.

                                                                       Factors Pioneer looks for in selecting
                                                                       investments include:

                                                                             o     Favorable expected returns
                                                                                   relative to perceived risk

                                                                             o     Above average potential for
                                                                                   earnings and revenue growth

                                                                             o     Low market valuations relative to
                                                                                   earnings forecast, book value,
                                                                                   cash flow and sales

                                                                             o     A sustainable competitive
                                                                                   advantage, such as a brand name,
                                                                                   customer base, proprietary
                                                                                   technology or economies of scale.
--------------------------------------------------------------------------------------------------------------------
Other investments    The fund may invest up to 20% of its total        The fund may invest up to 10% of its total
                     assets in debt securities of corporate and        assets in equity securities of non-U.S.
                     government issuers. Generally the fund            corporate issuers and debt securities of
                     acquires debt securities that are investment      non-U.S. corporate and government issuers.
                     grade, but the fund may invest up to 5%           The fund will not invest more
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                               Pioneer Focused Equity Fund                         Pioneer Research Fund
--------------------------------------------------------------------------------------------------------------------
                     of its total assets in below investment grade     than 5% of its total assets in the securities
                     debt securities issued by both U.S. and           of emerging markets issuers. The fund invests
                     non-U.S. corporate and government issuers,        in non-U.S. securities to diversify its
                     including below investment grade convertible      portfolio when they offer similar or greater
                     debt securities. The fund invests in debt         potential for capital appreciation compared
                     securities when the subadviser believes they      to U.S. securities. Investing in non-U.S.
                     are consistent with the fund's investment         issuers may involve unique risks compared to
                     objective, long-term capital growth, or for       investing in securities of U.S. issuers.
                     greater liquidity.
                                                                       The fund may invest a portion of its assets
                                                                       not invested in equity securities in debt
                                                                       securities of corporate and government
                                                                       issuers. Generally the fund may acquire
                                                                       investment grade debt securities that are
                                                                       issued by both U.S. and non-U.S. corporate
                                                                       and government issuers, but the fund may
                                                                       invest up to 5% of its net assets in below
                                                                       investment grade debt securities, including
                                                                       convertible debt securities. The fund invests
                                                                       in debt securities when Pioneer believes they
                                                                       are consistent with the fund's investment
                                                                       objective of long-term capital growth, to
                                                                       diversify the fund's portfolio or for greater
                                                                       liquidity.
--------------------------------------------------------------------------------------------------------------------
Temporary            Normally, each fund invests substantially all of its assets to meet its investment objective.
defensive            Each fund may invest the remainder of its assets in securities with remaining maturities of
strategies           less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, each fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, a fund may not be able to achieve its investment objective. Each fund intends to adopt a defensive strategy when Pioneer (or the subadviser, as the case may
                     be) believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.
--------------------------------------------------------------------------------------------------------------------
Short-term trading   Each fund usually does not trade for short-term profits. Each fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If a fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
--------------------------------------------------------------------------------------------------------------------
Derivatives          Each fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, each fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, each fund may use derivatives for a variety of non-principal purposes, including:

                           o     As a hedge against adverse changes in market prices of securities, interest rates or currency exchange rates

                           o     As a substitute for purchasing or selling securities

                           o     To increase the fund's return as a non-hedging strategy that may be considered speculative

                     Even a small investment in derivatives can have a significant impact on the funds' exposure to the market prices of securities, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the funds' other investments, the funds may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The funds will only invest in derivatives to the extent Pioneer (or the subadviser, as the case may be) believes these investments do not prevent the funds from seeking their investment objective.
--------------------------------------------------------------------------------------------------------------------

                                Classes of Shares, Fees and Expenses

--------------------------------------------------------------------------------------------------------------------
                               Pioneer Focused Equity Fund                         Pioneer Research Fund
--------------------------------------------------------------------------------------------------------------------
Class A sales        The Class A shares of both funds have the same characteristics and fee structure.
charges and fees
                           o     Class A shares are offered with initial sales charges up to 5.75% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from Pioneer Funds Distributor, Inc. ("PFD"), the funds' distributor, of up to 5% declining as the size of your investment increases.

                           o     There are no contingent deferred sales charges, except in certain circumstances when the initial sales charge is waived.

                           o     Class A shares are subject to distribution and service (12b-1) fees of up to 0.25%
                                 of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------------------------------------------
Class B sales        The Class B shares of both funds have the same characteristics and fee structure.
charges and fees
                           o     Class B shares are offered without an initial sales charge, but are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after five years. Your investment firm may receive a commission from PFD, the funds' distributor, at the time of your purchase of up to 4%.

                           o     Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. Both of these fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------------------------------------------
Class C sales        The Class C shares of both funds have the same characteristics and fee structure.
charges and fees
                           o     Class C shares are offered without an initial sales charge.

                           o     Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD at the time of your purchase of up to 1%.

                           o     Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------------------------------------------
Class Y sales        The Class Y shares of both funds have the same characteristics and fee structure.
charges and fees
                           o     Class Y shares are offered without an initial sales charge.

                           o     Class Y shares are not subject to a contingent deferred sales charge.

                           o     Class Y shares are not subject to distribution and service (12b-1) fees.
--------------------------------------------------------------------------------------------------------------------
Management fees      Pioneer's annual fee is equal to 0.65% of the     Pioneer's annual fee is equal to 0.75% of the
                     fund's average daily net assets up to $1          fund's average daily net assets up to $1
                     billion, 0.60% of the next $4 billion and         billion and 0.70% of the assets over $1
                     0.55% on the assets over $5 billion. The fee      billion. The fee is accrued daily and paid
                     is accrued daily and paid monthly.                monthly.
                     -----------------------------------------------------------------------------------------------
                     A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in the Pioneer Focused Equity Fund's statement of additional information dated December 1, 2005 and in Pioneer Research Fund's December 31, 2005 annual report to shareholders.
--------------------------------------------------------------------------------------------------------------------

                      Buying, Selling and Exchanging Shares

--------------------------------------------------------------------------------------------------------------------
                               Pioneer Focused Equity Fund                         Pioneer Research Fund
--------------------------------------------------------------------------------------------------------------------
Buying shares        You may buy shares from any investment firm that has a sales agreement with PFD, the funds'
                     distributor. You can buy shares at the offering price. You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund.

                     If you have an existing non-retirement account, you may purchase shares of a fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
--------------------------------------------------------------------------------------------------------------------
Minimum initial      Your initial investment must be at least $1,000 for Class A, Class B or Class C shares, and
investment           $5,000,000 for Class Y shares. Additional investments must be at least $100 for Class A shares, $500 for Class B or Class C shares, and there is no minimum initial investment amount for Class Y shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
--------------------------------------------------------------------------------------------------------------------
Maximum              Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C
purchase amounts     shares. There is no maximum purchase for Class A shares or Class Y shares. These limits are applied on a per transaction basis.
--------------------------------------------------------------------------------------------------------------------
Exchanging shares    You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000. Each fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                     After you establish an eligible fund account, you can exchange fund shares by telephone or online.
--------------------------------------------------------------------------------------------------------------------
Selling shares       Your shares will be sold at net asset value per share next calculated after a fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                     If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell fund shares held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
--------------------------------------------------------------------------------------------------------------------
Net asset value      Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).
                     -----------------------------------------------------------------------------------------------
                     You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A,
                     Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
--------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

            Because each fund has the same investment objective and similar investment policies and strategies, the funds are subject to some of the same principal risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

      o The stock market goes down or performs poorly relative to other investments (this risk may be greater in the short term)

      o     Value stocks fall out of favor with investors

      o Pioneer Focused Equity Fund does not have the growth potential originally expected

      o Pioneer Research Fund's investments remain undervalued or do not have the potential value originally expected

            Market segment risks. To the extent either fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

            Non-U.S. securities risks. Each fund is also subject to risks associated with investments other than U.S. equity securities. Pioneer Focused Equity Fund may invest in non-U.S. securities to a greater degree than Pioneer Research Fund. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed non-U.S. countries. However, these risks are mor pronounced for issuers of securities in emerging markets. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the fund's investments

      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets

      o     Withholding and other non-U.S. taxes may decrease the fund's return

            Non-diversification risk (Pioneer Focused Equity Fund). Pioneer Focused Equity Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer. The fund generally invests in a limited number of securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

The Funds' Fees and Expenses

            Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended January 31, 2006, and (ii) for Pioneer Research Fund, the expenses of Pioneer Research Fund for the twelve-month period ended December 31, 2005. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on December 31, 2005.

                 Pioneer                             Combined          Pioneer                          Combined
                 Focused                         Pioneer Research      Focused        Pioneer       Pioneer Research
               Equity Fund   Pioneer Research          Fund          Equity Fund   Research Fund          Fund
                (12 months         Fund             (Pro Forma       (12 months      (12 months        (Pro Forma
                  ended      (12 months ended        12 months          ended          ended            12 months
               January 31,     December 31,     ended December 31,   January 31,    December 31,          ended
                  2006)            2005)               2005)            2006)          2005)       December 31, 2005)
------------   -----------   ----------------   ------------------   -----------   -------------   ------------------
Shareholder
transaction
fees (paid
directly
from your
investment)     Class A         Class A             Class A           Class B        Class B           Class B

Maximum
sales charge
(load) when
you buy
shares as a
percentage
of offering
price              5.75%           5.75%               5.75%             None           None              None

Maximum
deferred
sales charge
(load) as a
percentage
of offering
price or the
amount you
receive when
you sell
shares,
whichever is
less               None (1)        None (1)            None (1)             4%             4%                4%

Redemption
fee as a
percentage
of amount
redeemed, if
applicable         None            None                None              None           None              None

Annual fund
operating
expenses
(deducted
from fund
assets) as a
% of average
daily net
assets

Management
Fee                 0.65%           0.75%               0.65%             0.65%          0.75%             0.65%

Distribution
and Service
(12b-1) Fee         0.25%           0.25%               0.25%             1.00%          1.00%             1.00%

Other
Expenses            0.50%           0.81%               0.49%             0.62%          0.94%             0.58%

                                                   Combined
                                                  Pioneer                         Pioneer         Combined
                   Pioneer         Pioneer      Research Fund      Pioneer       Research     Pioneer Research
               Focused Equity   Research Fund     (Pro Forma       Focused         Fund             Fund
                    Fund          (12 months      12 months      Equity Fund    (12 months       (Pro Forma
                 (12 months         ended           ended         (12 months      ended          12 months
                ended January    December 31,    December 31,   ended January    December          ended
                  31, 2006)         2005)           2005)         31, 2006)     31, 2005)    December 31, 2005)
------------   --------------   -------------   -------------   -------------   ----------   ------------------
Shareholder
transaction
fees (paid
directly
from your
investment)       Class C          Class C         Class C         Class Y       Class Y          Class Y

Maximum
sales charge
(load) when
you buy
shares as a
percentage
of offering
price                None             None            None            None          None             None

Maximum
deferred
sales charge
(load) as a
percentage
of offering
price or the
amount you
receive when
you sell
shares,
whichever is
less                    1%               1%              1%           None          None             None

Redemption
fee as a
percentage
of amount
redeemed, if
applicable           None             None            None            None          None             None

Annual fund
operating
expenses
(deducted
from fund
assets) as a
% of average
daily net
assets

Management
Fee                  0.65%            0.75%           0.65%           0.65%         0.75%            0.65%

Distribution
and Service
(12b-1) Fee          1.00%            1.00%           1.00%           0.00%         0.00%            0.00%

Other
Expenses             0.73%            0.87%           0.68%           0.47%         0.43%            0.33%

                 Pioneer                             Combined          Pioneer                          Combined
                 Focused                         Pioneer Research      Focused        Pioneer       Pioneer Research
               Equity Fund   Pioneer Research          Fund          Equity Fund   Research Fund          Fund
                (12 months         Fund             (Pro Forma       (12 months      (12 months        (Pro Forma
                  ended      (12 months ended        12 months          ended          ended            12 months
               January 31,     December 31,     ended December 31,   January 31,    December 31,          ended
                  2006)            2005)               2005)            2006)          2005)       December 31, 2005)
------------   -----------   ----------------   ------------------   -----------   -------------   ------------------
Total Annual
Fund
Operating
Expenses(2)       1.40%           1.81%               1.39%             2.27%          2.69%             2.23%

Less: Fee
Waiver and
Expense
Limitations        N/A           (0.56)%(3)          (0.14)%(4)          N/A          (0.54)%(3)        (0.08)%(4)

Net Expenses      1.40%           1.25%(3)            1.25% (4)         2.27%          2.15%(3)          2.15%(4)

                                                 Combined
                                                  Pioneer                         Pioneer         Combined
                   Pioneer         Pioneer      Research Fund      Pioneer       Research     Pioneer Research
               Focused Equity   Research Fund     (Pro Forma       Focused         Fund             Fund
                    Fund          (12 months      12 months      Equity Fund    (12 months       (Pro Forma
                 (12 months         ended           ended         (12 months      ended          12 months
                ended January    December 31,    December 31,   ended January    December          ended
                  31, 2006)         2005)           2005)         31, 2006)     31, 2005)    December 31, 2005)
------------   --------------   -------------   -------------   -------------   ----------   ------------------
Expenses
Total Annual
Fund
Operating
Expenses(2)        2.38%            2.62%           2.33%           1.12%          1.18%           0.98%

Less: Fee
Waiver and
Expense
Limitations         N/A            (0.47)%(3)      (0.18)%(4)        N/A            N/A             N/A

Net Expenses       2.38%            2.15%(3)        2.15%(4)        1.12%          1.18%           0.98%

            The hypothetical examples below help you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's operating expenses remain the same and (e) Pioneer's contractual expense limitation for the combined Pioneer Research Fund's Class A, Class B and Class C shares is in effect for year one. Pro forma expenses are included assuming a Reorganization with your fund and Pioneer Research Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Number of years you   Pioneer Focused Equity                           Combined Fund
  own your shares               Fund           Pioneer Research Fund    (Pro Forma)
-------------------   ----------------------   ---------------------   -------------
Class A -- assuming redemption at end of period

Year 1                        $  709                   $  695             $  695

Year 3                        $  993                   $1,060             $  977

Year 5                        $1,297                   $1,449             $1,279

Year 10                       $2,158                   $2,536             $2,136

Class A -- assuming no redemption

Year 1                        $  709                   $  695             $  695

Year 3                        $  993                   $1,060             $  977

Year 5                        $1,297                   $1,449             $1,279

Year 10                       $2,158                   $2,536             $2,136

Class B -- assuming redemption at end of period

Year 1                        $  630                   $  618             $  618

Year 3                        $1,009                   $1,084             $  990

Year 5                        $1,315                   $1,477             $1,288

Year 10                       $2,387                   $2,769             $2,346

Class B -- assuming no redemption

Year 1                        $  230                   $  218             $  218

Year 3                        $  709                   $  784             $  690

Number of years you   Pioneer Focused Equity                           Combined Fund
  own your shares               Fund           Pioneer Research Fund    (Pro Forma)
-------------------   ----------------------   ---------------------   -------------
Year 5                        $1,215                   $1,377             $1,188

Year 10                       $2,387                   $2,769             $2,346

Class C -- assuming redemption at end of period

Year 1                        $  341                   $  318             $  318

Year 3                        $  742                   $  770             $  710

Year 5                        $1,270                   $1,348             $1,229

Year 10                       $2,716                   $2,919             $2,652

Class C -- assuming no redemption

Year 1                        $  241                   $  218             $  218

Year 3                        $  742                   $  770             $  710

Year 5                        $1,270                   $1,348             $1,229

Year 10                       $2,716                   $2,919             $2,652

Class Y

Year 1                        $  114                   $  120             $  100

Year 3                        $  356                   $  375             $  312

Year 5                        $  617                   $  649             $  542

Year 10                       $1,363                   $1,432             $1,201

----------
(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) The funds' total annual operating expenses in the table have not been reduced by any expense offset arrangements.

(3) The expenses in the table above reflect the expense limitations currently in effect under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2007 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

(4) Net expenses in the table reflect the expense limitations that will be in effect upon the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect from the closing date of the Reorganization through May 1, 2009 for Class A shares and through May 1, 2007 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time.

Comparison of Fund Performance

            The bar charts show the year-by-year performance of each fund's Class A shares since inception. Class B, Class C and Class Y shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. The tables show average annual total return (before and after sales taxes) for each fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each fund are for Class A only; after-tax returns for other classes will vary. Past performance (before and after taxes) does not indicate future results.

            Pursuant to an agreement and plan of reorganization, Pioneer Focused Equity Fund acquired the assets and liabilities of AmSouth Select Equity Fund (the predecessor fund) on September 23, 2005. In the reorganization, the predecessor fund exchanged all of its assets for shares of the fund. The predecessor fund offered classes of shares similar to the fund's Class A, Class B and Class Y shares. As a result of the reorganization, the fund is the accounting successor of the predecessor fund. The performance of the Class A, Class B and Class Y shares of the fund set forth in the table below includes the performance of the predecessor fund's Class A, Class B and Class I shares prior to the Reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Class C shares wer not previously offered by the predecessor fund. The performance of the fund's Class C shares is based upon the performance of the predecessor fund's Class B shares as adjusted to reflect sales charges applicable to the fund's Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the fun would be lower.

         Pioneer Focused Equity Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                              '99          (10.12)%
                              '00           12.66%
                              '01            7.45%
                              '02           (9.12)%
                              '03           26.03%
                              '04            9.93%
                              '05           (6.67)%

            * During the period shown in the bar chart, Pioneer Focused Equity Fund's highest quarterly return was 17.30% for the quarter ended December 31, 2000, and the lowest quarterly return was (13.07)% for the quarter ended September 30, 1999. For the period from January 1, 2006 to June 30, 2006,
Pioneer Focused Equity Fund's return was [    ]%.

            Pioneer Research Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                              '00           (5.31)%
                              '01          (13.81)%
                              '02          (22.65)%
                              '03           24.62%
                              '04           11.38%
                              '05            7.20%

            * During the period shown in the bar chart, Pioneer Research Fund's highest quarterly return was 13.91% for the quarter ended June 30, 2003, and the lowest quarterly return was (16.93)% for the quarter ended September 30, 2002. For the period from January 1, 2006 to June 30, 2006, Pioneer Research Fund's
return was [    ]%.

                           Average Annual Total Return
                      (for periods ended December 31, 2005)

Pioneer Focused Equity Fund                     1 Year    5 Years    Since Inception (4)
---------------------------------------------   ------    -------   --------------------
   Class A - Before Taxes                       (12.06)%   3.54%       5.23% (9/1/98)

   Class A - After Taxes on Distributions(1)    (12.88)%   3.17%       4.50%

   Class A - After Taxes on Distributions and
      Sale of Fund Shares(1)                     (7.04)%   2.90%       4.11%

   Class B - Before Taxes                       (10.97)%   3.98%       5.30% (9/2/98)

   Class C - Before Taxes(2)                     (7.23)%   4.03%       5.34% (9/2/98)

   Class Y - Before Taxes                        (6.46)%   4.94%       6.26% (9/1/98)

Standard & Poor's 500 Index
(reflects no deduction for taxes)(3)              4.91%    0.54%       4.45%

                           Average Annual Total Return
                      (for periods ended December 31, 2005)

Pioneer Research Fund                            1 Year   5 Years      Since Inception
---------------------------------------------    ------   -------   ---------------------
   Class A - Before Taxes                         1.03%   (1.34)%    (1.11)% (11/18/99)

   Class A - After Taxes on Distribution(1)       0.92%   (1.38)%    (1.15)%

   Class A - After Taxes on Distributions and
      Sale of Fund Shares(1)                      0.67%   (1.15)%    (0.95)%

   Class B - Before Taxes                         2.20%   (0.96)%    (0.97)% (11/18/99)

   Class C - Before Taxes (2)                     6.17%   (0.89)%    (0.88)% (11/19/99)

   Class Y - Before Taxes                         7.35%   (0.12)%    (0.11)% (11/18/99)(5)

Standard & Poor's 500 Index
(reflects no deduction for taxes)(3)              4.91%    0.54%     (0.18)%

----------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(2) The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

(3) The Standard & Poor's 500 Index measures the performance of 500 leading companies within leading industries within the U.S.

(4) Reflects the inception dates of the predecessor fund (the predecessor fund's Class B shares' inception date is applicable in the case of the fund's Class C shares). The fund began offering its Class C shares on September 23, 2005.

(5) Inception date of the fund's Class A shares. Class Y shares commenced operations on August 11, 2004.

            The most recent portfolio management discussion of each fund's performance is attached as Exhibit B.

                                 CAPITALIZATION

            The following table sets forth the capitalization of each fund as of May 31, 2006 and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between May 31, 2006 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

                                        Focused                      Pro Forma
                                        Equity        Research        Pioneer
                                         Fund           Fund       Research Fund
-------------------------            ------------   ------------   -------------
Net Assets (millions)                $ 76,678,921   $ 90,430,295   $ 167,109,216

   Class A                           $ 13,781,335   $  7,551,619   $  21,332,954

   Class B                           $ 11,024,977   $  5,723,160   $  16,748,137

   Class C                           $     34,691   $  2,714,987   $   2,749,678

   Class Y                           $ 51,837,918   $ 74,440,530   $ 126,278,447

Net Asset Value Per Share

   Class A                           $      13.12   $      10.17   $       10.17

   Class B                           $      12.62   $       9.74   $        9.74

   Class C                           $      12.60   $       9.79   $        9.79

   Class Y                           $      13.20   $      10.24   $       10.24

Shares Outstanding

   Class A                              1,050,627        742,520       2,097,617

   Class B                                873,707        587,718       1,719,645

   Class C                                  2,754        277,337         280,880

   Class Y                              3,926,618      7,267,370      12,329,666

            It is impossible to predict how many shares of Pioneer Research Fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of Pioneer Research Fund shares that will actually be received and distributed.

            PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

      o The Reorganization is scheduled to occur as of the close of business on October 20, 2006, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Pioneer Research Fund, and Pioneer Research Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Pioneer Research Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

      o Pioneer Research Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Pioneer Research Fund.

      o Pioneer Research Fund will issue to your fund Class B shares with an aggregate net asset value equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Pioneer Research Fund.

      o Pioneer Research Fund will issue to your fund Class C shares with an aggregate net asset value equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Pioneer Research Fund.

      o Pioneer Research Fund will issue to your fund Class Y shares with an aggregate net asset value equal to the net assets attributable to your fund's Class Y shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class Y shareholders of record of your fund in proportion to their holdings on the Closing Date. As a result, Class Y shareholders of your fund will end up as Class Y shareholders of Pioneer Research Fund.

      o     After the shares are issued, your fund will be dissolved.

Agreement and Plan of Reorganization

            The shareholders of your fund are being asked to approve the Agreement and Plan of Reorganization, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A and incorporated herein by this reference. The description of the Agreement and Plan of Reorganization contained herein, which include all the material provisions of the Agreement and Plan of Reorganization, is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

            The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

            First, the Reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. After the Reorganization, the combined fund's greater asset size may allow it, relative to your fund, to (i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

            Second, while Pioneer Research Fund's longer term performance trailed that of your fund, for the last two calendar years, Pioneer Research Fund's Class A shares had higher total returns than your fund during the same period. For the one and five year periods ended December 31, 2005, Class A shares of Pioneer Research Fund had an average annual return of 1.03%
(one year) and -1.34% (five year), compared to an average annual return of the Class A shares of Pioneer Focused Equity Fund of -12.06% (one year) and 3.54% (five year), during the same period.

            Third, although your fund's management fee rate schedule is lower than that of Pioneer Research Fund, the total expenses of your fund's shares are generally lower than Pioneer Research Fund's shares total expenses, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Pioneer Research Fund's expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Further, the pro forma Class Y share expense ratio of the combined fund is expected to be lower than the Class Y share expense ratio of your fund.

These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2007 for Class B and Class C shares.

            The Boards of both funds considered that each fund would bear equally half of all of the expenses of the funds associated with the preparation, printing and mailing of any shareholder communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the balance of these expenses. The Boards of both funds estimate that these expenses in the aggregate will not exceed $57,500.

            The Boards of both funds considered that the funds' investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies, which would result in a decrease in the combined fund's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Boards believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

            The Boards of Trustees of both funds also considered that the Reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

                      BOARDS' EVALUATION AND RECOMMENDATION

            For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interest of your fund and that the interests of your fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Pioneer Research Fund, including the Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Research Fund and that the interests of Pioneer Research Fund's shareholders would not be diluted as a result of the Reorganization.

            The Trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

               TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

      o Each Reorganization is scheduled to occur as of the close of business on October 20, 2006, but may occur on such later date as the parties may agree to in writing. Your fund will transfer all of its assets to the corresponding Pioneer Fund. The corresponding Pioneer Fund will assume all of your fund's liabilities. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the reorganization date.

      o The corresponding Pioneer Fund will issue classes of shares to your fund with an aggregate net asset value equal to the net assets attributable to your fund's corresponding classes of shares. These shares will immediately be distributed to your fund's shareholders in proportion to the relative net asset value of their holdings of your fund's shares on the Closing Date. As a result, your fund's shareholders will end up as shareholders of the relevant class of the corresponding Pioneer Fund.

      o     After the shares are issued, your fund will be dissolved.

      o Each Reorganization is intended to result in no income, gain or loss for federal income tax purposes to the corresponding Pioneer Fund, your fund or the shareholders of your fund and will not take place unless both Pioneer Funds involved in the Reorganization receive a satisfactory opinion concerning the tax consequences of the Reorganization from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Pioneer Funds.

Agreement and Plan of Reorganization

            The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit A to this Proxy Statement/Prospectus and incorporated herein by this reference. The description of the Agreement and Plan of Reorganization contained herein, which includes the material provisions of the Agreement and Plan of Reorganization, is qualified in its entirety by the attached copy.

            Cancellation of Share Certificates. If your shares are represented by one or more share certificates before the Closing Date, on the Closing Date all certificates will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of the corresponding Pioneer Fund shares. The corresponding Pioneer Fund will not issue share certificates in the Reorganization.

            Conditions to Closing the Reorganization. The obligation of your fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the corresponding Pioneer Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Section 6).

            The obligation of the corresponding Pioneer Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Section
7).

            The obligations of your fund and the corresponding Pioneer Fund are subject to approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your fund in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the Reorganization (see Agreement and Plan of Reorganization, Section 8.5).

            Termination of Agreement and Plan of Reorganization. The Board of Trustees of your fund or the corresponding Pioneer Fund may terminate the Agreement and Plan of Reorganization (even if the shareholders of your fund have already approved it) by their mutual agreement at any time before the Closing Date, if the Boards believe that proceeding with the Reorganization would no longer be advisable.

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

            Expenses of the Reorganization. The funds will bear equally half of all the expenses of both funds incurred in connection with the Reorganization, including the costs of printing, mailing, legal fees, audit fees and solicitation expenses. Pioneer will bear the balance of these expenses.

                        TAX STATUS OF EACH REORGANIZATION

            Each Reorganization will not result in income, gain or loss for U.S. federal income tax purposes and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the funds, that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code.

            As a result, for federal income tax purposes:

      o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to the corresponding Pioneer Fund as described above or (2) the distribution by your fund of the corresponding Pioneer Fund shares to your fund's shareholders;

      o No gain or loss will be recognized by the corresponding Pioneer Fund upon the receipt of your fund's assets solely in exchange for the issuance of the corresponding Pioneer Fund shares to your fund and the assumption of your fund's liabilities by the corresponding Pioneer Fund;

      o The basis of the assets of your fund acquired by the corresponding Pioneer Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

      o The tax holding period of the assets of your fund in the hands of the corresponding Pioneer Fund will include your fund's tax holding period for those assets;

      o You will not recognize gain or loss upon the exchange of your shares of your fund solely for the corresponding Pioneer Fund shares as part of the Reorganization;

      o The basis of the corresponding Pioneer Fund shares received by you in the Reorganization will be the same as the basis of the shares of your fund you surrender in exchange; and

      o The tax holding period of the corresponding Pioneer Fund shares you receive will include the tax holding period of the shares of your fund that you surrender in exchange, provided that the shares of your fund were held by you as capital assets on the date of the exchange.

            In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the corresponding Pioneer Fund and your fund.

            No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

            The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

                         VOTING RIGHTS AND REQUIRED VOTE

            Each share of your fund is entitled to one vote. A quorum is required to conduct business at the meeting. With respect to your fund, the presence in person or by proxy of a majority of the shares entitled to cast votes at the meeting will constitute a quorum. A favorable vote of a "majority of the outstanding voting securities" of your fund is required to approve the proposal with respect to your fund. For this purpose, a "majority of the outstanding shares of your fund" means the affirmative vote of the lesser of:

(1) 67% or more of the shares of your fund present at the meeting, if the holders of more than 50% of the outstanding shares of your fund entitled to vote are present or represented by proxy, or

(2) more than 50% of the outstanding shares of your fund.

            The table below shows how shares will be treated for the purposes of quorum and voting requirements.

--------------------------------------------------------------------------------
        Shares                 Quorum                       Voting
--------------------------------------------------------------------------------
In General              All shares "present"   Shares "present" in person will
                        in person or by        be voted in person at the
                        proxy are counted      meeting. Shares present by proxy
                        toward a quorum.       will be voted in accordance with
                                               instructions.
--------------------------------------------------------------------------------
Signed Proxy with no    Considered "present"   Voted "for" the proposal.
Voting Instruction      at meeting for
(other than Broker      purposes of quorum.
Non-Vote)
--------------------------------------------------------------------------------
Broker Non-Vote         Considered "present"   Broker non-votes do not count as
(where the underlying   at meeting for         a vote "for" the proposal and
holder had not voted    purposes of quorum.    effectively result in a vote
and the broker does                            "against" the proposal.
not have
discretionary
authority to vote the
shares)
--------------------------------------------------------------------------------
Vote to Abstain         Considered "present"   Abstentions do not constitute a
                        at meeting for         vote "for" the proposal and
                        purposes of quorum.    effectively result in a vote
                                               "against" the proposal.
--------------------------------------------------------------------------------

            If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this Proxy
Statement/Prospectus, and your fund will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action may be appropriate.

     COMPARISON OF MASSACHUSETTS BUSINESS TRUST AND DELAWARE STATUTORY TRUST

            As described in Proposal 1(a), it is proposed that Pioneer America Income Trust be reorganized into Pioneer Government Income Fund. Pioneer America Income Trust is a Massachusetts business trust. Pioneer Government Income Fund, like all of the other Pioneer Funds described in this Prospectus/Proxy, is a Delaware statutory trust (or series thereof).
The following is a summary of the principal differences between Massachusetts business trusts and Delaware statutory trusts.

Limitation of Shareholders' and Series' Liability

            Delaware law provides that the shareholders of a Delaware statutory trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be liability for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, Delaware law affords grater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, another potential, although remote, risk in the case of a Massachusetts business trust. While the trustees believe that a series of a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position.

Limitation of Trustee Liability

            Delaware law provides that, except to the extent otherwise provided in a trust's declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee's actions under a Delaware statutory trust's declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust's declaration of trust or bylaws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit. The trustees believe that such limitations on liability under Delaware law and under the Pioneer Funds' declarations of trust are consistent with those applicable to directors of a corporation under Delaware law and will be beneficial in attracting and retaining in the future qualified persons to act as trustees.

Shareholder Voting

            Delaware law provides that a Delaware statutory trust's declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision appears to permit trustee and shareholder voting through computer or electronic media. For an investment company with a significant number of institutional shareholders, all with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting. However, the advantage of such methods may not be realizable unless the SEC modifies its proxy rules. Also, as required by the 1940 Act, votes on certain matters by trustees would still need to be taken at actual in-person meetings.

Board Composition

            Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders. Establishing separate boards of trustees would, among other things, enable the series of a Delaware statutory trust to be governed by individuals who are more familiar with such series' particular operations.

                 ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

Investment Adviser

            Pioneer serves as the investment adviser to each Pioneer Fund. Pioneer oversees each fund's operations and is responsible for the day-to-day management of the fund's portfolio. In the case of Pioneer Focused Equity Fund, Pioneer supervises the fund's subadviser, who is responsible for the day-to-day management of the fund's portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of March 31, 2006, assets under management were approximately $199.3 billion worldwide, including over $50.5 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

            The Board of Trustees of the Pioneer Funds is responsible for overseeing the performance of Pioneer Funds' investment adviser and determining whether to approve and renew a fund's investment management agreement.

Distributor and Transfer Agent

            PFD is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") is the fund's transfer agent. The fund compensates PFD and the transfer agent for their services. PFD and the transfer agent are affiliates of Pioneer.

Disclosure of Portfolio Holdings

            The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerinvestments.com.

Buying, Exchanging and Selling Shares of the Pioneer Funds

            Net Asset Value. Each fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

            Each fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

            Each fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to the securities market or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances, the fund may use the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

            Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. Each fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. Each fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that a fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

            Distribution and Service Plans. Each fund has adopted a distribution plan for its Class A, Class B, Class C and Class R shares (if issued) in accordance with Rule 12b-1 under the 1940 Act. Under each plan, the fund pays distribution and service fees to PFD. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

            Additional Payments to Financial Intermediaries. There are two principal ways you compensate the financial intermediary through which you buy shares of each fund -- directly, by the payment of sales commissions, if any; and indirectly, as a result of the fund paying Rule 12b-1 fees.

            Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer Funds over other mutual funds or assist the distributor in its efforts to promote the sale of a fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

            Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer Funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets attributable to the financial intermediary or as a per transaction fee.

            Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments could be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer Funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries for providing certain administrative services and transaction processing services.

            Pioneer may benefit from revenue sharing if the intermediary features the Pioneer Funds in its sales system (such as by placing certain Pioneer Funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer Funds or retain shares of the Pioneer Funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer Funds' assets. Although an intermediary may request additional compensation from Pioneer to offset costs incurred by the financial intermediary in servicing its clients, the intermediary may earn a profit on these payments, if the amount of the payment may exceed the intermediary's costs.

            The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer Funds, as well as about fees and/or commissions it charges.

            Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer Funds. If your intermediary provides these services, Pioneer or the Pioneer Funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the funds.

            Opening Your Account. If your shares are held in your investment firm's name, the options and services available to you may be different from those described herein or in a Pioneer Fund's prospectus. Ask your investment professional for more information.

            If you invest in a Pioneer Fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in a Pioneer fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Pioneer Fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

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

            Account Options. Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

            Call or write to the transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

            Telephone Transaction Privileges. If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

            When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. Each Pioneer Fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

            Online Transaction Privileges. If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

            To establish online transaction privileges complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerinvestments.com.

            To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. Each Pioneer fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

            Share Price. If you place an order to purchase, exchange, or sell shares with the transfer agent, your investment firm or plan administrator by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent, your investment firm or plan administrator after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. Your investment firm or plan administrator is responsible for transmitting your order to the fund in a timely manner.

            Buying Pioneer Fund Shares. You may buy shares of a Pioneer fund from any investment firm that has a sales agreement with PFD. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area. Participants in retirement plans generally must contact the plan's administrator to purchase shares.

            You can buy shares of the Pioneer funds at the offering price. PFD may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

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

            Minimum Investment Amounts. Your initial investment for Class A, Class B and Class C shares must be at least $1,000, and for Class Y shares must be at least $5,000,000. There is no minimum initial investment amount for Class R shares. Additional investments must be at least $100 for Class A shares and $500 for Class B and Class C shares. There is no minimum additional investment amount for Class Y or Class R shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The minimum investment amount does not apply for purposes of the Reorganization.

            Maximum Purchase Amounts. Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis. Class A shares, Class Y shares and Class R shares are not subject to a maximum purchase amount.

            Exchanging Pioneer Fund Shares. You may exchange your shares in a Pioneer Fund for shares of the same class of another Pioneer mutual fund. In connection with the Reorganization, Pioneer Government Income Fund's Class A shareholders will have the opportunity to exchange their shares for Class Y shares of Pioneer Government Income Fund at net asset value without any initial or contingent sales charge. Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. You may make up to four exchange redemptions of $25,000 or more per account per calendar year. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

            The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

            Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes. Shares you acquire as part of an exchange and shares your acquire as a result of this Reorganization will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

            Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

            Selling Pioneer Fund Shares. Your shares will be sold at net asset value per share next calculated after the Pioneer Fund or its authorized agent receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. Each Pioneer Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

            You may have to pay federal income taxes on a sale or an exchange or any distributions received in cash or additional shares.

            Good order means that:

                  o     You have provided adequate instructions

                  o     There are no outstanding claims against your account

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

                  o     There are no transaction limitations on your account

                  o If you have any Pioneer Fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

                  o     Your request includes a signature guarantee if you:

                             - Are selling over $100,000 or exchanging over $500,000 worth of shares

                             - Changed your account registration or address within the last 30 days

                             - Instruct the transfer agent to mail the check to an address different from the one on your account

                             - Want the check paid to someone other than the account owner(s)

                             -    Are transferring the sale proceeds to a
                                  Pioneer mutual fund account with a different registration

====================================================================================================================================
                                               Buying Shares                                      Exchanging Shares
====================================================================================================================================
THROUGH YOUR INVESTMENT     Normally, your investment firm will send your        Normally, your investment firm will send your
FIRM                        purchase request to the Pioneer Funds' transfer      exchange request to the Pioneer Fund's transfer
                            agent.                                               agent.

                            CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE        CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE
                            INFORMATION.                                         INFORMATION ABOUT EXCHANGING YOUR SHARES.

                            Your investment firm may receive a commission from
                            PFD for your purchase of fund shares, and may
                            receive additional compensation from Pioneer for
                            your purchase of fund shares.
====================================================================================================================================
BY PHONE OR ONLINE          You can use the telephone or online privilege if     After you establish your eligible fund account,
                            you have an existing non-retirement account.         you can exchange fund shares by phone or online if:
                            Certain IRAs can use the telephone purchase
                            privilege. If your account is eligible, you can      o   You are exchanging into an existing account or
                            purchase additional fund shares by phone or online       using the exchange to establish a new account,
                            if:                                                      provided the new account has a registration
                                                                                     identical to the original account
                            o   You established your bank account of record
                                at least 30 days ago                             o   The fund into which you are exchanging offers
                                                                                     the same class of shares
                            o   Your bank information has not changed for at
                                least 30 days                                    o   You are not exchanging more than $500,000 worth
                                                                                     of shares per account per day
                            o   You are not purchasing more than $25,000 worth
                                of shares per account per day                    o   You can provide the proper account
                                                                                     identification information
                            o   You can provide the proper account
                                identification information

                            When you request a telephone or online purchase,
                            the transfer agent will electronically debit the
                            amount of the purchase from your bank account of
                            record. The transfer agent will purchase fund
                            shares for the amount of the debit at the offering
                            price determined after the transfer agent receives
                            your telephone or online purchase instruction and
                            good funds. It usually takes three business days
                            for the transfer agent to receive notification
                            from your bank that good funds are available in
                            the amount of your investment.
====================================================================================================================================

====================================================================================================================================
                                               Buying Shares                                      Exchanging Shares
====================================================================================================================================
IN WRITING, BY MAIL OR BY   You can purchase fund shares for an existing fund    You can exchange fund shares by mailing or faxing
FAX                         account by mailing a check to the transfer agent.    a letter of instruction to the transfer agent. You
                            Make your check payable to the fund. Neither         can exchange Pioneer Fund shares directly through
                            initial nor subsequent investments should be made    the Pioneer Fund only if your account is
                            by third party check. Your check must be in U.S.     registered in your name. However, you may not fax
                            dollars and drawn on a U.S. bank. Include in your    an exchange request for more than $500,000.
                            purchase request the fund's name, the account        Include in your letter:
                            number and the name or names in the account
                            registration.                                        o   The name, social security number and signature
                                                                                     of all registered owners

                                                                                 o   A signature guarantee for each registered owner
                                                                                     if the amount of the exchange is more than
                                                                                     $500,000

                                                                                 o   The name of the fund out of which you are
                                                                                     exchanging and the name of the fund into which
                                                                                     you are exchanging

                                                                                 o   The class of shares you are exchanging

                                                                                 o   The dollar amount or number of shares your
                                                                                     are exchanging

====================================================================================================================================

====================================================================================================================================
Selling Shares                                                      How to Contact Pioneer
====================================================================================================================================
Normally, your investment firm will send your request to sell       BY PHONE
shares to the Pioneer Funds' transfer agent.
                                                                    For information or to request a telephone transaction between
CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION.          8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a
                                                                    shareholder services representative call 1-800-225-6292
Each Pioneer Fund has authorized PFD to act as its agent in the
repurchase of fund shares from qualified investment firms.          To request a transaction using FactFoneSM call 1-800-225-4321
Pioneer Small Cap Value Fund reserves the right to terminate this
procedure at any time.                                              Telecommunications Device for the Deaf (TDD) 1-800-225-1997

                                                                    BY MAIL

=================================================================   Send your written instructions to:
IF YOU HAVE AN ELIGIBLE NON-RETIREMENT ACCOUNT, YOU MAY SELL UP     PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
TO $100,000 PER ACCOUNT PER DAY BY PHONE OR ONLINE. You may sell    P.O. Box 55014
fund shares held in a retirement plan account by phone only if      Boston, Massachusetts 02205-5014
your account is an eligible IRA (tax penalties may apply). You
may not sell your shares by phone or online if you have changed     PIONEER WEBSITE
your address (for checks) or your bank information (for wires and
transfers) in the last 30 days.                                     www.pioneerinvestments.com

You may receive your sale proceeds:                                 BY FAX

o   By check, provided the check is made payable exactly as your    Fax your exchange and sale requests to: 1-800-225-4240
    account is registered

o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

====================================================================================================================================

====================================================================================================================================
Selling Shares                                                      How to Contact Pioneer
====================================================================================================================================
You can sell some or all of your fund shares by WRITING DIRECTLY    EXCHANGE PRIVILEGE
TO THE PIONEER FUND only if your account is registered in your
name. Include in your request your name, your social security       You may make up to four exchange redemptions of $25,000 or more
number, the fund's name and any other applicable requirements as    per account per calendar year.
described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions.
Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

====================================================================================================================================

Pioneer Fund Shareholder Account Policies

            Signature Guarantees and Other Requirements. You are required to obtain a signature guarantee when you are:

o     Requesting certain types of exchanges or sales of Pioneer Fund shares

o     Redeeming shares for which you hold a share certificate

o     Requesting certain types of changes for your existing account

            You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

            The Pioneer Funds generally will accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The Pioneer Funds may accept other forms of guarantee from financial intermediaries in limited circumstances.

            Fiduciaries and corporations are required to submit additional documents to sell Pioneer Fund shares.

            Exchange Limitation. You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. Each fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

            The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

            Distribution Options. Each Pioneer Fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

            If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

            Directed Dividends. You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

            Excessive Trading. Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:

      o You sell shares within a short period of time after the shares were purchased;

      o You make two or more purchases and redemptions within a short period of time;

      o You enter into a series of transactions that is indicative of a timing pattern or strategy; or

      o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

            The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

            While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

            In addition to monitoring trades, the policies and procedures provide that:

      o The fund imposes limitations on the number of exchanges out of an account holding the fund's Class A, Class B, Class C or Class R shares that may occur in any calendar year.

      o Certain funds managed by Pioneer have adopted redemption fees that are incurred if you redeem shares within a short period after purchase, including exchanges. These redemption fees are described in the applicable prospectuses under "Fees and expenses."

            The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

            Minimum Account Size. Each Pioneer Fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

            Telephone and Website Access. You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

            Share Certificates. The Pioneer Funds do not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

            Other Policies. The fund and PFD reserve the right to:

      o reject any purchase or exchange order for any reason, without prior notice

      o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege

      o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the SEC

            The fund reserves the right to:

      o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the SEC determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities

      o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

            Dividends and Capital Gains. Pioneer America Income Trust generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income on the last business day of the month or shortly thereafter. Pioneer Government Income Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income on the last business day of the month or shortly thereafter. Pioneer Florida Tax Free Income Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income on the last business day of the month or shortly thereafter. Pioneer

AMT-Free Municipal Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income on the last business day of the month or shortly thereafter. Pioneer Balanced Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income quarterly during March, June, September and December. Pioneer Classic Balanced Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income quarterly during March, June, September and December. Pioneer Focused Equity Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income in December. Pioneer Research Fund generally pays any distributions of net short- and long-term capital gains in November, and generally pays dividends from any net investment income in December. Each Pioneer Fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

            Taxes. For U.S. federal income tax purposes, distributions from each fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from a fund's net short-term capital gains are taxable as ordinary income. Dividends, other than exempt-interest dividends, are taxable either as ordinary income or, if so designated by a fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Generally, none of the dividends of Pioneer America Income Trust, Pioneer Government Income Fund, Pioneer Florida Tax Free Income Fund and Pioneer AMT-Free Municipal Fund meet the requirements to be treated as qualified dividend income. Dividends, other than exempt-interest dividends, and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

            When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

            You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

            You should ask your tax adviser about any federal, state, local and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect the fund and its shareowners.

                              FINANCIAL HIGHLIGHTS

         The following tables show the financial performance of each successor Pioneer Fund for the past five fiscal years and, if applicable, for any recent semiannual period. Certain information reflects financial results for a single Pioneer Fund share. The total returns in the tables represent the rate that your investment in a Pioneer Fund would have increased or decreased during each period (assuming reinvestment of all dividends and distributions).

                         PIONEER GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

         The information below for the fiscal years ended July 31, 2001 through July 31, 2005 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request. The information for the semiannual period ended January 31, 2006 has not been audited.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  1/31/06     Year Ended
                                                                (unaudited)     7/31/05
CLASS A
Net asset value, beginning of period                             $  9.65       $  9.86
                                                                 -------       -------
Increase (decrease) from investment operations:
 Net investment income                                           $  0.17       $  0.35
 Net realized and unrealized gain (loss) on investments            (0.10)        (0.09)
                                                                 -------       -------
   Net increase from investment operations                       $  0.07       $  0.26
Distributions to shareowners:
 Net investment income                                             (0.19)        (0.45)
 Net realized gain                                                 (0.11)        (0.03)
                                                                 -------       -------
Capital Contribution                                             $     -       $  0.01
                                                                 -------       -------
Net increase (decrease) in net asset value                       $ (0.23)      $ (0.21)
                                                                 -------       -------
Net asset value, end of period                                   $  9.42       $  9.65
                                                                 =======       =======
Total return*                                                       1.36%         2.70%
Ratio of net expenses to average net assets+                        1.07%**       1.01%
Ratio of net investment income to average net assets+               3.52%**       3.60%
Portfolio turnover rate                                               77%**         79%
Net assets, end of period (in thousands)                         $15,093       $17,549
Ratios with no waiver of management fees and assumption of
 expenses by the Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                       1.07%**       1.14%
 Net investment income                                              3.52%**       3.47%
Ratios with waiver of management fees and assumption of
 expenses by Advisor and reduction for fees paid indirectly:
 Net expenses                                                       1.07%**       1.01%
 Net investment income                                              3.52%**       3.60%

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                                 7/31/04      7/31/03      7/31/02     7/31/01
CLASS A
Net asset value, beginning of period                            $ 10.05      $ 10.26      $ 10.10      $  9.60
                                                                -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.34      $  0.41      $  0.48      $  0.55
 Net realized and unrealized gain (loss) on investments           (0.11)       (0.05)        0.20         0.50
                                                                -------      -------      -------      -------
   Net increase from investment operations                      $  0.23      $  0.36      $  0.68      $  1.05
Distributions to shareowners:
 Net investment income                                            (0.41)       (0.42)       (0.52)       (0.55)
 Net realized gain                                                (0.01)       (0.15)           -            -
                                                                -------      -------      -------      -------
Capital Contribution                                            $     -      $     -      $     -      $     -
                                                                -------      -------      -------      -------
Net increase (decrease) in net asset value                      $ (0.19)     $ (0.21)     $  0.16      $  0.50
                                                                -------      -------      -------      -------
Net asset value, end of period                                  $  9.86      $ 10.05      $ 10.26      $ 10.10
                                                                =======      =======      =======      =======
Total return*                                                      2.36%        3.47%        6.96%       11.25%
Ratio of net expenses to average net assets+                       1.00%        1.01%        1.00%        0.99%
Ratio of net investment income to average net assets+              3.48%        3.84%        4.74%        5.47%
Portfolio turnover rate                                              39%          43%          18%          25%
Net assets, end of period (in thousands)                        $16,943      $20,721      $ 8,800      $ 5,672
Ratios with no waiver of management fees and assumption of
 expenses by the Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                      1.23%        1.23%        1.21%        1.20%
 Net investment income                                             3.25%        3.62%        4.53%        5.26%
Ratios with waiver of management fees and assumption of
 expenses by Advisor and reduction for fees paid indirectly:
 Net expenses                                                      1.00%        1.01%        1.00%        0.99%
 Net investment income                                             3.48%        3.84%        4.74%        5.47%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

Pioneer Government Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended
                                                                 1/31/06     Year Ended
                                                               (unaudited)     7/31/05
CLASS B
Net asset value, beginning of period                            $  9.65       $  9.85
                                                                -------       -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.13       $  0.28
 Net realized and unrealized gain (loss) on investments           (0.10)        (0.08)
                                                                -------       -------
   Net increase from investment operations                      $  0.03       $  0.20
Distributions to shareowners:
 Net investment income                                            (0.15)        (0.38)
 Net realized gain                                                (0.11)        (0.03)
                                                                -------       -------
Capital Contribution                                            $     -       $  0.01
                                                                -------       -------
Net increase (decrease) in net asset value                      $ (0.23)      $ (0.20)
                                                                -------       -------
Net asset value, end of period                                  $  9.42       $  9.65
                                                                =======       =======
Total return*                                                      0.59%         2.06%
Ratio of net expenses to average net assets+                       1.88%         1.75%
Ratio of net investment income to average net assets+              2.72%**       2.83%
Portfolio turnover rate                                              77%**         79%
Net assets, end of period (in thousands)                        $ 4,834       $     6,165
Ratio with no waiver of management fees and assumption of
 expenses by the Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                      1.89%**       1.84%
 Net investment income                                             2.71%**       2.74%
Ratios with waiver of management fees and assumption of
 expenses by Advisor and reduction for fees paid indirectly:
 Net expenses                                                      1.88%**       1.75%
 Net investment income                                             2.72%**       2.83%

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                                 7/31/04      7/31/03      7/31/02     7/31/01
CLASS B
Net asset value, beginning of period                            $ 10.04      $ 10.26      $ 10.10      $  9.61
                                                                -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.27      $  0.33      $  0.42      $  0.47
 Net realized and unrealized gain (loss) on investments           (0.11)       (0.06)        0.19         0.51
                                                                -------      -------      -------      -------
   Net increase from investment operations                      $  0.16      $  0.27      $  0.61      $  0.98
Distributions to shareowners:
 Net investment income                                            (0.34)       (0.34)       (0.45)       (0.49)
 Net realized gain                                                (0.01)       (0.15)           -            -
                                                                -------      -------      -------      -------
Capital Contribution                                            $     -      $     -      $     -      $     -
                                                                -------      -------      -------      -------
Net increase (decrease) in net asset value                      $ (0.19)     $ (0.22)     $  0.16      $  0.49
                                                                -------      -------      -------      -------
Net asset value, end of period                                  $  9.85      $ 10.04      $ 10.26      $ 10.10
                                                                =======      =======      =======      =======
Total return*                                                      1.58%        2.61%        6.18%       10.36%
Ratio of net expenses to average net assets+                       1.75%        1.76%        1.75%        1.74%
Ratio of net investment income to average net assets+              2.73%        3.08%        4.00%        4.65%
Portfolio turnover rate                                              39%          43%          18%          25%
Net assets, end of period (in thousands)                        $ 7,558      $10,228      $ 3,542      $ 1,635
Ratio with no waiver of management fees and assumption of
 expenses by the Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                      1.98%        1.98%        1.96%        1.95%
 Net investment income                                             2.50%        2.86%        3.79%        4.44%
Ratios with waiver of management fees and assumption of
 expenses by Advisor and reduction for fees paid indirectly:
 Net expenses                                                      1.75%        1.76%        1.75%        1.74%
 Net investment income                                             2.73%        3.08%        4.00%        4.65%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

Pioneer Government Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    9/26/05
                                                                       to
                                                                   1/31/06(a)
                                                                   (unaudited)
CLASS C
Net asset value, beginning of period                               $  9.65
                                                                   -------
Increase from investment operations:
  Net investment gain                                              $  0.14
  Net realized and unrealized gain on investments                    (0.14)
                                                                   -------
     Net increase from investment operations                       $     -
Distributions to shareowners:
  Net investment income                                              (0.12)
  Net realized gain                                                  (0.10)
                                                                   -------
Net increase in net asset value                                    $ (0.22)
                                                                   -------
Net asset value, end of period                                     $  9.43
                                                                   =======
Total return*                                                         0.65%
Ratio of net expenses to average net assets+                          2.16%**
Ratio of net investment gain to average net assets+                   2.56%**
Portfolio turnover rate                                                 77%
Net assets, end of period (in thousands)                           $    10
Ratio with no waiver of management fees and assumption of
  expenses by the Advisor and no reduction for fees paid
  indirectly:
  Net expenses                                                        2.16%**
  Net investment income                                               2.56%**
Ratios with waiver of management fees and assumption of
  expenses by Advisor and reduction for fees paid indirectly:
  Net expenses                                                        1.99%**
  Net investment income                                               2.73%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class C shares were first publicly offered on September 26, 2005

Pioneer Government Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended
                                                                        1/31/06     Year Ended
                                                                      (unaudited)     7/31/05
CLASS Y
Net asset value, beginning of period                                   $  9.65       $   9.86
                                                                       -------       --------
Increase (decrease) from investment operations:
 Net investment income                                                 $  0.18       $   0.35
 Net realized and unrealized gain (loss) on investments                  (0.10)         (0.07)
                                                                       -------       --------
   Net increase from investment operations                             $  0.08       $   0.28
Distributions to shareowners:
 Net investment income                                                   (0.20)         (0.46)
 Net realized gain                                                       (0.11)         (0.03)
                                                                       -------       --------
Capital Contribution                                                   $     -       $   0.01
                                                                       -------       --------
Net increase (decrease) in net asset value                             $ (0.23)      $  (0.21)
                                                                       -------       --------
Net asset value, end of period                                         $  9.42       $   9.65
                                                                       =======       ========
Total return*                                                             1.57%          2.93%
Ratio of net expenses to average net assets+                              0.78%**        0.85%
Ratio of net investment income to average net assets+                     3.83%**        3.72%
Portfolio turnover rate                                                     77%**          79%
Net assets, end of period (in thousands)                               $98,081       $135,844
 Ratios with no waiver of management and assumption of
 expense by the Advisor and no reduction for fees paid indirectly:
 Net expenses                                                             0.78%**        1.02%
 Net investment income                                                    3.83%**        3.55%
Ratios with waiver of management fees and assumption of
 expense by Advisor and reduction for fees paid indirectly:
 Net expenses                                                             0.78%**        0.85%
 Net investment income                                                    3.83%**        3.72%

                                                                     Year Ended   Year Ended   Year Ended   Year Ended
                                                                       7/31/04      7/31/03      7/31/02     7/31/01
CLASS Y
Net asset value, beginning of period                                  $  10.05     $  10.26     $  10.10    $   9.61
                                                                      --------     --------     --------    --------
Increase (decrease) from investment operations:
 Net investment income                                                $   0.36     $   0.42     $   0.49    $   0.56
 Net realized and unrealized gain (loss) on investments                  (0.11)       (0.05)        0.21        0.50
                                                                      --------     --------     --------    --------
   Net increase from investment operations                            $   0.25     $   0.37     $   0.70    $   1.06
Distributions to shareowners:
 Net investment income                                                   (0.43)       (0.43)       (0.54)      (0.57)
 Net realized gain                                                       (0.01)       (0.15)           -           -
                                                                      --------     --------     --------    --------
Capital Contribution                                                  $      -     $      -     $      -    $      -
                                                                      --------     --------     --------    --------
Net increase (decrease) in net asset value                            $  (0.19)    $  (0.21)    $   0.16    $   0.49
                                                                      --------     --------     --------    --------
Net asset value, end of period                                        $   9.86     $  10.05     $  10.26    $  10.10
                                                                      ========     ========     ========    ========
Total return*                                                             2.51%        3.62%        7.12%      11.30%
Ratio of net expenses to average net assets+                              0.85%        0.86%        0.85%       0.84%
Ratio of net investment income to average net assets+                     3.63%        4.08%        4.88%       5.62%
Portfolio turnover rate                                                     39%          43%          18%         25%
Net assets, end of period (in thousands)                              $218,772     $253,447     $263,211    $302,099
 Ratios with no waiver of management and assumption of
 expense by the Advisor and no reduction for fees paid indirectly:
 Net expenses                                                             1.13%        1.13%        1.11%       1.10%
 Net investment income                                                    3.35%        3.81%        4.62%       5.36%
Ratios with waiver of management fees and assumption of
 expense by Advisor and reduction for fees paid indirectly:
 Net expenses                                                             0.85%        0.86%        0.85%       0.84%
 Net investment income                                                    3.63%        4.08%        4.88%       5.62%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

                          PIONEER CLASSIC BALANCED FUND

                              FINANCIAL HIGHLIGHTS

         The information below for the fiscal years ended July 31, 2001 through July 31, 2005 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request. The information for the semiannual period ended January 31, 2006 has not been audited.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       Six Months Ended
                                                           1/31/06       Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                         (unaudited)     7/31/05      7/31/04     7/31/03     7/31/02     7/31/01
CLASS A
Net asset value, beginning of period                       $ 13.05       $  12.10     $ 11.37     $ 10.89     $ 12.46     $ 12.48
                                                           -------       --------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.14       $   0.22     $  0.20     $  0.22     $  0.30     $  0.36
 Net realized and unrealized gain (loss) on investments       0.35           1.01        0.75        0.66       (1.20)       1.28
                                                           -------       --------     -------     -------     -------     -------
   Net increase (decrease) from investment operations      $  0.49       $   1.23     $  0.95     $  0.88     $ (0.90)    $  1.64
Distributions to shareowners:
 Net investment income                                       (0.12)         (0.25)      (0.22)      (0.26)      (0.31)      (0.39)
 Net realized gain                                           (2.39)         (0.03)       0.00       (0.14)      (0.36)      (1.27)
                                                           -------       --------     -------     -------     -------     -------
Net increase (decrease) in net asset value                 $ (2.02)      $   0.95     $  0.73     $  0.48     $ (1.57)    $ (0.02)
                                                           -------       --------     -------     -------     -------     -------
Net asset value, end of period                             $ 11.03       $  13.05     $ 12.10     $ 11.37     $ 10.89     $ 12.46
                                                           =======       ========     =======     =======     =======     =======
Total return*                                                 4.37%**       10.33%       8.36%       8.34%      (7.55)%     13.93%
Ratio of net expenses to average net assets+                  1.26%**        1.34%       1.32%       1.34%       1.34%       1.31%
Ratio of net investment income to average net assets+         2.28%**        1.77%       1.64%       2.03%       2.57%       2.90%
Portfolio turnover rate                                        194%**          70%         19%         86%         34%         14%
Net assets, end of period (in thousands)                   $71,850       $107,147     $90,369     $78,679     $69,674     $54,978
Ratios with no waiver of management fees and assumption
 of expenses by Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                 1.27%**        1.39%       1.41%       1.42%       1.41%       1.38%
 Net investment income                                        2.27%**        1.72%       1.55%       1.95%       2.50%       2.83%
Ratios with waiver of management fees and assumption of
 expenses by Advisor and reduction for fees paid
 indirectly:
 Net expenses                                                 1.26%**        1.34%       1.32%       1.34%       1.34%       1.31%
 Net investment income                                        2.28%**        1.77%       1.64%       2.03%       2.57%       2.90%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

Pioneer Classic Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              Six Months Ended
                                                           1/31/06       Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                           (unaudited)   7/31/05      7/31/04     7/31/03     7/31/02     7/31/01
CLASS B
Net asset value, beginning of period                       $ 13.00       $ 12.07      $ 11.34     $ 10.86     $ 12.42     $ 12.45
                                                           -------       -------      -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.08       $  0.13      $  0.11     $  0.14     $  0.22     $  0.28
 Net realized and unrealized gain (loss) on investments       0.36          0.99         0.75        0.66       (1.19)       1.26
                                                           -------       -------      -------     -------     -------     -------
   Net increase (decrease) from investment operations      $  0.44       $  1.12      $  0.86     $  0.80     $ (0.97)    $  1.54
Distributions to shareowners:
 Net investment income                                       (0.08)        (0.16)       (0.13)      (0.18)      (0.23)      (0.30)
 Net realized gain                                           (2.39)        (0.03)        0.00       (0.14)      (0.36)      (1.27)
                                                           -------       -------      -------     -------     -------     -------
Net increase (decrease) in net asset value                 $ (2.03)      $  0.93      $  0.73     $  0.48     $ (1.56)    $ (0.03)
                                                           -------       -------      -------     -------     -------     -------
Net asset value, end of period                             $ 10.97       $ 13.00      $ 12.07     $ 11.34     $ 10.86     $ 12.42
                                                           =======       =======      =======     =======     =======     =======
Total return*                                                 3.90%**       9.40%        7.59%       7.55%      (8.17)%     13.03%
Ratio of net expenses to average net assets+                  2.24%**       2.09%        2.07%       2.09%       2.09%       2.06%
Ratio of net investment income to average net assets+         1.43%**       1.04%        0.89%       1.27%       1.81%       2.20%
Portfolio turnover rate                                        194%**         70%          19%         86%         34%         14%
Net assets, end of period (in thousands)                   $22,030       $25,270      $24,755     $20,004     $16,742     $ 9,004
Ratios with no waiver of management fees and assumption
 of expenses by Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                 2.25%**       2.16%        2.16%       2.17%        2.16%      2.12%
 Net investment income                                        1.42%**       0.97%        0.80%       1.19%        1.74%      2.14%
Ratios with waiver of management fees and assumption of
 expenses by Advisor and reduction for fees paid
 indirectly:
 Net expenses                                                 2.24%**       2.09%        2.07%       2.09%        2.09%      2.06%
 Net investment income                                        1.43%**       1.04%        0.89%       1.27%        1.81%      2.20%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

Pioneer Classic Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    9/24/05 (a)
                                                                        to
                                                                      1/31/06
                                                                    (unaudited)
CLASS C
Net asset value, beginning of period                                  $12.86
                                                                      ------
Increase from investment operations:
  Net investment income                                               $ 0.05
  Net realized and unrealized gain on investments                       0.58
                                                                      ------
     Net increase from investment operations                          $ 0.63
Distributions to shareowners:
  Net investment income                                                (0.05)
  Net realized gain                                                    (2.39)
                                                                      ------
Net decrease in net asset value                                       $(1.81)
                                                                      ------
Net asset value, end of period                                        $11.05
                                                                      ======
Total return*                                                           2.89%
Ratio of net expenses to average net assets+                            2.08%**
Ratio of net investment income to average net assets+                   2.61%**
Portfolio turnover rate                                                  194%
Net assets, end of period (in thousands)                              $    9
Ratios with no waiver of management fees and assumption
  of expenses by Advisor and no reduction for fees
  paid indirectly:
  Net expenses                                                          2.08%**
  Net investment income                                                 2.61%**
Ratios with waiver of management fees and assumption of
  expenses by Advisor and reduction for fees paid indirectly:
  Net expenses                                                          1.83%**
  Net investment income                                                 2.86%**

(a)  Class C shares were first publicly offered on 9/24/05.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

Pioneer Classic Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months Ended
                                                           1/31/06       Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                         (unaudited)     7/31/05      7/31/04     7/31/03     7/31/02     7/31/01
CLASS Y
Net asset value, beginning of period                       $ 13.05       $ 12.11      $ 11.38     $ 10.90     $ 12.45     $  12.47
                                                           -------       -------      -------     -------     -------     --------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.15       $  0.24      $  0.22     $  0.23     $  0.32     $   0.40
 Net realized and unrealized gain (loss) on investments       0.36          1.00         0.75        0.66       (1.18)        1.26
                                                           -------       -------      -------     -------     -------     --------
   Net increase (decrease) from investment operations      $  0.51       $  1.24      $  0.97     $  0.89     $ (0.86)    $   1.66
Distributions to shareowners:
 Net investment income                                       (0.13)        (0.27)       (0.24)      (0.27)      (0.33)       (0.41)
 Net realized gain                                           (2.39)        (0.03)        0.00       (0.14)      (0.36)       (1.27)
                                                           =======       =======      =======     =======     =======     ========
Net increase (decrease) in net asset value                 $ (2.01)      $  0.94      $  0.73     $  0.48     $ (1.55)    $  (0.02)
                                                           -------       -------      -------     -------     -------     --------
Net asset value, end of period                             $ 11.04       $ 13.05      $ 12.11     $ 11.38     $ 10.90     $  12.45
                                                           =======       =======      =======     =======     =======     ========
Total return*                                                 4.54%**      10.40%        8.52%       8.49%      (7.27)%      14.09%
Ratio of net expenses to average net assets+                  1.01%**       1.19%        1.17%       1.19%       1.19%        1.16%
Ratio of net investment income to average net assets+         2.68%**       1.95%        1.80%       2.19%       2.72%        3.16%
Portfolio turnover rate                                        194%**         70%          19%         86%         34%          14%
Net assets, end of period (in thousands)                   $36,026       $52,762      $59,080     $62,776     $68,542     $102,780
Ratios with no waiver of management fees and assumption
 of expenses by Advisor and no reduction for fees paid
 indirectly:
 Net expenses                                                 1.01%**       1.29%        1.31%       1.32%       1.31%        1.27%
 Net investment income                                        2.68%**       1.85%        1.66%       2.06%       2.60%        3.05%
Ratios with waiver of management fees and assumption
 of expenses by Advisor and reduction for fees paid
 indirectly:
 Net expenses                                                 1.01%**       1.19%        1.17%       1.19%       1.19%        1.16%
 Net investment income                                        2.68%**       1.95%        1.80%       2.19%       2.72%        3.16%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

                         PIONEER AMT-FREE MUNICIPAL FUND

                              FINANCIAL HIGHLIGHTS

         The information below for the fiscal years ended December 31, 2001 through December 31, 2005 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                                                                  12/31/05   12/31/04 (a)    12/31/03     12/31/02     12/31/01
CLASS A
Net asset value, beginning of period                              $ 14.38      $ 14.45       $ 14.46      $ 13.98      $ 13.97
                                                                  -------      -------       -------      -------      -------
Increase from investment operations:
 Net investment income                                            $  0.54      $  0.61(b)    $  0.66      $  0.66      $  0.66
 Net realized and unrealized gain on investments                     0.14         0.14          0.13         0.69         0.02
                                                                  -------      -------       -------      -------      -------
  Net increase from investment operations                         $  0.68      $  0.75       $  0.79      $  1.35      $  0.68
Distributions to shareowners:
 Net income                                                         (0.64)       (0.60)        (0.63)       (0.64)       (0.64)
 Net realized gain                                                  (0.29)       (0.22)        (0.17)       (0.23)       (0.03)
                                                                  -------      -------       -------      -------      -------
Net increase (decrease) in net asset value                        $ (0.25)     $ (0.07)      $ (0.01)     $  0.48      $  0.01
                                                                  -------      -------       -------      -------      -------
Net asset value, end of period                                    $ 14.13      $ 14.38       $ 14.45      $ 14.46      $ 13.98
                                                                  =======      =======       =======      =======      =======
Total return*                                                        4.81%        5.40%         5.66%        9.99%        4.92%
Ratio of net expenses to average net assets+                         0.87%        0.91%         0.87%        0.89%        0.98%
Ratio of net investment income to average net assets+                4.42%        4.25%         4.58%        4.74%        4.63%
Portfolio turnover rate                                                12%           7%           20%          19%           9%
Net assets, end of period (in thousands)                          $16,033      $   227       $ 6,538      $ 3,787      $ 1,273
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.16%        0.91%         0.87%        0.89%        0.98%
 Net investment income                                               4.13%        4.25%         4.58%        4.74%        4.63%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        0.87%        0.91%         0.87%        0.89%        0.98%
 Net investment income                                               4.42%        4.25%         4.58%        4.74%        4.63%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                                                                  12/31/05   12/31/04 (a)    12/31/03     12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                              $ 14.34      $ 14.42       $ 14.42      $ 13.95      $ 13.94
                                                                  -------      -------       -------      -------      -------
Increase from investment operations:
 Net investment income                                            $  0.45      $  0.49(b)    $  0.55      $  0.55      $  0.55
 Net realized and unrealized gain on investments                     0.12         0.14          0.14         0.68         0.02
                                                                  -------      -------       -------      -------      -------
  Net increase from investment operations                         $  0.57      $  0.63       $  0.69      $  1.23      $  0.57
Distributions to shareowners:
 Net income                                                         (0.55)       (0.49)        (0.52)       (0.53)       (0.53)
 Net realized gain                                                  (0.29)       (0.22)        (0.17)       (0.23)       (0.03)
                                                                  -------      -------       -------      -------      -------
Net increase (decrease) in net asset value                        $ (0.27)     $ (0.08)      $     -      $  0.47      $  0.01
                                                                  -------      -------       -------      -------      -------
Net asset value, end of period                                    $ 14.07      $ 14.34       $ 14.42      $ 14.42      $ 13.95
                                                                  =======      =======       =======      =======      =======
Total return*                                                        4.02%        4.52%         4.93%        9.07%        4.14%
Ratio of net expenses to average net assets+                         1.41%        1.70%         1.66%        1.68%        1.73%
Ratio of net investment income to average net assets+                3.90%        3.49%         3.78%        3.86%        3.87%
Portfolio turnover rate                                                12%           7%           20%          19%           9%
Net assets, end of period (in thousands)                          $ 2,369      $    10       $ 3,141      $ 2,494      $ 1,236
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.68%        1.70%         1.66%        1.68%        1.73%
 Net investment income                                               3.63%        3.49%         3.78%        3.86%        3.87%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.41%        1.70%         1.66%        1.68%        1.73%
 Net investment income                                               3.90%        3.49%         3.78%        3.86%        3.87%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            Year Ended   Year Ended      10/01/03 (b)
                                             12/31/05   12/31/04 (a)     to 12/31/03
CLASS C
Net asset value, beginning of period         $ 14.34      $ 14.42        $   14.45
                                             -------      -------        ---------
Increase from investment operations:
  Net investment income                      $  0.44      $  0.47(c)     $    0.16
  Net realized and unrealized gain on
   investments                                  0.09         0.14             0.04
                                             -------      -------        ---------
   Net increase from investment
     operations                              $  0.53      $  0.61        $    0.20
Distributions to shareowners:
  Net income                                   (0.54)       (0.47)           (0.13)
  Net realized gain                            (0.29)       (0.22)           (0.10)
                                             -------      -------        ---------
Net increase in net asset value              $ (0.30)     $ (0.08)       $   (0.03)
                                             -------      -------        ---------
Net asset value, end of period               $ 14.04      $ 14.34        $   14.42
                                             =======      =======        =========
Total return*                                   3.78%        4.38%            1.40%^
Ratio of net expenses to average
  net assets+                                   1.38%        1.84%            1.87%**
Ratio of net investment income to average
  net assets+                                   3.87%        3.35%            4.36%**
Portfolio turnover rate                           12%           7%              20%
Net assets, end of period (in thousands)     $ 1,183      $    10        $     100
Ratios assuming no waiver of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                  1.63%        1.84%           43.13%**
  Net investment income                         3.62%        3.35%          (36.90)%**
Ratios with waiver of management fees
  by PIM and reduction for fees paid
  indirectly:
  Net expenses                                  1.38%        1.84%            1.87%**
  Net investment income                         3.87%        3.35%            4.36%**

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b)  Initial issue date of Class C Shares.
(c) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
^    Not annualized.
+    Ratios assuming no reduction for fees paid indirectly.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                                  12/31/05    12/31/04(a)    12/31/03     12/31/02     12/31/01
INVESTOR CLASS
Net asset value, beginning of period                              $  14.36     $ 14.44       $  14.45     $  13.97     $  13.96
                                                                  --------     --------      --------     --------     --------
Increase from investment operations:
 Net investment income                                            $   0.79     $  0.67(b)    $   0.70     $   0.71     $   0.71
 Net realized and unrealized gain on investments                     (0.10)       0.11           0.13         0.69         0.02
                                                                  --------     --------      --------     --------     --------
  Net increase from investment operations                         $   0.69     $  0.78       $   0.83     $   1.40     $   0.73
Distributions to shareowners:
 Net income                                                          (0.69)      (0.64)         (0.67)       (0.69)       (0.69)
 Net realized gain                                                   (0.29)      (0.22)         (0.17)       (0.23)       (0.03)
                                                                  --------     --------      --------     --------     --------
Net increase (decrease) in net asset value                        $  (0.29)    $ (0.08)      $  (0.01)    $   0.48     $   0.01
                                                                  --------     --------      --------     --------     --------
Net asset value, end of period                                    $  14.07     $ 14.36       $  14.44     $  14.45     $  13.97
                                                                  ========     =======       ========     ========     ========
Total return*                                                         4.88%       5.63%          5.96%       10.33%        5.30%
Ratio of net expenses to average net assets+                          0.58%       0.63%          0.61%        0.61%        0.62%
Ratio of net investment income to average net assets+                 4.69%       4.78%          4.83%        4.91%        5.01%
Portfolio turnover rate                                                 12%          7%            20%          19%           9%
Net assets, end of period (in thousands)                          $463,333     $516,442      $563,305     $569,484     $533,803
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         0.58%       0.63%          0.61%        0.61%        0.62%
 Net investment income                                                4.69%       4.78%          4.83%        4.91%        5.01%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.58%       0.63%          0.61%        0.61%        0.62%
 Net investment income                                                4.69%       4.78%          4.83%        4.91%        5.01%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

                              PIONEER RESEARCH FUND

                              FINANCIAL HIGHLIGHTS

         The information below for the fiscal years ended December 31, 2002 through December 31, 2005 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The information below for the fiscal year ended December 31, 2001 has been audited by Arthur Andersen LLP, the fund's previous independent accountants. Arthur Andersen ceased operations in 2002. The annual report is available upon request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended    Year Ended    Year Ended   Year Ended
                                                                12/31/05    12/31/04     12/31/03(a)    12/31/02     12/31/01
CLASS A
Net asset value, beginning of period                             $  9.17     $  8.30       $  6.66      $   8.61     $   9.99
                                                                 -------     -------       -------      --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.04     $  0.07       $  0.02      $  (0.02)    $  (0.04)
 Net realized and unrealized gain (loss) on investments             0.62        0.87          1.62         (1.93)       (1.34)
                                                                 -------     -------       -------      --------     --------
  Net increase (decrease) from investment operations             $  0.66     $  0.94       $  1.64      $  (1.95)    $  (1.38)
Distributions to shareowners:
 Net investment income                                             (0.03)      (0.07)            -             -            -
                                                                 -------     -------       -------      --------     --------
Net increase (decrease) in net asset value                       $  0.63     $  0.87       $  1.64      $  (1.95)    $  (1.38)
                                                                 -------     -------       -------      --------     --------
Net asset value, end of period                                   $  9.80     $  9.17       $  8.30      $   6.66     $   8.61
                                                                 =======     =======       =======      ========     ========
Total return*                                                       7.20%      11.38%        24.62%       (22.65)%     (13.81)%
Ratio of net expenses to average net assets+                        1.25%       1.16%         1.40%         1.75%        1.75%
Ratio of net investment income (loss) to average net assets+        0.44%       0.79%         0.21%        (0.28)%      (0.43)%
Portfolio turnover rate                                               89%        106%           74%            6%          24%
Net assets, end of period (in thousands)                         $ 7,526     $ 8,096       $ 8,244      $  6,680     $  9,491
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.81%       2.20%         1.96%         2.08%        1.88%
 Net investment loss                                               (0.12)%     (0.25)%       (0.35)%       (0.61)%      (0.56)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%       1.16%         1.40%         1.75%        1.75%
 Net investment income (loss)                                       0.44%       0.79%         0.21%        (0.28)%      (0.43)%



(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             Year Ended     Year Ended      Year Ended    Year Ended   Year Ended
                                                              12/31/05       12/31/04      12/31/03 (a)    12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                           $  8.87       $   8.03         $  6.50      $    8.45    $    9.89
                                                               -------       --------         -------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.05)      $  (0.00)(b)     $ (0.04)     $   (0.07)   $   (0.10)
 Net realized and unrealized gain (loss) on investments           0.60           0.84            1.57          (1.88)       (1.34)
                                                               -------       --------         -------      ---------    ---------
  Net increase (decrease) from investment operations           $  0.55       $   0.84         $  1.53      $   (1.95)   $   (1.44)
Distributions to shareowners:
 Net investment income                                               -          (0.00)(b)           -              -            -
                                                               -------       --------         -------      ---------    ---------
Net increase (decrease) in net asset value                     $  0.55       $   0.84         $  1.53      $   (1.95)   $   (1.44)
                                                               -------       --------         -------      ---------    ---------
Net asset value, end of period                                 $  9.42       $   8.87         $  8.03      $    6.50    $    8.45
                                                               =======       ========         =======      =========    =========
Total return*                                                     6.20%         10.51%          23.54%        (23.08)%     (14.56)%
Ratio of net expenses to average net assets+                      2.15%          1.95%           2.20%          2.45%        2.53%
Ratio of net investment loss to average net assets+              (0.46)%         0.00%(b)       (0.59)%        (0.97)%      (1.21)%
Portfolio turnover rate                                             89%           106%             74%             6%          24%
Net assets, end of period (in thousands)                       $ 5,647       $  6,972         $ 7,532      $   6,613    $   9,732
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.69%          2.98%           2.76%          2.78%        2.66%
 Net investment loss                                             (1.00)%        (1.03)%         (1.15)%        (1.30)%      (1.34)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.15%          1.95%           2.20%          2.45%        2.51%
 Net investment loss                                             (0.46)%         0.00%(b)       (0.59)%        (0.97)%      (1.19)%


(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                              12/31/05       12/31/04     12/31/03 (a)    12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                           $  8.92       $   8.07        $  6.53      $    8.48    $    9.91
                                                               -------       --------        -------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.05)      $  (0.00)(b)    $ (0.04)     $   (0.07)   $   (0.11)
 Net realized and unrealized gain (loss) on investments           0.60           0.85           1.58          (1.88)       (1.32)
                                                               -------       --------        -------      ---------    ---------
  Net increase (decrease) from investment operations           $  0.55       $   0.85        $  1.54      $   (1.95)   $   (1.43)
Distributions to shareowners:
 Net investment income                                               -          (0.00)(b)          -              -            -
                                                               -------       --------        -------      ---------    ---------
Net increase (decrease) in net asset value                     $  0.55       $   0.85        $  1.54      $   (1.95)   $   (1.43)
                                                               -------       --------        -------      ---------    ---------
Net asset value, end of period                                 $  9.47       $   8.92        $  8.07      $    6.53    $    8.48
                                                               =======       ========        =======      =========    =========
Total return*                                                     6.17%         10.60%         23.58%        (23.00)%     (14.43)%
Ratio of net expenses to average net assets+                      2.15%          1.92%          2.14%          2.35%        2.45%
Ratio of net investment loss to average net assets+              (0.46)%         0.00%(b)      (0.53)%        (0.88)%      (1.12)%
Portfolio turnover rate                                             89%           106%            74%             6%          24%
Net assets, end of period (in thousands)                       $ 3,005       $  3,572        $ 3,989      $   3,768    $   5,508
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.62%          2.94%          2.70%          2.69%        2.57%
 Net investment loss                                             (0.93)%        (1.02)%        (1.09)%        (1.22)%      (1.24)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.15%          1.92%          2.14%          2.35%        2.44%
 Net investment loss                                             (0.46)%         0.00%(b)      (0.53)%        (0.88)%      (1.11)%




(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                         8/11/04 (a)
                                                        Year Ended           to
                                                         12/31/05         12/31/04
CLASS Y
Net asset value, beginning of period                     $  9.21         $   8.01
                                                         -------         --------
Increase from investment operations:
  Net investment income                                  $  0.03         $   0.03
  Net realized and unrealized gain on investments           0.65             1.21
                                                         -------         --------
   Net increase from investment operations               $  0.68         $   1.24
Distributions to shareowners:
  Net investment income                                    (0.02)           (0.04)
                                                         -------         --------
Net increase in net asset value                          $  0.66         $   1.20
                                                         -------         --------
Net asset value, end of period                           $  9.87         $   9.21
                                                         =======         ========
Total return*                                               7.35%           15.51%(b)
Ratio of net expenses to average net assets+                1.12%            1.01%**
Ratio of net investment income to average net
  assets+                                                   0.76%            2.14%**
Portfolio turnover rate                                       89%             106%
Net assets, end of period (in thousands)                 $58,070         $  2,374
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                              1.18%            2.28%**
  Net investment income                                     0.69%            0.86%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                              1.12%            1.01%**
  Net investment income                                     0.75%            2.14%**



(a)  Class Y shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

            In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees, officers and employees of your fund; by personnel of Pioneer or PIMSS, or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, have agreed to provide proxy solicitation services to your fund at a cost of approximately $267,000. Pioneer has agreed to pay 50% of the costs of preparing and printing the Proxy Statement/Prospectus and the solicitation costs incurred in connection with the Reorganizations. The Pioneer Funds will each pay an equal portion of the remaining 50% of the costs incurred in connection with the Reorganizations.

Revoking Proxies

            Each shareholder of your fund signing and returning a proxy has the power to revoke it at any time before it is exercised:

      o By filing a written notice of revocation with your fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109, or

      o By returning a duly executed proxy with a later date before the time of the meeting, or

      o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

            Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares

            Only shareholders of record on July 31, 2006 (the "record date") are entitled to notice of and to vote at the meeting. As of the record date, the following shares of each fund requesting a vote of its shareholders were outstanding:

Pioneer Fund                           Shares Outstanding (as of July 31, 2006)
------------------------------------   ----------------------------------------

Pioneer America Income Trust

            Class A                                    [      ]

            Class B                                    [      ]

            Class C                                    [      ]

            Class R                                    [      ]

            Investor Class                             [      ]

Pioneer Balanced Fund

            Class A                                    [      ]

            Class B                                    [      ]

            Class C                                    [      ]

            Investor Class                             [      ]

Pioneer Florida Tax Free Income Fund

            Class A                                    [      ]

            Class B                                    [      ]

            Class C                                    [      ]

            Class Y                                    [      ]

Pioneer Focused Equity Fund

            Class A                                    [      ]

            Class B                                    [      ]

            Class C                                    [      ]

            Class Y                                    [      ]

Other Business

            Your fund's Board of Trustees knows of no business to be presented for consideration at the meeting other than Proposals 1(a) - 1(d). If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

            If, by the time scheduled for the meeting, a quorum of shareholders of fund is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose an adjournment of the meeting to another date and time, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original meeting (in which case the Board of Trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone and Internet Voting

            In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone, the Internet or other electronic means. The voting procedures used in connection with such voting methods are designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If these procedures were subject to a successful legal challenge, such votes would not be counted at the shareholder meeting. The funds are unaware of any such challenge at this time. In the case of telephone voting, shareholders would be called at the phone number PIMSS has in its records for their accounts and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. In the case of automated telephone and Internet voting, shareholders would be required to provide their identifying information and will receive a confirmation of their instructions.

Shareholders' Proposals

            Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by your fund at 60 State Street, Boston, Massachusetts 02109 within a reasonable time before the meeting.

                        OWNERSHIP OF SHARES OF THE FUNDS

            As of May 31, 2006, the Trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

            To the knowledge of each fund, as of May 31, 2006, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively.

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer Government Income Fund

BISYS Retirement Services                        Class A        106,819.454           7.98%
FBO Aeropres Corporation Retirement
700 17th Street, Suite 300
Denver, Co 80202-3531

Pershing LLC                                                    107,296.831           8.02%
P.O. Box 2052
Jersey City, NJ 07303-2052

BISYS Retirement Services                                       100,167.101           7.48%
FBO Ledwell Son Enterprises 401K Plan
700 17th Street, Suite 300
Denver, Co 80202-3531

BISYS Retirement Services                                        89,253.183           6.67%
FBO John J. Guth Associates Inc.
700 17th Street, Suite 300
Denver, Co 80202-3531

BISYS Retirement Services                                       148,360.179          11.08%
FBO Builders Supply Company Inc.
700 17th Street, Suite 300
Denver, Co 80202-3531

MLPF&S for the Sole Benefit of its Customers     Class B         30,612.295           6.28%
Mutual Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
PIM Rollover IRA For                             Class C         15,283.843          63.24%
Its Customer
60 State Street
Boston, MA 02109-1800

MLPF&S for the Sole Benefit of its Customers                      6,636.854          27.46%
Mutual Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

Brown Brothers Harriman & Co.                    Class Y      1,012,328.705          11.11%
As Custodian
Attn: Investment Funds Global
Distribution Center
525 Washington Blvd.
Jersey City, NJ 07310-1692

Kenneburt & Company                                           5,188,470.464          56.95%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Kenneburt & Company                                             566,635.724           6.21%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Kenneburt & Company                                           1,543,406.781          16.94%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer America Income Trust

MLPF&S for the Sole Benefit of its Customers     Class B        304,410.437          10.80%
Mutual Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

MLPF&S for the Sole Benefit of its Customers     Class C        884,774.393          39.12%
Mutual Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

MLPF&S for the Sole Benefit of its Customers     Class R         19,901.321          23.43%
Mutual Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

MCB Trust Services Cust FBO                                       6,388.965           7.52%
Skyland Automotive Inc Employ
700 17th St Ste 300
Denver, CO 80202-3531

MCB Trust Services Cust FBO                                      27,148.422          31.97%
Big Boy 401(K) Plan & Trust
700 17th ST Ste 300
Denver, CO 80202-3531

MCB Trust Services Cust FBO                                       5,088.416           5.99%
Gerken Retirement Savings Plan
700 17th ST Ste 300
Denver, CO 80202-3531

MCB Trust Services Cust FBO                                       8,482.325           9.99%
United Construction Trades &
Industrial Emp Int'l Union 401(K)
700 17th ST Ste 300
Denver, CO 80202-3531

MCB Trust Services Cust. F/B/O                                    7,247.345           8.53%
Citizens Bank of Hartsville
Retirement Savings Plan
700 17th ST Ste 300
Denver, CO 80202-3531

Charles Schwab & Co Inc                         Investor        193,429.075           5.36%
Exclusive Benefit of its Cust                    Class
Attn: Mutual Fund Dept
101 Montgomery St
San Francisco, CA 94104-4151

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer Classic Balanced Fund

Amvescap National Trust Company                  Class A      2,018,694.215          33.90%
As Agent For AmSouth Bank
FBO AmSouth Thrift Plan
P.O. Box 105779
Atlanta, GA 30348-5779

Pioneer Funds Distributor Inc.                   Class C            777.605           9.25%
60 State Street
Boston, MA 02109-1800

Pershing LLC                                                      4,610.527          54.89%
P.O. Box 2052
Jersey City, NJ 07303-2052

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pershing LLC                                                      1,409.692          16.78%
P.O. Box 2052
Jersey City, NJ 07303-2052

Richard I. Johnson &                                                783.543           9.32%
Cynthia L. Johnson
11973 170th Street
Milaca, MN 56353-3302

MLPF&S for the Sole Benefit of its Customers                        794.732           9.46%
Mutual Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484

Kenneburt & Company                              Class Y        280,277.356           8.74%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Kenneburt & Company                                             944,328.013          29.46%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Amvescap National Trust Company                                 540,665.226          16.86%
As Agent For AmSouth Bank
FBO Cas Inc. 401K Plan
P.O. Box 105779
Atlanta, GA 30348-5779

BISYS Retirement Services                                       491,743.380          15.34%
FBO Warrior Tractor Equipment 401K Plan
700 17th Street, Suite 300
Denver, Co 80202-3531

Amvescap National Trust Company                                 335,798.362          10.47%
As Agent For AmSouth Bank
FBO Tractor Equipment Company
401K PS Retirement Plan
P.O. Box 105779
Atlanta, GA 30348-5779

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer Balanced Fund

Merrill Lynch, Pierce, Fenner                    Class B         93,096.744           6.61%
& Smith Incorporated for the Sole Benefit
of its Customers

Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets Inc.                    Class C        321,594.316          29.83%
Attn: Peter Booth
333 West 34th St 7th Fl
New York NY 10001-2402

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer AMT-Free Municipal Fund

UBS Financial Services Inc.                      Class A        178,420.402           9.77%
FBO Richard C. Gibson
PO Box 3817
Midland, TX 79702-3817

Pershing LLC                                                    144,366.678           7.90%
PO Box 2052
Jersey City, NJ 07303-2052

Janney Montgomery Scott LLC                      Class B         20,415.387           7.83%
Delores E. Haufler
1801 Market St.
Philadelphia, PA 19103-1628

Janney Montgomery Scott LLC                                      19,698.946           7.55%
George J. Haufler TR
1801 Market St.
Philadelphia, PA 19103-1628

MLPF&S for the Sole Benefit of                                   72,702.471          27.90%
Its Customers
Mutual Fund Administration
4800 Deer Lake Dr. E FL 2
Jacksonville FL 32246-6484

G John Runia                                     Class C         28,720.063          15.57%
Estate of George W. Bernall
111 E. Broadway, Ste 250
Salt Lake City, UT 84111-5241

MLPF&S for the Sole Benefit of                                   68,923.710          37.37%
Its Customers
Mutual Fund Administration
4800 Deer Lake Dr. E FL 2
Jacksonville FL 32246-6484

Charles Schwab & Co Inc                         Investor      2,135,106.510           6.67%
Exclusive Benefit of Its Cust                    Class
Attn: Mutual Fund Dept
101 Montgomery St
San Francisco CA 94104-4122

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer Florida Tax Free Income Fund

Kenneburt & Company                              Class B         23,882.318          13.62%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Pershing LLC                                                     11,606.314           6.62%
P.O. Box 2052
Jersey City, NJ 07303-2052

Pershing LLC                                                     11,509.286           6.56%
P.O. Box 2052
Jersey City, NJ 07303-2052

Pershing LLC                                                     23,200.900          13.23%
P.O. Box 2052
Jersey City, NJ 07303-2052

Pershing LLC                                                     10,226.892           5.83%
P.O. Box 2052
Jersey City, NJ 07303-2052

NFS LLC FEBO                                                     23,607.177          13.47%
Panagiotis Fotiadis
218 Windward Island
Clearwater, FL 33767-2325

Pioneer Funds Distributor Inc.                   Class C            954.198          99.99%
60 State Street
Boston, MA 02109-1800

Kenneburt & Company                              Class Y      3,336,214.114          94.10%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Kenneburt & Company                                             200,405.833           5.65%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer Research Fund

Merrill Lynch, Pierce, Fenner & Smith            Class A         65,105.099           8.78%
Incorporated for the Sole Benefit of
its Customers 4800 Deer Lake Drive East,
2nd Floor Jacksonville, FL 32246-6484

Merrill Lynch, Pierce, Fenner & Smith            Class B        196,811.954          33.48%
Incorporated for the Sole Benefit of
its Customers 4800 Deer Lake Drive East,
2nd Floor Jacksonville, FL 32246-6484

Merrill Lynch, Pierce, Fenner & Smith            Class C         65,184.440          23.50%
Incorporated for the Sole Benefit of
its Customers 4800 Deer Lake Drive East,
2nd Floor Jacksonville, FL 32246-6484

MCB Trust Services FBO                                           32,779.100          11.81%
James R. Thompson Inc. 401(K) Plan
700 17th ST Ste 300
Denver CO 80202-3531

Brown Brothers Harriman & Co                     Class Y      2,552,356.934          35.28%
As Custodian for its customer
Attn: Investment Funds Global
Distribution Center
525 Washington Blvd.
Jersey City, NJ 07310-1692

Brown Brothers Harriman & Co                                    446,800.557           6.17%
As Custodian for its customer
Attn: Investment Funds Global
Distribution Center
525 Washington Blvd.
Jersey City, NJ 07310-1692

Brown Brothers Harriman & Co                                  2,172,988.149          30.03%
As Custodian for its customer
Attn: Investment Funds Global
Distribution Center
525 Washington Blvd.
Jersey City, NJ 07310-1692

Brown Brothers Harriman & Co                                  1,517,698.568          20.97%
As Custodian for its customer
Attn: Investment Funds Global
Distribution Center
525 Washington Blvd.
Jersey City, NJ 07310-1692

Record Holder                                  Share Class   Number of Shares   Percent of Class
--------------------------------------------   -----------   ----------------   ----------------
Pioneer Focused Equity Fund

Kenneburt & Company                              Class A        151,195.145          14.39%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Pioneer Funds Distributor Inc.                   Class C            765.697          27.65%
60 State Street
Boston, MA 02109-1800

PIM IRA Cust for                                                  1,960.227          70.80%
Kathleen D. White
2041 N. Kensington St.
Arlington, VA 22205-3209

Kenneburt & Company                              Class Y      2,000,440.917          50.94%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Kenneburt & Company                                             948,769.651          24.16%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

Kenneburt & Company                                             943,733.262          24.03%
FBO ASO Trust
Attn: Mutual Fund Operations
P.O. Box 12365
Birmingham, AL 35202-2365

                                     EXPERTS

            The financial highlights and financial statements of each Pioneer Fund for its most recent fiscal year end are incorporated by reference into this Proxy Statement/Prospectus. The financial highlights and financial statements of each Pioneer Fund for its most recent fiscal year end have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                              AVAILABLE INFORMATION

            You can obtain more free information about the funds from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

            Each fund's statement of additional information and shareholder reports are available free of charge on the funds' website at www.pioneerinvestments.com

            Shareholder reports. Annual and semiannual reports to shareholders, and quarterly reports filed with the SEC, provide information about each fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

            Visit our website www.pioneerinvestments.com

            Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                       EXHIBIT A

                   FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the ___th day of __________, 2006, by and between Pioneer ___________ Trust, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series, Pioneer ___________ Fund (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer __________ Trust, a [Delaware statutory] [Massachusetts business] trust (the "Acquired Trust"), on behalf of its series, Pioneer ________ Fund (the "Acquired Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

      This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)([C/D]) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of Class A, Class B, Class C, [Class R] [Class Y] [Investor Class] shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the "Closing Date") (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquiring Trust and the Acquired Trust are each registered investment companies classified as management companies of the open-end type.

      WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

      WHEREAS, the Board of Trustees of the Acquiring Trust and the Acquired Trust have determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

      NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value ("NAV") equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

      1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

            (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

      1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

      1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the "Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Acquired Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Acquired Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

      1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 Any reporting responsibility of the Acquired Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

      2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") shall compute the NAV per Acquiring Fund Share in the manner set forth in the Acquiring Trust's Agreement and Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information. The Acquiring Fund Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Acquired Trust's Agreement and Declaration of Trust, or By-laws, and the Acquired Fund's then-current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

      2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

      2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Acquiring Fund Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

3. CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be ___________, 2006, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

      3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the "Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

      3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

      3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Trust's records by such officers or one of the Acquired Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

      4.1 Except as set forth on a disclosure schedule previously provided by the Acquired Fund to the Acquiring Fund, the Acquired Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

            (a) The Acquired Fund is a series of the Acquired Trust. The Acquired Trust is a [statutory] [business] trust validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts] and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquired Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

            (b) The Acquired Trust a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

            (c) The Acquired Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Trust to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

            (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. Neither the Acquired Trust nor the Acquired Fund knows of no facts that might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

            (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

            (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended [December 31, 2005] [July 31, 2005], have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

            (g) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, [or its semi-annual report for the six-month period ended January 31, 2006,] there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

            (h) (A) For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of
Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

                  (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

                  (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

                  (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

                  (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

                  (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

                  (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

                  (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in paragraph 5.7, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

                  (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

                  (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

                  (K) The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund Representation Certificate to be delivered pursuant to paragraph 7.4;

                  (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

                  (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records; and


                  (N) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

            (i) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

            (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

            (k) The Acquired Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

            (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

            (o) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

            (p) The prospectus and statement of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

            (q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

            (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

            (s) The tax representation certificate to be delivered by Acquired Trust, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

      4.2 Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

            (a) The Acquiring Fund is a series of the Acquiring Trust. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

            (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

            (c) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (d) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

            (e) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            (f) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

            (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

            (h) The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended [December 31, 2005] [July 31, 2005] have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

            (i) Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, [or its semi-annual report for the period ended January 31, 2006], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund's portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

            (j) (A) For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

                  (B) Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

                  (C) The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

                  (D) All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

                  (E) The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

                  (F) The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

                  (G) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

                  (H) The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in paragraph 4.2(h). All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

                  (I) The Acquiring Fund has delivered to Acquired Fund or made available to Acquired Fund complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

                  (J) The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

                  (K) The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund Tax Representation Certificate to be delivered pursuant to paragraph 6.3;

                  (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

                  (M) The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund's Tax books and records;

            (k) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

            (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

            (m) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The information to be furnished in writing by the Acquiring Trust, on behalf of the Acquiring Fund, or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

            (o) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

            (p) The Acquiring Trust currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Trust currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquiring Trust complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Trust have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act

(i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

            (q) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

            (r) The tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE FUNDS

      5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

      5.2 The Acquired Trust will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

      5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

      5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

      5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

      5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund ("Statement of Assets and Liabilities") as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

      5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

      5.9 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)([C/D]) of the Code and shall not take any position inconsistent with such treatment.

      5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

      5.11 Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

      6.1 All representations and warranties by the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2 The Acquiring Trust shall have delivered to the Acquired Trust on the Closing Date a certificate of the Acquiring Trust, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Acquired Trust shall reasonably request;

      6.3 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquired Fund;

      6.4 The Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

      6.5 The Acquired Trust, on behalf of the Acquired Fund, shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, and related matters of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

      7.1 All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 The Acquired Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Trust's Treasurer or Assistant Treasurer;

      7.3 The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Acquired Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

      7.4 The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquired Fund; and

      7.5 The Board of Trustees of the Acquired Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8. FURTHER CONDITIONS PRECEDENT

      If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the Acquired Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

      8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

      8.4 The Acquiring Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

      8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Acquired Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code.

      8.6 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9. BROKERAGE FEES AND EXPENSES

      9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The parties have been informed by Pioneer Investment Management, Inc. that it will pay 50% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses). Each of the Acquired Fund and the Acquiring Fund agrees to pay 25% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses).

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Trust and the Acquired Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

            (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

            (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

            (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

            (d) by resolution of the Acquired Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

            (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to ___________, 2006 or such other date as the parties may mutually agree upon in writing.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund, or the trustees or officers of the Acquired Trust or the Acquiring Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

      Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 60 State Street, Boston, Massachusetts 02109.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 Section 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Acquiring Trust's Declaration and the Acquired Fund's Declaration of Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the Acquired Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Acquired Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Acquiring Trust's Declaration and the Acquired Trust's Declaration of Trust, respectively.

                                    * * * * *

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                  PIONEER ___________ TRUST,
                                         on behalf of its series,
                                         PIONEER __________ FUND

By: ________________________________     By: ___________________________________
Name: Christopher J. Kelley              Name: Osbert M. Hood
Title: Assistant Secretary               Title: Executive Vice President

Attest:                                  PIONEER ___________ TRUST,
                                         on behalf of its series,
                                         PIONEER __________ FUND

By: ________________________________     By: ___________________________________
Name: Christopher J. Kelley              Name: Osbert M. Hood
Title: Assistant Secretary               Title: Executive Vice President

                                                                       EXHIBIT B

               PORTFOLIO MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Portfolio Management Discussion
Pioneer Government Income Fund 1/31/06

Continued economic growth and rising short-term interest rates during the last six months created the backdrop for the positive return earned by shareholders in Pioneer Government Income Fund. In the following interview, Richard Schlanger, the Fund's Portfolio Manager and a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and the Fund over the past half year.

Q: How did the Fund perform during the period?

A: For the six-month period ended January 31, 2006, Class A shares of Pioneer Government Income Fund produced a total return of 0.67% at net asset value. The Fund underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 0.77% for the same period. It also fell short of the 1.28% return of the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index and the average 0.86% return generated by the funds in the U.S. Mortgage Funds Category of Lipper, an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 3.58%. The Fund held 106 issues with an average quality of AAA.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the period?

A: In an environment of relatively strong economic growth, the Federal Reserve raised the federal funds rate five times from 3.25% to 4.50% during the period. The Fed's actions resulted in a flattening of the yield curve, with short-term yields and longer-term yields at approximately the same level. For a short period, the yield curve inverted slightly, with longer-term yields falling below short-term yields.

While long-term yields on U.S. Treasury bonds were relatively low, they were among the highest among the developed countries, making them attractive to overseas investors. As a result, U.S. Government bonds benefited from an influx of money from foreign, as well as domestic, investors. The performance of government bonds was also enhanced by investors seeking quality. At a time when long-term yields declined and the bonds of corporate issuers, like General Motors and Ford, were downgraded by credit rating agencies, domestic investors saw little advantage to take on greater risk. As a result, they moved to purchasing government securities with relative safety.

Q: What strategies did you use in managing the Fund?

A: We continued to seek a high level of income without unduly risking capital. In making our investment decisions, we considered a variety of factors that influence economic activity and interest rates. These included the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar against world currencies. To take advantage of the flattening yield curve, we extended the portfolio's duration.

At the beginning of the period, the portfolio had a relatively small Treasury bond position and a large allocation to mortgage-backed securities. Among mortgages, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) accounted for a far greater percentage of assets than those issued by the Government National Mortgage Association (Ginnie Mae). Because we believed mortgages had become too high priced and subject to prepayment, we lowered the Fund's mortgage holdings, while increasing the percentage of Treasury bonds. We established a position in Treasury Inflation Protected Securities (TIPS) on the belief that inflation might pick up. TIPS are securities whose principal is tied to the consumer price index, which is a monthly indicator that measures the price inflation of a representative basket of goods and services. When inflation accelerates, the principal on TIPS increases in value. The interest-rate payment on TIPS is calculated on the inflated principal.

Q: What contributed to performance?

A: The TIPS in the portfolio were the biggest contributor to performance. The portfolio's longer duration also contributed to results. Conventional mortgages issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) underperformed those issued by the Government National Mortgage Association (Ginnie Mae). Both Fannie Mae and Freddie Mac are well represented in the top 25 holdings that constitute over 60% of the portfolio; Fannie Mae with 33.5% of that total and Freddie Mac with 26.7%. They also have been in the headlines for more than a year because of accounting irregularities and concerns that these agencies were undercapitalized. Both agencies sold portions of their mortgage investment portfolios in order to raise funds to meet the higher capitalization levels required by the Office of Federal Housing Enterprise Oversight (OFHEO). The OFHEO has stated that both agencies are now adequately capitalized.

Q: What is your financial outlook?

A: We are generally positive in our outlook. We think the yield curve will temporarily invert, with short-term yields rising above long-term yields. However, we believe that the Fed may be near the end of its rate-raising cycle. We expect to see some heightened market volatility in the short term, as investors become familiar with the policies and philosophy of Benjamin Bernanke, the new Federal Reserve chairman. With the re-issuance of the 30-year Treasury bond, there is likely to be a greater supply of Treasury bonds in the next several months; however, this increase in supply is unlikely to affect bond prices significantly, as foreign and domestic demand for U.S. Treasury bonds continues to be strong. As in the past, we will carefully monitor the factors that influence the economy, inflation and monetary policy, and make adjustments to the portfolio that we believe have potential to increase income and preserve principal.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed income securities. Mortgage-Backed securities are also subject to pre-payments.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Government Income Fund

PERFORMANCE UPDATE 1/31/06                           CLASS A SHARES
--------------------------------------------------------
Investment Returns
--------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund at public offering price, compared to that of the Lehman Brothers Government Bond Index and the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Lehman       Lehman Brothers
        Pioneer       Brothers     Fixed Rate
        Government    Government   Mortgage-Backed
        Income Fund   Bond Index   Securities Index

01/96   9550          10000        10000
        9923          10326        10535
01/98   10924         11434        11562
        11651         12357        12334
01/00   11627         12129        12365
        13043         13805        14082
01/02   13873         14849        15145
        14978         16254        16357
01/04   15287         17043        16923
        15608         17751        17702
01/06   15821         18070        18127

        Average Annual Total Returns
         (As of January 31, 2006)

                         Public
           Net Asset     Offering
Period     Value (NAV)   Price (POP)

10 Years   5.17%          4.69%
5 Years    3.94           2.99
1 Year     1.36          (3.17)

----------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The performance of the Class A shares of the fund includes the performance of AmSouth Government Income Fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund
------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                         CLASS B SHARES
------------------------------------------------------
Investment Returns
------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Lehman Brothers Government Bond Index and the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
Begin here

                      Lehman       Lehman Brothers
        Pioneer       Brothers     Fixed Rate
        Government    Government   Mortgage-Backed
        Income Fund   Bond Index   Securities Index

03/00   10000         10000        10000
        10884         11100        11136
01/02   11496         11940        11976
        12322         13070        12936
01/04   12482         13704        13384
        12650         14273        14000
01/06   12725         14529        14336

          Average Annual Total Returns
            (As of January 31, 2006)

                      If       If
Period                Held     Redeemed

Life-of-Class
(3/13/00)             4.38%     4.38%
5 Years               3.17      3.17
1 Year                0.59     (3.25)

----------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

The performance of Class B shares of the fund includes the performance of AmSouth Government Income Fund's Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund
-------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                          CLASS C SHARES
-------------------------------------------------------

Investment Returns
-------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Lehman Brothers Government Bond Index and the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Lehman       Lehman Brothers
        Pioneer       Brothers     Fixed Rate
        Government    Government   Mortgage-Backed
        Income Fund   Bond Index   Securities Index

03/00   10000         10000        10000
        10884         11100        11136
01/02   11496         11940        11976
        12322         13070        12936
01/04   12482         13704        13384
        12650         14273        14000
01/06   12733         14529        14336

          Average Annual Total Returns
            (As of January 31, 2006)

                      If      If
Period                Held    Redeemed

Life-of-Class
(3/13/00)             4.39%   4.39%
5 Years               3.19    3.19
1 Year                0.65    0.65

----------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The performance of the Class C shares is based upon the performance of the fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Government Income Fund
--------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                            CLASS Y SHARES
--------------------------------------------------------
Investment Returns
--------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Lehman Brothers Government Bond Index and the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Lehman       Lehman Brothers
        Pioneer       Brothers     Fixed Rate
        Government    Government   Mortgage-Backed
        Income Fund   Bond Index   Securities Index

01/96   10000         10000        10000
        10388         10326        10535
01/98   11441         11434        11562
        12203         12357        12334
01/00   12202         12129        12365
        13709         13805        14082
01/02   14603         14849        15145
        15790         16254        16357
01/04   16139         17043        16923
        16503         17751        17702
01/06   16762         18070        18127

          Average Annual Total Returns
            (As of January 31, 2006)

                    If     If
Period              Held   Redeemed

10 Years            5.30%     5.30%
5 Years             4.10      4.10
1 Year              1.57      1.57

----------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of the Class Y shares of the fund includes the performance of AmSouth Government Income Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Government Income Fund was created through the reorganization of AmSouth Government Income Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Portfolio Management Discussion
Pioneer America Income Trust 12/31/05

In a year marked by hurricanes, high energy prices, concerns about accelerating inflation and rising short-term interest rates, shareholders in Pioneer America Income Trust earned a positive return on their investment. In the interview below, Richard Schlanger, the Trust's day-to-day Portfolio Manager, discusses the factors that affected the fixed income market and the Trust over the past 12 months.

Q: How did the Trust perform during the period?

A: For the 12-month period ended December 31, 2005, Class A shares of Pioneer America Income Trust produced a total return of 1.84% at net asset value. The Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.65% for the same period. It also underperformed the average 2.05% return generated by the General U.S. Government Funds Category of Lipper, Inc., an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 3.17%. The Trust had 260 issues and the average quality of the portfolio was AAA.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, maybe worth more or less than their original cost.

Q: What was the investment environment like during the period?

A: Economic growth was relatively strong, and productivity remained high. In this environment, the Federal Reserve continued to reverse its accommodative monetary policy and raised interest rates eight times during the year, each time by a quarter point. At the end of 2005, the federal funds target rate was 4.25%, up from 2.25% in January 2005. (The federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Fed has hiked interest rates 13 times, taking the federal funds rate from a 40-year low of 1% to the current 4.25%.) The net effect of the Fed's actions was a flattening of the yield curve, where short-term yields and longer-term yields were approximately the same. On December 30, 2005, the yield curve inverted slightly, with longer-term yields falling below short-term yields. (The yield curve shows the relationship between bond yields and maturity lengths.)

During the year, government bonds benefited from an influx of money from both foreign and domestic investors. While long-term yields on U.S. Treasuries were relatively low, they were among the highest of the developed countries and attractive to overseas investors. The performance of government bonds was also enhanced by a flight to quality. At a time when long-term yields declined and the debt of General Motors and Ford was downgraded by credit rating agencies, domestic investors saw little advantage to taking on risk. As a result, they moved into the relative safety of government securities.

Q: What strategies did you use in managing the Trust?

A: As interest rates rose, we extended duration, or sensitivity to interest-rate changes, by reducing exposure to mortgage securities and adding to positions in Treasury issues and Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index, a monthly indicator that measures the price inflation of a representative basket of goods and services. When inflation accelerates, the principal on TIPS increases in value. The interest-rate payment on TIPS is calculated on the inflated principal. While inflation was not a problem in 2005, we are concerned about the potential for it to pick up. Oil prices are over $60 a barrel, the price of gold is at a 25-year high and the unemployment rate fell below 5%. These factors and others could lead to an upturn in inflation. At the end of the period, 59% of the portfolio was in mortgage pass-through securities issued by the Government National Mortgage Association, 40% was in Treasury issues and TIPS, and 1% was in cash.

Q: What detracted from performance?

A: Our positioning on the yield curve held back return. Throughout the 12 months, we maintained a bulleted strategy, which means we invested in bonds across the maturity spectrum, with the biggest concentration in the intermediate-term range of two-years to ten-years. While our short-term and long-term bonds did well, intermediate-term bonds detracted from performance. In hindsight, it would have been more advantageous to have had a barbelled configuration, overweighting the short and long ends of the yield curve and holding relatively few intermediate-term bonds.

Q: What contributed to performance?

A: During the second half of 2005, yields on 10-year Treasuries traded in a relatively narrow range of roughly 3.90% to a high of roughly 4.68%. As 10-year Treasuries declined in price and rose in yield, we extended duration. This aided results because 10-year Treasuries closed the year at 4.40%, down from their highs. A longer duration usually benefits a portfolio when yields decline. The performance of TIPS also helped boost the Trust's return.

Q: What is your outlook?

A: In general we are positive when looking ahead. While we believe the inverted yield curve may be indicating some moderating in economic growth, we do not think it is signaling recession. When the Fed began raising interest rates, the federal funds rate was extremely low at 1%. We think that the current 4.25% level is not restrictive, especially with an inflation rate of roughly 2.0% to 2.5%. While we think the consumer may cut back on spending, it is likely that business will pick up the slack. An increase in capital spending on the part of corporations may be enough to keep the economy growing at a respectable rate. The Fed may be in the late stages of its rate-raising cycle. Should the Fed ease rates somewhat, we believe intermediate-term securities will outperform longer-term securities. We are well-positioned should this occur. As we move into 2006, we believe the Trust should continue to provide income diversification for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust

----------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                             CLASS A SHARES
----------------------------------------------------------
Investment Returns
----------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                      Net Asset    Public
                      Value        Offering
Period                (NAV)        Price (POP)

10 Years               4.86%        4.38%
5 Years                4.31         3.36
1 Year                 1.84        (2.73)
-----------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                        Lehman Brothers
        Pioneer       Lehman Brothers   Fixed-Rate
        America       Government        Mortgage-Backed
        Income        Bond              Securities
        Trust         Index             Index

12/95   9,550         10,000            10,000
12/97   10,601        11,263            11,535
12/99   11,137        12,096            12,567
12/01   13,162        14,688            15,118
12/03   14,661        16,762            16,944
12/05   15,346        17,805            18,205

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                               CLASS B SHARES
------------------------------------------------------------

Investment Returns
------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                      If         If
Period                Held       Redeemed

10 Years              4.04%       4.04%
5 Years               3.46        3.46
1 Year                0.99       (2.90)
------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                    Lehman Brothers
        Pioneer   Lehman Brothers   Fixed-Rate
        America   Government        Mortgage-Backed
        Income    Bond              Securities
        Trust     Index             Index

12/95   10,000    10,000            10,000
12/97   10,932    11,263            11,535
12/99   11,326    12,096            12,567
12/01   13,161    14,688            15,118
12/03   14,421    16,762            16,944
12/05   14,858    17,805            18,205

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

-----------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                              CLASS C SHARES
-----------------------------------------------------------

Investment Returns
-----------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                  If        If
Period            Held      Redeemed

Life-of-Class
(1/31/96)         4.06%     4.06%
5 Years           3.52      3.52
1 Year            1.02      1.02
-----------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                    Lehman Brothers
        Pioneer   Lehman Brothers   Fixed-Rate
        America   Government        Mortgage-Backed
        Income    Bond              Securities
        Trust     Index             Index

1/96    10,000    10,000            10,000
12/97   10,892    11,194            11,449
12/99   11,293    12,022            12,473
12/01   13,111    14,599            15,005
12/03   14,389    16,660            16,818
12/05   14,840    17,697            18,069

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

-----------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
-----------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------

-----------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                             If         If
Period                       Held       Redeemed

Life-of-Class
(12/10/04)                   2.11%      2.11%
1 Year                       2.27       2.27
-----------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                               Lehman Brothers
                 Pioneer    Lehman Brothers    Fixed-Rate
                 America    Government         Mortgage-Backed
                 Income     Bond               Securities
                 Trust      Index              Index

12/04             10,000         10,000             10,000
12/05             10,223         10,265             10,261

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All [Investor Class] shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust

-----------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                    CLASS R SHARES
-----------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

-----------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                            If         If
Period                      Held       Redeemed

10 Years                    4.49%      4.49%
5 Years                     4.11       4.11
1 Year                      1.53       1.53
-----------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

                                                 Lehman Brothers
                 Pioneer     Lehman Brothers     Fixed-Rate
                 America     Government          Mortgage-Backed
                 Income      Bond                Securities
                 Trust       Index               Index

12/95             10,000          10,000              10,000
12/97             10,974          11,263              11,535
12/99             11,418          12,096              12,567
12/01             13,367          14,688              15,118
12/03             14,894          16,762              16,944
12/05             15,510          17,805              18,205

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Portfolio Management Discussion
Pioneer Classic Balanced Fund 1/31/06

With a sustained economic recovery and steady corporate profit growth as a backdrop, domestic equities performed relatively well during the six months ended January 31, 2006. However, returns generally were more modest in the fixed-income markets as the Federal Reserve Board continued to raise short-term rates and the yield differences between long- and short-term securities narrowed. The yield advantages of corporate bonds over government securities also grew tighter, making investments in corporate bonds less attractive to investors. In the following interview, Walter Hunnewell, Jr., who is one of Pioneer Classic Balanced Fund's co-managers, and Richard Schlanger, who is a member of Pioneer's Fixed Income team, discuss the markets and the factors that affected performance during the six months.

Q: How did the Fund perform during the six months ended January 31, 2006?

A: Pioneer Classic Balanced Fund (Class A shares) returned 4.37% during the six-month period, at net asset value. During the same period, the average return of the 698 funds in Lipper's balanced Fund category was 4.47%. In comparison, the Standard and Poor's 500 Index and the Lehman Brothers Government/Credit Bond Index returned 4.67% and 0.58%, respectively, over the same period.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What strategies do you use in managing the Fund?

A: Almost two months into the period, on September 23, 2005, the former AmSouth Balanced Fund was reorganized as the Pioneer Classic Balanced Fund, and Pioneer Investment Management assumed portfolio management responsibilities. Since then, the Fund has been managed in accord with our equity and fixed-income disciplines, emphasizing fundamental research and drawing on the global resources of the Pioneer organization.

As a balanced fund, the Fund is managed with the goal of seeking both capital growth and current income through a diversified portfolio of both equity and fixed-income securities. The Fund has a normal allocation of 60% equities and 40% fixed income, but the allocation can vary depending upon Pioneer's assessment of relative opportunities in the markets. Since Pioneer assumed management responsibilities, the equity portfolio has increased from about 60% of Fund assets to about 65% of assets. That was the result of both a deliberate policy to increase the Fund's emphasis on stocks and the appreciation of the value of equity assets in the portfolio.

Q: What were the principal factors that affected the performance of the Fund's bond portfolio for the period?

A: We believed that corporate bonds were becoming less attractive relative to mortgages and governments as their yield advantages narrowed. As a consequence, we reduced our corporate positions. We also de-emphasized bonds in the finance sector, whose earnings we believed were vulnerable as the Federal Reserve continued to raise short-term interest rates. We sold, for example, bonds issued by Prudential Funding and by Devon Financing. In addition, we sold DaimlerChrysler holdings because of our concerns surrounding the auto sector. At the same time, we added to our mortgage holdings and invested in long-term Treasuries because of the attractive income that they offered relative to other types of fixed-income securities. While we maintained a high quality portfolio, we looked for selective opportunities in corporate bonds where we had confidence in the underlying credit fundamentals of the companies behind them.

The average credit quality of the portfolio's holdings was AA on January 31, 2006. About one-third of the portfolio's assets was invested in Treasuries and another one-third was invested in mortgages. Government agencies accounted for about 10% of fixed income assets, while corporate industrial bonds accounted for 21%. Bank and finance bonds were reduced to about 12% of fixed income assets. We kept average maturity and duration - both of which measure sensitivity to changes in interest rates - consistent with that of the benchmark Lehman Brothers Government/Credit Bond Index.

The increasing emphasis on mortgage-backed securities helped performance, as did the lack of exposure to some of the more notable poor-performing corporate bonds, including securities issued by General Motors and Ford, the credit ratings of which have fallen from investment-grade to below investment-grade.

Q: What were the principal factors that affected the performance of the Fund's equity portfolio during the six months?

A: We shifted the portfolio's focus from a growth-oriented style to more of a value-oriented style, with an emphasis on reasonably priced large- and mid-cap stocks. We also looked to increase the dividend income from our stock holdings. Reflecting this shift, by January 31, 2006, the average price - as reflected by price/earnings ratios - of our holdings was lower than that of the benchmark Standard & Poor's 500 Index, but the average dividend yield was higher than the S&P 500's.

In repositioning the equity portfolio, we sold our positions in many higher-priced growth stocks, including those of technology companies Cisco Systems and Qualcomm, biotechnology leader Amgen, and eBay, the Internet auctioneer. We established large positions in less expensively priced, higher-yielding companies, including Bristol-Myers and Merck, two pharmaceutical companies that our research indicated offered potential interesting opportunities after being out of favor in the market. Another new holding was Washington Mutual, which was trading at a low price and offered a relatively high yield. In addition, we invested in some companies, such as Federated Department Stores, not because we were attracted by their dividend yield, but because we believed they offered superior capital appreciation potential as the result of their unrecognized earnings power. We also established a relatively small position in several real estate investment trusts (REITs), which had been absent from the portfolio. However, we limited the Fund's exposure because of our concern about the vulnerability of REITs to increases in interest rates. One of our larger REIT positions was Brandywine Realty.

Q: What were some of the individual equity investments that particularly influenced results?

A: We overweighted the energy sector, which helped performance substantially as energy stocks rallied and the prices of commodities increased. Among the better performers were oil services companies such as Global Santa Fe and Schlumberger, as well as Marathon Oil, an integrated oil company. Deere, the farm equipment company, was our largest individual holding by the end of the six months and made a substantial contribution to performance. We increased our weighting in Deere because it was selling at what we thought was a very low price. In our opinion the dividend yield was not high, but we believed it offered superior price appreciation potential because we think the overall stock market is underestimating how long demand for farm equipment will be sustained. Merck, which we added to the portfolio, also performed well as its stock value recovered from a depressed level. One of the disappointing performers was Dow Chemical, whose stock price fell because investors had questions about pricing for ethylene products, a significant part of Dow's business. However, we believed that ethylene inventories are generally low and Dow should have an opportunity to sustain good pricing for its products. As a result, we continue to favor the company.

Q: What is your investment outlook?

A: We think that the economy will continue to expand and corporate profits should continue to improve, but the rates of economic growth and corporate earnings growth may begin to slow during the current year. As we enter 2006, we believe the stock market is reasonably valued. We also think the emphasis on higher dividend-paying stocks gives the Fund the potential to do well in the current environment. We have found interesting opportunities among higher-dividend pharmaceutical companies and telecommunication services companies and in companies that have demonstrated abilities to produce cash flow to support and increase their dividend payouts to shareholders.

We believe the Federal Reserve is likely to continue to raise short-term interest rates, at least in the near term. In managing the fixed-income portfolio, we will look for signals about any shifts in policy emphasis under new Federal Reserve Chairman Ben Bernanke, although we think the Fed will remain determined to keep inflationary pressures under control. If longer-term interest rates were to increase significantly, bonds could provide an interesting opportunity for investment. Overall, we believe demand for U.S. securities by foreign investors should help provide continued support for bond prices in the United States.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory development or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Classic Balanced Fund
-----------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                     CLASS A SHARES
-----------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Credit Bond Index.

Average Annual Total Returns
(As of January 31, 2006)

                  Net Asset        Public Offering
Period            Value (NAV)      Price (POP)

10 Years          7.87%            7.37%
5 Years           5.14             4.18
1 Year            8.38             3.48

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Lehman Brothers
                Government/Credit      Pioneer Classic      Standard & Poor's
                Bond Index             Balanced Fund        500 Index

1/96                  10000                 9550                  10000
                      10239                 10467                 12633
1/98                  11383                 12508                 16031
                      12375                 14013                 21243
1/00                  12021                 13812                 23439
                      13675                 15845                 23228
1/02                  14700                 16321                 19480
                      16202                 14972                 14999
1/04                  17113                 17962                 20180
                      17793                 18786                 21436
1/06                  18056                 20361                 23660

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.50% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund includes the performance of AmSouth Balanced Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Classic Balanced Fund
-----------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                     CLASS B SHARES
-----------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Credit Bond Index.

Average Annual Total Returns
(As of January 31, 2006)

                      If             If
Period                Held           Redeemed

Life-of-Class
(9/3/97)              5.74%          5.74%
5 Years               4.33           4.33
1 Year                7.51           4.03

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Lehman Brothers
                Government/Credit      Pioneer Classic      Standard & Poor's
                Bond Index             Balanced Fund        500 Index

9/97                 $10,000               $10,000               $10,000
1/98                 $10,467               $10,200               $10,401
                     $11,379               $11,345               $13,782
1/00                 $11,053               $11,095               $15,208
                     $12,574               $12,645               $15,070
1/02                 $13,516               $12,931               $12,639
                     $14,896               $11,772               $ 9,731
1/04                 $15,735               $14,016               $13,093
                     $16,361               $14,543               $13,907
1/06                 $16,602               $15,634               $15,350

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund includes the performance of AmSouth Balanced Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Classic Balanced Fund
-----------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                     CLASS C SHARES
-----------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Credit Bond Index.

Average Annual Total Returns
(As of January 31, 2006)

                      If             If
Period                Held           Redeemed

Life-of-Class
(9/3/97)              5.81%          5.81%
5 Years               4.45           4.45
1 Year                8.10           8.10

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Lehman Brothers
                Government/Credit      Pioneer Classic      Standard & Poor's
                Bond Index             Balanced Fund        500 Index

9/97                  10000                 10000                 10000
1/98                  10200                 10467                 10401
                      11345                 11379                 13782
1/00                  11095                 11053                 15208
                      12645                 12574                 15070
1/02                  12931                 13516                 12639
                      11772                 14896                  9731
1/04                  14016                 15735                 13093
                      14543                 16361                 13907
1/06                  15721                 16602                 15350

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class C shares is based upon the performance of the Fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Classic Balanced Fund
-----------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                     CLASS Y SHARES
-----------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Credit Bond Index.

Average Annual Total Returns
(As of January 31, 2006)

                      If             If
Period                Held           Redeemed

 10 Years             8.04%          8.04%
 5 Years              5.33           5.33
 1 Year               8.64           8.64

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Lehman Brothers
                Government/Credit      Pioneer Classic      Standard & Poor's
                Bond Index             Balanced Fund        500 Index

1/96                  10000                 10000                 10000
                      10239                 10964                 12633
1/98                  11383                 13107                 16031
                      12375                 14732                 21243
1/00                  12021                 14546                 23439
                      13675                 16716                 23228
1/02                  14700                 17255                 19480
                      16202                 15868                 14999
1/04                  17113                 19046                 20180
                      17793                 19948                 21436
1/06                  18056                 21671                 23660

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of the Class Y shares of the Fund includes the performance of AmSouth Balanced Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Classic Balanced Fund was created through the reorganization of AmSouth Balanced Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Portfolio Management Discussion
Pioneer Balanced Fund 12/31/05

The nation's economy grew persistently throughout 2005, producing strong earnings growth and healthier corporate balance sheets. The economy proved resilient to the effects of a variety of challenges, from hurricane damage in the Gulf Coast to sharply rising energy and commodity prices. To head off the possibility that inflationary pressures would build up as the economy grew, the U.S. Federal Reserve continued to tighten monetary policy. The Fed raised the Fed Funds rate eight different times during the calendar year. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced Fund, and Richard Schlanger, who is responsible for the Fund's fixed-income portfolio, discuss the markets and the factors that affected performance.

Q: How did the Fund perform?

A: Class A shares of Pioneer Balanced Fund returned 3.25% at net asset value during the 12 months ended December 31, 2005. In comparison, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned 4.91% and 2.43%, respectively, over the same period. Additionally, the average return of the 650 funds in Lipper's Balanced Fund category was 4.69%.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected Fund performance?

A: Throughout the 12 months, we overweighted equities, with a target allocation of about 64% of Fund assets versus a 60% normal allocation. We invested the remaining 36% of assets in fixed income securities. We placed this emphasis on stocks because of the favorable earnings environment and our view that stocks were likely to produce positive returns during the year. At the same time, we were not sure how far the Federal Reserve Board intended to push short-term interest rates, and we believed bonds, in general, were fully valued in the market.

The equity market had a positive year, buoyed by positive earnings - profits of S&P 500 companies grew approximately 13%. Despite rising short-term interest rates and higher commodity prices, long-term interest rates were essentially unchanged over the 12 months. Other factors giving support to stock valuations included many stock buyback programs, initiated by corporations with more cash on their balance sheets, and increasing merger and acquisition activity. Despite all these positive factors, stock performance was held back by a number of concerns, including fears that higher short-term interest rates and high energy costs might undermine future corporate profitability.

The major development in the fixed-income market was the dramatic flattening of the yield curve - which reflects the difference in yields between short-term and long-term securities. Normally, the yield curve steepens - yield differences become greater - the greater the difference in maturity between short- and long-term securities. However, the yield curve became so flat that it actually partially inverted by the end of the year, a highly unusual phenomenon in which 10-year yields actually became slightly lower than two-year yields. Despite the efforts of the Federal Reserve to raise short-term rates, long-term rates tended to fall or remain stable because of strong demand for U.S. Treasuries by international bond investors.

Q: What areas in the equity and fixed income market performed better than others?

A: In the equity market, mid-cap stocks did better than either small or large-cap stocks, continuing a multi-year run for medium-sized companies. The value style of investing slightly outperformed the growth style, but the growth style performed somewhat better in the final two months of the year. We manage the Fund in a large cap growth style.

Driven by the dramatic increases in oil and natural gas prices, energy stocks were by far the performance leaders in the equity market. On average, energy stocks rose by 30%. Utilities also performed relatively well, while consumer discretionary stocks - especially in the automotive and media industries - lagged.

In the fixed-income market, long-term investments outperformed short- and intermediate-term investments. With a backdrop of rising profits, investment grade and high-yield corporate bonds tended to do well. The notable exception was among a few fallen angels whose financial problems led to credit rating downgrades. Two highly visible examples were General Motors and Ford, both of which were downgraded from investment grade to high yield. Among governments, Treasuries outperformed mortgages, with long-term Treasuries performing especially well.

Q: What equity investments had the greatest influence on performance?

A: Our overweight position in energy stocks for most of the year and our stock selection within the energy sector helped boost performance. Two standout selections were National Oilwell Varco, a leading provider of oil field equipment, and ENSCO International, a prominent offshore contract driller. National Oilwell Varco's stock price rose substantially, driven by robust earnings, favorable pricing and a growing backlog of orders. We trimmed the position and took profits during the year. ENSCO's stock price appreciated by about 40% as the day rates for its oil rigs surged against a backdrop of growing demand and a tight supply of the drilling platforms. By the end of the year, we had taken some profits, but still held ENSCO, and moved to a slight underweight position in energy.

Our investments in health care also did well. Shares of generic pharmaceutical manufacturer IVAX doubled. The company was helped by both an impressive pipeline of new drugs approaching market and an acquisition offer from a competitor. Amgen, a major biotechnology firm, benefited from strong revenue gains across all its product lines and its own promising pipeline of new products under development, including prospective drugs for treatment of cancer and arthritis. Among the more disappointing positions was our investment in Symantec, a leading software security firm. Its stock price declined in the second half of the year after the company announced earnings that failed to meet expectations. Investors also became concerned about price competition in the software security industry and the possibility of new competition from Microsoft. The U.K.- based telecommunications services giant Vodafone also declined as its profit margins came under pressure because of difficulties in operations in Japan and in Europe. Also detracting from results was our investment in Family Dollar, a low-price retailer. Lower income consumers, who make up a substantial part of Family Dollar's customer base, were particularly hard hit by rising energy prices. We eliminated our positions in Symantec and in Family Dollar.

Q: What fixed-income investments had the greatest influence on performance?

A: Our positioning on the yield curve did not help. In a period in which short-term interest rates were rising and longer-term rates were relatively stable, the best positioning would have been a bar-belled approach. That would place greater emphasis both on short-term securities - to take advantage of rising yields - and on long-term securities to take advantage of their high yields and price stability.

However, we pursued a bulleted-approach with investments throughout the yield curve - including intermediate-term securities, which tended to under perform other parts of the market. Also holding back results was our investment in bonds of auto parts manufacturer Delphi, which filed for bankruptcy protection during the year. We had liquidated our position in Delphi prior to the bankruptcy filing. During the year, as yields in many part of the market rose, we extended duration - a measure of sensitivity to interest rate changes. Duration on December 31, 2005, was 4.55 years, compared to 3.98 years six months earlier. Average credit quality remained at AA-, although we did reduce our exposure to high yield securities. We also cut our mortgage position, while raising our allocation to Treasuries and agencies. Mortgages, however, still represented the largest sector weighting, at 44.7% of fixed income assets at year's end. Treasuries and agencies represented 24% of assets, and industrials and utilities were 20%.

Q: What is your investment outlook?

A: We expect positive performance in the equity market if an environment of rising profits and strengthening balance sheets continues. We believe two key factors should influence the equity markets in 2006: the continued revival of corporate capital spending, which already grew by 20% during 2005 and the emergence of a performance edge by growth stocks, which have underperformed value stocks for several years. As we enter a new year, value stocks have reached price levels on a par with growth stocks, and we believe growth stocks should begin to outperform because of their greater earnings growth potential.

Given this view, we have added to our positions in companies that can benefit from increasing capital spending, with investments in industrials, telecommunications equipment and information technology companies. We have also reduced our exposure to consumer discretionary stocks, although we continue to emphasize consumer staples with their more consistent earnings.

For the fixed-income market, we anticipate that the Federal Reserve will move cautiously because of concerns about high debt levels of consumers. We believe the Fed may raise short-term rates two or three times more. We think the Fed Funds rate may level off in the range of 4.75% to 5.00%. Historically, the Fed has begun lowering rates four to six months after the end of its rate-hike cycles, and we believe this may occur again late in 2006. If that occurs, we expect the short-end and the intermediate parts of the yield curve to outperform the long-end, and we would position the portfolio accordingly. Because of the tightening labor supply and high energy costs, we are carefully watching inflation trends and are prepared to become more defensive. We already have established a position in Treasury Inflation Protective Securities (TIPS) to guard against the impact of higher inflation.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced Fund
-----------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                    CLASS A SHARES
-----------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                      Net Asset       Public Offering
Period                Value (NAV)     Price (POP)

10 Years              4.03%            3.55%
5 Years               1.52             0.59
1 Year                3.25            (1.42)
--------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                   Value of $10,000 Investment

                Pioneer Balanced      Lehman Brothers          Standard & Poor's
                Fund                  Aggregate Bond Index     500 Index
                ----------------      --------------------     -----------------

12/95                  9550                   10000                  10000
                      10490                   10363                  12295
12/97                 11951                   11364                  16395
                      12087                   12351                  21084
12/99                 12467                   12249                  25518
                      13138                   13673                  23196
12/01                 12760                   14828                  20441
                      11331                   16348                  15925
12/03                 13143                   17019                  20490
                      13726                   17758                  22718
12/05                 14171                   18189                  23833

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                    If         If
Period              Held       Redeemed

10 Years            3.10%       3.10%
5 Years             0.59        0.59
1 Year              2.29       (1.71)
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                   Value of $10,000 Investment

                Pioneer Balanced      Lehman Brothers          Standard & Poor's
                Fund                  Aggregate Bond Index     500 Index
                ----------------      --------------------     -----------------

12/95                  9550                   10000                  10000
                      10902                   10363                  12295
12/97                 12317                   11364                  16395
                      12341                   12351                  21084
12/99                 12617                   12249                  25518
                      13171                   13673                  23196
12/01                 12680                   14828                  20441
                      11172                   16348                  15925
12/03                 12815                   17019                  20490
                      13260                   17758                  22718
12/05                 13564                   18189                  23833

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS C SHARES
--------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                           If         If
Period                     Held       Redeemed

Life-of-Class
(1/31/96)                  2.99%        2.99%
5 Years                    0.54         0.54
1 Year                     2.51         2.51
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                              Value of $10,000 Investment

                Pioneer Balanced      Lehman Brothers          Standard & Poor's
                Fund                  Aggregate Bond Index     500 Index
                ----------------      --------------------     -----------------

1/96                  10000                   10000                  10000
                      10812                   10294                  11890
12/97                 12269                   11289                  15856
                      12302                   12269                  20390
12/99                 12550                   12168                  24679
                      13045                   13583                  22433
12/01                 12508                   14730                  19769
                      11004                   16241                  15401
12/03                 12635                   16907                  19817
                      13067                   17641                  21971
12/05                 13394                   18069                  23049

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
---------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
---------------------------------------------------------------
Investment Returns
---------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
--------------------------------------------------------------------
                           If         If
Period                     Held       Redeemed

Life-of-Class
(12/10/04)                 4.03%        4.03%
1 Year                     3.62         3.62
--------------------------------------------------------------------

                              Value of $10,000 Investment

                Pioneer Balanced      Lehman Brothers          Standard & Poor's
                Fund                  Aggregate Bond Index     500 Index
                ----------------      --------------------     -----------------

12/04                 10000                   10000                  10000
12/05                 10362                   10243                  10491

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Portfolio Management Discussion
Pioneer AMT-Free Municipal Fund 12/31/05

In the following interview, Portfolio Manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's most recent fiscal year, Fund performance, his investment philosophy and strategy, and his outlook.

Q: How did the Fund perform during its most recent fiscal year?

A: For the 12-month period ended December 31, 2005, Pioneer Municipal Bond Fund's Class A shares produced a 4.81% return; Class B shares returned 4.02%; and Class C shares 3.78%, each at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.51% and the average return of the Lipper General Municipal Debt Funds category was 3.00%. Lipper is an independent monitor of mutual fund performance.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Will you describe the investing environment for tax-exempt bonds during the time period?

A: For the second year in a row, the environment for long-term municipals was remarkably stable. The U.S. economy maintained steady Gross Domestic Product growth throughout the year, energy prices soared, but inflation was muted. Yields of long-term municipals and Treasury securities continue to be low, close to their all-time low in June 2003. (The Bond Buyer 40 Municipal Index, an industry standard for measuring long-term municipal bond interest rates, closed the period at 4.77%.) The trading range for long-term municipals was extremely narrow for the period. This was mildly surprising given that the Federal Reserve continued to raise short term interest rates aggressively throughout 2005, and that most economists had once again predicted that long-term rates would increase. Intermediate-term rates rose, but long-term rates, where this portfolio is concentrated, were slightly lower during the past 12 months. This meant that long-term municipal investors generally earned their coupon interest rate, plus some price appreciation (as bond yields decline, bond prices rise, and vice versa).

Q: How would you characterize supply and demand for municipal bonds?

A: The year 2005 set a record for total volume of new municipal issues during the year, over $400 billion. The volume was much higher than anticipated and largely related to tax-free bond refundings, where issuers take advantage of declining interest rates and refinance higher yielding bonds at lower rates.

Though demand from individual investors remained flat during the period, tremendous demand for municipal bonds came from property and casualty insurance companies. These firms have actually experienced strong profit growth during a terrible year for natural disasters in 2005, as they have been able to raise their rates and benefit from increased demand from businesses and consumers for property and casualty insurance.

Q: Will you restate your philosophy in managing the Fund?

A: My investment philosophy is to stay fully invested in long-term bonds. Pioneer Municipal Bond Fund is a long-term fund, and I feel responsible to maintain it as such, and not to try to predict the direction or magnitude of interest rate changes and make maturity or other investment decisions on that basis. At the close of the period, the Fund's average maturity was approximately 21 years.

In addition, I believe that being invested in long-term municipal bonds is a sound strategy for two reasons: First, long-term municipal bonds consistently yield and more than shorter-term bonds. There have been no inverse yield curves in the municipal bond market (i.e., where long-term rates are lower than short-term rates). Of course, the reason that longer-term municipal bonds yield more is that they are more volatile than bonds of shorter maturity. Greater interest rate risk is the trade-off for more total return through the accumulation of higher yield over the long term.

The second reason is that I take a very long-term view of the bond market. I rarely make any transactions that I think will pay off only over the short term. As I see it, many of the best investment decisions take years to bear fruit. This long-term view means that the Fund will generally have a very low turnover ratio and reasonably low transaction costs.

Q: Will you discuss your portfolio strategy during the 12-month period?

A: I pursued two main strategies over the period. First, I sold a number of municipal bonds with short call dates. These bonds were purchased inexpensively several years ago and had performed well for the Fund. But with their call protection running out (at the call date, the issuer can refund the proceeds of the bond for cash at "par," the original offering price), the price appreciation potential for the bonds was limited. In their place, the Fund purchased municipal bonds with more attractive call features. This call protection strategy is meant to optimize the Fund's performance characteristics and has worked well over the long term.

Second, during the 12-month period I purchased several par bonds for the Fund. Typically these bonds have limited appeal because - in terms of their price performance - they may have marginal upside and higher than normal downside should interest rates rise. However, the par bonds purchased during the period carried high yields and were very attractively priced. Several years ago, when California was in the midst of a fiscal crisis and issuing billions in debt in order to maintain services, I purchased a number of California bonds for the Fund because they were so inexpensive. Now that California's economy is performing much better, the state is beginning to make progress in dealing with its budget deficit. In light of this, two major ratings agencies upgraded California's debt in July 2005 and its bonds have been trading extremely strongly. Because the yields on the state's bonds have declined in the face of this progress, the Fund took profits on a number of California issues during the period.

Q: How is the Fund positioned in terms of credit quality and diversification?

A: Approximately 44% of the Fund's portfolio is rated AAA or the equivalent (the highest rating). In addition, the Fund is broadly diversified among 24 states and Puerto Rico. For the period, the Fund generally avoided purchasing any bonds with ratings lower than AAA. Purchasing lower quality bonds has been a popular strategy in the municipal marketplace in recent years, and "spreads" - or differences in yield between higher and lower quality municipal bonds - have narrowed considerably. At present, I do not believe investors are being adequately compensated in additional yield for the risk of buying lower quality bonds.

Q: What is your outlook going forward?

A: Every year brings unexpected events that move the market, but at present, long-term municipal bonds look very stable. Inflation figures seem modest, and it is hard to find economic factors or other trends that might change that. With an inverted yield curve in the Treasury market in December 2005 (where short-term rates were modestly higher than long-term rates), some have predicted an economic slowdown in 2006. If this occurs, it would be good news for long-term municipal bonds, because such slowdowns tend to reduce inflationary pressures. We will be monitoring the progress of the economy and markets over the course of the coming year, as well as the actions of the incoming Fed chairman Bernanke.

We believe that Pioneer Municipal Bond Fund continues to be a suitable vehicle for long-term investors seeking high income free from federal taxes.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Municipal Bond Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                           Net Asset     Public
                           Value         Offering
Period                     (NAV)         Price (POP)

Life-of-Class
(9/30/96)                  5.98%           5.34%
5 Years                    6.14            5.17
1 Year                     4.81            0.07
--------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of a $10,000 Investment

                   Pioneer           Lehman Brothers
                   Municipal         Municipal
                   Bond              Bond
                   Fund              Index

9/96                 10,000               9,550
12/97                11,197              10,677
12/99                11,678              10,559
12/01                13,711              12,600
12/03                15,826              14,641
12/05                17,116              16,181

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund includes the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. Pioneer Municipal Bond Fund was created through the reorganization of predecessor Safeco Funds on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Municipal Bond Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                           If            If
Period                     Held          Redeemed

Life-of-Class
(9/30/96)                  5.21%           5.21%
5 Years                    5.33            5.33
1 Year                     4.02            0.09
--------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of a $10,000 Investment

                   Pioneer           Lehman Brothers
                   Municipal         Municipal
                   Bond              Bond
                   Fund              Index

9/96               10,000            10,000
12/97              11,197            11,189
12/99              11,678            10,931
12/01              13,711            12,847
12/03              15,826            14,703
12/05              17,116            15,993

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund includes the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. Pioneer Municipal Bond Fund was created through the reorganization of predecessor Safeco funds on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES
--------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Municipal Bond Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                           If            If
Period                     Held          Redeemed

Life-of-Class
(10/1/03)                  4.32%           4.32%
1 Year                     3.78            3.77
--------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of a $10,000 Investment

                   Pioneer           Lehman Brothers
                   Municipal         Municipal
                   Bond              Bond
                   Fund              Index

10/03              10,000            10,000
12/03              10,188            10,210
12/04              10,644            10,664
12/05              11,018            11,066

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund includes the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. Pioneer Municipal Bond Fund was created through the reorganization of predecessor Safeco funds on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Municipal Bond Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

                           If            If
Period                     Held          Redeemed

10 Years                   5.90%         5.90%
5 Years                    6.40          6.40
1 Year                     4.88          4.88
--------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of a $10,000 Investment

                   Pioneer           Lehman Brothers
                   Municipal         Municipal
                   Bond              Bond
                   Fund              Index

12/95              10,000            10,000
12/97              11,403            11,420
12/99              11,892            11,393
12/01              13,962            13,695
12/03              16,116            16,007
12/05              17,430            17,734

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund includes the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. Pioneer Municipal Bond Fund was created through the reorganization of predecessor Safeco funds on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Portfolio Management Discussion
Pioneer Florida Tax Free Income Fund 1/31/06

Despite rising short-term interest rates during the last six months, shareholders in Pioneer Florida Tax Free Income Fund earned a positive return. In the following interview, David Eurkus, a Portfolio Manager and member of the Pioneer fixed-income team, discusses some of the factors that had an impact on the Fund's performance over the past six months.

Q: How did the Fund perform during the six-month period ended January 31, 2006?

A: During the six months, Class A shares of Pioneer Florida Tax Free Income Fund produced a total return of 0.85% at net asset value. The Fund underperformed its benchmark, the Merrill Lynch 1-12 Year Municipal Bond Index, which returned 1.16% for the same period. It also fell short of the average 0.90% return generated by the funds in the Florida Intermediate Municipal Debt Funds Category of Lipper, Inc., an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 3.02% or a 4.65% taxable equivalent yield based on the maximum 35% federal tax bracket. The Fund had 42 issues with an average quality of AAA.

Call 1-800-225-6292 or visit for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the period?

A: In an environment of relatively strong economic growth, the Federal Reserve continued to tighten monetary policy, boosting interest rates five times from 3.25% to 4.50% during the period. The net effect of the Fed's actions was a flattening of the yield curve, with short-term yields moving higher and longer-term yields remaining stable or declining slightly. In Florida, the rate of economic growth was greater than the national average, as solid gains in housing, personal income, tourism and international trade resulted in relatively low unemployment and added to the stability and strength of the Florida economy.

Q: In this environment, what strategies did you use in managing the Fund?

A: The Fund sought to balance the preservation of capital, while increasing current income that is exempt from federal income tax and Florida's intangible state personal property tax.

Early in the period, most of the Fund's assets were invested in the short and intermediate part of the yield curve. Because we wanted to create a more diversified portfolio that would provide more income, we sold some short-maturity bonds, then selectively added longer-maturity bonds to the Fund. That had the effect of modestly extending the Fund's duration, or price sensitivity to interest-rate changes. It also boosted the Fund's income stream. When adding investments to the portfolio, we favored high-quality municipal securities in sectors that are essential to the growth of the Florida economy. These included health care and hospitals, public power, energy, transportation and education. We based our investment decisions on the fundamental attributes of each security, focusing on each bond's yield, liquidity, credit rating, call protection, issuer diversification and relative value.

Q: What effect did the portfolio changes have on performance?

A: To build upon my previous answer, Pioneer took over the assets from the AmSouth Florida Tax-Exempt Fund in late September 2005 when we sought a more flexible portfolio that could boost income by choosing longer-term bonds. That move enhanced performance. However, the Fund's relatively short duration at the beginning of the period resulted in a modest amount of underperformance.

Q: What is your outlook for the next six months?

A: The expansion in the national economy appears solid. Core inflation is relatively low, and longer-term inflation expectations appear to be contained. The Fed has indicated that it may be near the end of its rate-raising cycle, and so we may see fewer interest-rate hikes in the next several months. While we expect the overall business expansion in Florida to continue, it is likely that some sectors, such as housing, will slow down. The damage caused by the recent rash of hurricanes has presented the state and counties with big challenges. However, reconstruction of the damaged areas should continue to help solidify economic growth. In managing the Fund, we plan to remain fully invested and to maintain our diversification strategy among the broad range of Florida's municipal bond issuers.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Investing primarily in the securities issued by Florida and its municipalities makes the Fund more vulnerable to unfavorable developments in Florida than are funds that invest in municipal securities of many states. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Florida Tax Free Income Fund

--------------------------------------------------------------------
 PERFORMANCE UPDATE 1/31/06                                       CLASS A SHARES
--------------------------------------------------------------------
 Investment Returns
--------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Florida Tax Free Income Fund at public offering price, compared to that of the Merrill Lynch 1-12 Year Municipal Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

                 Pioneer Florida Tax Free      Merrill Lynch 1-12 Year Municipal
                 Income Fund                   Bond Index

Jan-96           9550                          10000
                 9820                          10371
Jan-98           10519                         11226
                 11149                         11995
Jan-00           10805                         11789
                 11892                         13164
Jan-02           12461                         13887
                 13293                         14955
Jan-04           13756                         15855
                 13982                         16378
Jan-06           14076                         16680

Average Annual Total Returns
(As of January 31, 2006)

                           Net Asset       Public Offering
Period                     Value (NAV)     Price (POP)

10 Years                   3.96%            3.48%
5 Years                    3.43             2.49
1 Year                     0.67            (3.84)

----------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance of the Class A and Class B shares of the fund includes the performance of AmSouth Florida Tax-Exempt Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Florida Tax Free Income Fund was created through the reorganization of AmSouth Florida Tax-Exempt Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, The Merrill Lynch 1-12 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

 The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Florida Tax Free Income Fund

----------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                              CLASS B SHARES
----------------------------------------------------------
Investment Returns
----------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Florida Tax Free Income Fund, compared to that of the Merrill Lynch 1-12 Year Municipal Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                     Value of $10,000 Investment

         Pioneer Florida Tax Free   Merrill Lynch 1-12 Year Municipal
         Income Fund                Bond Index

Mar-99   10000                      10000
Jan-00   9710                       9895
         10607                      11049
Jan-02   11019                      11657
         11682                      12553
Jan-04   12000                      13309
         12096                      13747
Jan-06   12071                      14000

Average Annual Total Returns
(As of January 31, 2006)

                 If      If
Period           Held    Redeemed

Life-of-Class
(3/16/99)         2.76%   2.76%
5 Years           2.62    2.62
1 Year           (0.20)  (4.06)

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance of the Class A and Class B shares of the fund includes the performance of AmSouth Florida Tax-Exempt Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Florida Tax Free Income Fund was created through the reorganization of AmSouth Florida Tax-Exempt Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, The Merrill Lynch 1-12 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Florida Tax Free Income Fund

----------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                              CLASS C SHARES
----------------------------------------------------------
Investment Returns
----------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Florida Tax Free Income Fund, compared to that of the Merrill Lynch 1-12 Year Municipal Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

         Pioneer Florida Tax Free   Merrill Lynch 1-12 Year Municipal
         Income Fund                Bond Index

Mar-99   10000                      10000
Jan-00   9710                       9895
         10607                      11049
Jan-02   11019                      11657
         11682                      12553
Jan-04   12000                      13309
         12096                      13747
Jan-06   12091                      14000

Average Annual Total Returns
(As of January 31, 2006)

                If          If
Period          Held        Redeemed

Life-of-Class
(3/16/99)        2.78%       2.78%
5 Year           2.65        2.65
1 Year          (0.04)      (0.04)

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance of the Class C shares is based upon the performance of the fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). Pioneer Florida Tax Free Income Fund was created through the reorganization of AmSouth Florida Tax-Exempt Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses,

The Merrill Lynch 1-12 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Florida Tax Free Income Fund

-----------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                               CLASS Y SHARES
-----------------------------------------------------------
Investment Returns
-----------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Florida Tax Free Income Fund compared to that of the Merrill Lynch 1-12 Year Municipal Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                     Value of $10,000 Investment

         Pioneer Florida Tax Free   Merrill Lynch 1-12 Year Municipal
         Income Fund                Bond Index

Jan-96   10000                      10000
         10287                      10371
Jan-98   11025                      11226
         11696                      11995
Jan-00   11357                      11789
         12518                      13164
Jan-02   13124                      13887
         14033                      14955
Jan-04   14543                      15855
         14790                      16378
Jan-06   14911                      16680

Average Annual Total Returns
(As of January 31, 2006)

                 If         If
Period           Held       Redeemed

10 Years         4.08%      4.08%
5 Years          3.56       3.56
1 Year           0.82       0.82

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance of the Class Y shares of the fund includes the performance of AmSouth Florida Tax-Exempt Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Florida Tax Free Income Fund was created through the reorganization of AmSouth Florida Tax-Exempt Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be lower.

The Merrill Lynch 1-12 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Portfolio Management Discussion
Pioneer Research Fund 12/31/05

In the following interview, John Peckham, U.S. Equity Research Coordinator and member of the Pioneer Research Fund team, discusses the factors that influenced performance for the twelve months ended December 31, 2005.

Q: How did the US stock market perform in 2005?

A: In a year that was notable for the variety of potential obstacles to market performance - including rising interest rates, a spike in energy prices, and September's Gulf Coast hurricanes - the U.S. market nonetheless produced solid returns on the strength of steady economic growth and impressive corporate earnings results. This generally positive environment, which lacked the speculative element that often characterizes sharply rising markets, provided a favorable backdrop for our bottom-up, research-based approach.

Q: How did the Fund perform in relation to its benchmark and peer group?

A: Class A shares of the Fund produced a total return of 7.20% at net asset value during the 12-month period ended December 31, 2005, outperforming the 4.91% of the Fund's benchmark, the S&P 500 Index. The Fund also beat the 4.84% average return of the 890 funds in the Fund's Lipper Large-Cap Core category during the annual period.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Naturally, past performance is no guarantee of future results. Having said that, we believe the Fund's strong showing in both 2004 and 2005 reflects the effectiveness of our investment process. We manage the portfolio with an emphasis on individual stock picking. We do not strive to predict the outlook for the economy, the market, or individual sectors, and we therefore keep the Fund's sector weightings as close to the S&P 500 as possible. The result is that the Fund's performance is almost entirely the result of the quality of our stock selection. And during 2005, we were successful in this endeavor: of the 25 subsectors we track, our stock picks outperformed the benchmark in 19.

Q: What factors helped performance during the reporting period?

A: We added value through our stock selection in the health care, energy and consumer discretionary sectors. In health care, three stocks provided outstanding returns for the Fund.

Cubist Pharmaceuticals, a biotechnology company that developed a drug to treat hospital infections, returned over 80% for the year. Vertex Pharmaceuticals also climbed, as promising studies for its hepatitis drug led investors to boost their future earnings estimates for the company. And our position in IVAX Pharmaceuticals, a generic drug maker, was taken over by Israel's Teva Pharmaceuticals. Health care was a potentially challenging area in which to invest during 2005, and so we are pleased that we were able to add value in this sector.

Energy was the strongest performing sector in the market during the year, as the rising prices of oil and gas led to robust profit growth for companies in the industry. A number of our stock picks did well, but the best performer was Premcor, an independent refiner that was purchased at a premium by Valero. Among large, diversified oil and gas companies, positive contributions came from ConocoPhillips and Occidental Petroleum, both of which outperformed. Weatherford International and Noble Corporation also benefited from the strength in their markets: equipment/services and drilling, respectively. It was relatively easy to find strong performing energy stocks during 2005, but we are gratified that our research process led us to invest in stocks that, as a group, outperformed the sector as a whole.

Consumer discretionary stocks, which had a difficult year in 2005, were also a source of out performance for the Fund. In the automotive sector, we were helped by our avoidance of Ford and General Motors, both of which performed very poorly. The Fund instead owned Johnson Controls, an auto components manufacturer with a diversified customer base that provided exposure to the strong growth of the Asian car makers. In retail, our decision to own JC Penney and Target paid off as both executed well and posted gains in a year when retailers, as a group, provided only a flat return.

Q: What elements of your positioning detracted from performance?

A: Given the strength of our stock selection during the year, there were few meaningful detractors to performance. Our picks underperformed in six of the 25 industry subsectors, but in none of these was the shortfall meaningful. One detractor of note was Avon Products, which struggled with its U.S. and international sales efforts. Our performance was also disappointing in telecommunications services, where the Fund's investment in Vodafone lost ground due to the company's issues with increasing competition in Europe and its difficulty growing market share in Japan. Another notable misstep was our investment in Symantec, a software company that experienced lower-than-expected sales for its virus and security software.

Q: Financials and technology are the two largest sectors in the S&P 500. How effective was your stock selection in these industries?

A: In financials, our stock picks outperformed the financial stocks in the benchmark by a little more than two percentage points. The most significant drivers of performance were our positions in the investment banks/brokers Merrill Lynch and Goldman Sachs, both of which benefited from the strong market for initial public offerings as well as rising merger and acquisition activity. In bank stocks, where it was difficult to make money due to the interest rate environment, we benefited from our strategy of sticking to reasonably-priced stocks with diversified business mixes and yield curve exposures below the industry average. Such holdings included Bank of America, which was helped by the successful integration of Fleet Bank, as well as Wachovia Bank.

In technology, we generated slight out performance. While Symantec hurt performance in software and services, we offset this through the out performance we generated in the semiconductor sector. Here, Texas Instruments benefited from the strong demand for the products in which its chips are used, including cell phones and high definition TVs. In hardware, the Fund's position in Hewlett-Packard performed well after the appointment of a new CEO raised hopes that its business will undergo the restructuring investors had been demanding. SanDisk, whose sales were boosted by the rapidly growing demand for flash memory, also made a positive contribution to Fund performance.

Q: Do you have any closing thoughts for shareholders?

A: While the year ahead is likely to be more volatile than 2005, we will continue to look past short-term market noise to identify fundamentally sound, reasonably valued companies. Given the favorable growth environment and the fact that the market as a whole is reasonably valued, we believe the environment will remain fertile for our bottom-up, research-driven investment process.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                               CLASS A SHARES
------------------------------------------------------------
Investment Returns
------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
------------------------------------------------------------
                Net Asset     Public Offering
Period          Value (NAV)   Price (POP)

Life-of-Class
(11/18/99)      (0.15)%       (1.11)%
5 Year          (0.16)        (1.34)
1 Year           7.20          1.03
------------------------------------------------------------

        Pioneer Research Fund   Standard & Poor's 500 Index
        ---------------------   ---------------------------

11/99            9425                      10000
12/99           10067                      10588
                 9532                       9624
12/01            8216                       8481
                 6355                       6608
12/03            7920                       8502
                 8821                       9426
12/05            9456                       9889

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                               CLASS B SHARES
------------------------------------------------------------
Investment Returns
------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
------------------------------------------------------------
                 If         If
Period           Held       Redeemed

Life-of-Class
(11/18/99)       (0.97)%    (0.97)%
5 Year           (0.96)     (0.96)
1 Year            6.20       2.20
------------------------------------------------------------

   Date       Value      S&P 500

11/30/1999   $ 10,000   $ 10,000
12/31/1999   $ 10,669   $ 10,588
             $ 10,030   $  9,624
12/31/2001   $  8,570   $  8,481
             $  6,592   $  6,608
12/31/2003   $  8,144   $  8,502
             $  9,000   $  9,426
12/31/2005   $  9,558   $  9,889

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
-------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                CLASS C SHARES
-------------------------------------------------------------
Investment Returns
-------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-------------------------------------------------------------
                If       If
Period          Held     Redeemed

Life-of-Class
(11/19/99)      (0.88)%  (0.88)%
5 Year          (0.89)   (0.89)
1 Year           6.17     6.17
-------------------------------------------------------------

        Pioneer Research Fund    Standard & Poor's 500 Index
        ---------------------    ---------------------------

11/99           10000                       10000
12/99           10668                       10588
                10030                        9624
12/01            8583                        8481
                 6609                        6608
12/03            8168                        8502
                 9033                        9426
12/05            9590                        9889

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                 CLASS Y SHARES
--------------------------------------------------------------
Investment Returns
--------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

--------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
--------------------------------------------------------------
                If       If
Period          Held     Redeemed

Life-of-Class
(8/11/04)       (0.11)%  (0.11)%
5 Years         (0.12)   (0.12)
1 Year           7.35     7.35
--------------------------------------------------------------

        Pioneer Research Fund    Standard & Poor's 500 Index
        ---------------------    ---------------------------

11/99             10000                     10000
12/99             10678                     10588
                  10111                      9624
12/01              8715                      8481
                   6741                      6608
12/03              8401                      8502
                   9364                      9426
12/05             10053                      9889

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from November 18, 1999 to August 11, 2004. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Portfolio Management Discussion
Pioneer Focused Equity Fund 1/31/06

In the following interview, portfolio managers Neil Wright, Janna Sampson and Peter Jankovskis discuss the factors that influenced Pioneer Focused Equity Fund's performance for the semiannual period ended January 31, 2006. Pioneer Focused Equity Fund was created through the reorganization of AmSouth Select Equity Fund on September 23, 2005.

Q: Can you characterize the market environment for the Fund over the six-month period ended January 31, 2006?

A: The semiannual period saw generally modest equity returns with the notable exception of energy and other commodity-related stocks. At the end of August 2005, Hurricane Katrina devastated the Gulf Coast, and this was followed a few weeks later by Rita. One of the results of this catastrophic hurricane season was a significant short-term disruption in the U.S. oil supply. That resulted in soaring energy prices, with a barrel of crude oil briefly topping the $70 mark, as compared to prices in the $30 range two years earlier. Other commodities, such as paper and metals, followed suit. As a result, commodity producing companies generally experienced substantial earnings increases during the period, while earnings - and share prices - in industries that rely on commodities in the manufacture or delivery of their products suffered from increased costs.

Q: How did the Fund perform in this environment?

A: Class A shares of the Fund returned (3.03)% at net asset value from July 31, 2005, through January 31, 2006, versus 4.67% for the Standard & Poor's 500 Index, the Fund's unmanaged benchmark. The Fund's long-term investment strategy of focusing on companies with strong brands constrained performance over a period in which market leadership was highly concentrated among commodity producers. In addition, many of the companies in our investment universe are heavy commodity consumers.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Can you outline the Fund's overall investment approach?

A: Our investment universe is approximately 150 mid- and large capitalization companies with dominant market share positions that are supported by some barrier to entry such as a well-known brand name. Within our universe, we employ an actively managed, stock-by-stock approach to identify companies that we believe are trading at discounts to their long-term value. The result is a portfolio of 20 to 25 leading "market power" companies whose stock prices we believe are undervalued. We believe that a portfolio constructed in this fashion has the potential to outperform the broader market over a complete market cycle, with less volatility.

Q: Can you discuss what helped and hurt performance of the Fund over the period?

A: Unfortunately, the universe of companies from which we select investments was out of favor, and that was reflected in the Fund's results over the six months. We typically do not invest in the energy sector, and during the period we had no exposure to energy, which was by far the best performing sector. In addition, we made a decision to avoid the financial sector because we thought the Federal Reserve would continue to raise rates on the short end, and we expected longer-term rates to rise along with commodity prices. However, long-term rates were stable as the market did not perceive inflation as a threat, and in retrospect exposure to financials would have helped performance.

Because one of our principal areas of focus is on companies with strong brands, we are generally overweighted versus the broad market in the consumer-oriented sectors, which underperformed during the semiannual period. At the end of January, the consumer discretionary and consumer staples sectors comprised over 36% and 21%, respectively, of the Fund. Our biggest holding in this area and one of our better performers was McDonald's, a bellwether consumer discretionary stock. McDonald's managed to grow sales and maintain strong earnings on the basis of well received new products and promotions. In addition, McDonald's has taken steps to reduce its paper costs, by reducing the size of the containers used to deliver food to consumers.

A number of holdings were affected more decisively during the period by higher paper costs, including newspaper publisher Tribune. A tepid advertising environment also contributed to weaker results for publishers. Among consumer staples, Kimberly Clark was hit especially hard by the increased cost of paper. The company relies heavily on sales of paper-based products such as diapers and facial tissues, and recently sold its paper mill, making its earnings more subject to fluctuations in the price of that commodity. In addition, Kimberly Clark incurred significant research costs during the period, which acted to lower short-term earnings, but which we believe will serve the company well in the longer run.

The Fund is also overweight the industrial sector, which stood at over 21% of assets at the end of January. The Fund's largest holding in this area is Automatic Data Processing (ADP) the leading provider of payroll processing services to employers. We expected the company's shares to perform well given both the growth in U.S. employment and rising short-term interest rates, which provide a boost to earnings on cash held by ADP pending its disbursement to employees of its client companies. However, concerns about economic growth and the sustainability of recent employment gains held back the performance of ADP's stock during the period.

As we are long-term investors in a fairly concentrated number of companies, turnover in the portfolio is typically low. The biggest change among our holdings during the period was the elimination of Wal-Mart Stores from the portfolio. Our decision was made in view of a change in banking regulations that took effect in January of 2006 and that has resulted in a doubling of minimum credit card payments for millions of consumers. While the change has not yet been reflected in the company's business results or share price performance, we believe it has the potential to hurt Wal-Mart more than its peers.

Q: How are you positioning the Fund going forward?

A: We expect energy prices and commodity prices in general to moderate, giving the companies on which we focus an opportunity gradually to raise prices and restore profitability. Historically, the Fund's universe of "market power" companies has traded at a premium to the overall market based on such valuation measures as price-earnings ratios, which indicate how much investors are willing to pay per dollar of a company's earnings. However, many of the companies we hold are currently priced at below-market price earnings ratios and dramatically below their long-term average valuations. We believe the Fund is well positioned for the next phase of the market cycle, even if commodity prices remain near their current levels. The biggest risk to this outlook is a sharp increase in energy prices during the first quarter of 2006, which we do not view as likely.

Going forward, we will continue to use intensive fundamental research to target leading companies benefiting from competitive barriers that help protect their market shares and profits, with a focus on those companies that are selling at reasonable valuations. Our goal remains to outperform the broader market over the long term, with less short-term volatility.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Focused Equity Fund
------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                          CLASS A SHARES
------------------------------------------------------
Investment Returns
------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Focused Equity Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of January 31, 2006)

                  Net Asset   Public
                  Value       Offering
Period            (NAV)       Price (POP)

Life-of-Class      6.20%       5.35%
(9/1/98)
5 Years            5.92        4.67
1 Year            (4.01)      (9.51)

   [THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Standard
          Pioneer Focused   & Poor's
          Equity Fund       500 Index

9/98      $  9,425          $ 10,000
          $ 10,715          $ 12,635
1/00      $  9,054          $ 13,941
          $ 10,515          $ 13,815
1/02      $ 11,640          $ 11,586
          $ 10,384          $  8,920
1/04      $ 13,607          $ 12,003
          $ 14,603          $ 12,749
1/06      $ 14,018          $ 14,072

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The performance of the Class A and Class B shares of the Fund includes the performance of AmSouth Select Equity Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Focused Equity Fund was created through the reorganization of AmSouth Select Equity Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Focused Equity Fund
------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                          CLASS B SHARES
------------------------------------------------------
Investment Returns
------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Focused Equity Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of January 31, 2006)

                  If          If
Period            Held        Redeemed

Life-of-Class
(9/1/98)           5.42%       5.42%
5 Years            5.11        5.11
1 Year            (4.80)      (8.42)

   [THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Standard
          Pioneer Focused   & Poor's
          Equity Fund       500 Index

9/98      $ 10,000          $ 10,000
          $ 11,329          $ 12,635
1/00      $  9,509          $ 13,941
          $ 10,978          $ 13,815
1/02      $ 12,059          $ 11,586
          $ 10,685          $  8,920
1/04      $ 13,892          $ 12,003
          $ 14,798          $ 12,749
1/06      $ 14,087          $ 14,072

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Focused Equity Fund
------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                          CLASS C SHARES
------------------------------------------------------
Investment Returns
------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Focused Equity Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of January 31, 2006)

                  If          If
Period            Held        Redeemed

Life-of-Class
(9/1/98)           5.44%       5.44%
5 Years            5.15        5.15
1 Year            (4.65)      (4.65)

   [THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Standard
          Pioneer Focused   & Poor's
          Equity Fund       500 Index

9/98      $ 10,000          $ 10,000
          $ 11,329          $ 12,635
1/00      $  9,509          $ 13,941
          $ 10,978          $ 13,815
1/02      $ 12,059          $ 11,586
          $ 10,685          $  8,920
1/04      $ 13,892          $ 12,003
          $ 14,798          $ 12,749
1/06      $ 14,110          $ 14,072

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of the Class C shares is based upon the performance of the Fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). Pioneer Focused Equity Fund was created through the reorganization of AmSouth Select Equity Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Focused Equity Fund
------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                          CLASS Y SHARES
------------------------------------------------------
Investment Returns
------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Focused Equity Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of January 31, 2006)

                  If          If
Period            Held        Redeemed

Life-of-Class
(9/1/98)           6.39%       6.39%
5 Years            6.10        6.10
1 Year            (3.74)      (3.74)

   [THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Standard
          Pioneer Focused   & Poor's
          Equity Fund       500 Index

9/98      $ 10,000          $ 10,000
          $ 11,368          $ 12,635
1/00      $  9,638          $ 13,941
          $ 11,206          $ 13,815
1/02      $ 12,420          $ 11,586
          $ 11,091          $  8,920
1/04      $ 14,560          $ 12,003
          $ 15,653          $ 12,749
1/06      $ 15,068          $ 14,072

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of the Class Y shares of the Fund includes the performance of AmSouth Select Equity Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). Pioneer Focused Equity Fund was created through the reorganization of AmSouth Select Equity Fund on September 23, 2005. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and chart do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                         PIONEER AMT-FREE MUNICIPAL FUND

                      (a series of Pioneer Series Trust II)

                       STATEMENT OF ADDITIONAL INFORMATION

                             August 8, 2006

      This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the combined Proxy Statement and Prospectus dated August 8, 2006 (the "Proxy Statement and Prospectus"), which covers
Class A, Class B, Class C and Class Y shares of Pioneer AMT-Free Municipal Fund to be issued in exchange for the corresponding Class of shares of Pioneer Florida Tax Free Income Fund, a series of Pioneer Series Trust IV. Please retain this Statement of Additional Information for further reference.

      The Proxy Statement and Prospectus is available to you free of charge (please call 1-800-622-3265).

INTRODUCTION .........................................................     2

DOCUMENTS INCORPORATED BY REFERENCE ..................................     2

EXHIBITS .............................................................     2

ADDITIONAL INFORMATION ABOUT PIONEER AMT-FREE MUNICIPAL FUND .........     3

      PORTFOLIO HISTORY ..............................................     3

      DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS ...............     3

      MANAGEMENT OF THE FUND .........................................     3

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ............     3

      INVESTMENT ADVISORY AND OTHER SERVICES .........................     3

      PORTFOLIO MANAGERS .............................................     3

      BROKERAGE ALLOCATION AND OTHER PRACTICES .......................     3

      CAPITAL STOCK AND OTHER SECURITIES .............................     3

      PURCHASE, REDEMPTION AND PRICING OF SHARES .....................     3

      TAXATION OF THE FUND ...........................................     3

      UNDERWRITERS ...................................................     4

      CALCULATION OF PERFORMANCE DATA ................................     4

      FINANCIAL STATEMENTS ...........................................     4

                                  INTRODUCTION

      This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated August 8, 2006 relating to the proposed reorganization of the Pioneer Florida Tax
Free Income Fund into the Pioneer AMT-Free Municipal Fund.

      The Proxy Statement and Prospectus is in connection with the solicitation by the management of Pioneer Series Trust II of proxies to be voted at a special meeting of shareholders of Pioneer Florida Tax Free Income Fund to be held on October 17, 2006.

                       DOCUMENTS INCORPORATED BY REFERENCE

      The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Pioneer AMT-Free Municipal Fund's Statement of Additional Information, dated May 1, 2006 ("SAI") (File Nos. 333-110037; 811-21460), as filed with the Securities and Exchange Commission on April 28, 2006 (Accession No. 0001265389-06-000020) is incorporated herein by reference.

2. Pioneer AMT-Free Municipal Fund's Annual Report for the fiscal year ended December 31, 2005 (File No. 811-21460), as filed with the Securities and Exchange Commission on March 6, 2006 (Accession No. 0001265389-06-000012) is incorporated herein by reference.

3. Pioneer Florida Tax Free Income Fund's Statement of Additional Information, dated December 1, 2005 (File Nos. 333-126384; 811-21781), as filed with the Securities and Exchange Commission on November 23, 2005 (Accession No. 0001331854-05-000017) is incorporated herein by reference.

4. Pioneer Florida Tax Free Income Fund's Semi-Annual Report relating to Pioneer Florida Tax Free Income Fund for the reporting period ended January 31, 2006 (File No. 811-21781), as filed with the Securities and Exchange Commission on March 31, 2006 (Accession No. 0001331854-06-000002) is incorporated herein by reference.

                                    EXHIBITS

5. Pro forma financial statements for the fiscal year ended December 31, 2005 for Pioneer Florida Tax Free Income Fund into Pioneer AMT-Free Municipal Fund.

                          ADDITIONAL INFORMATION ABOUT
                         PIONEER AMT-FREE MUNICIPAL FUND

PORTFOLIO HISTORY

      For additional information about the fund generally and its history, see "Fund History" in the fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

      For additional information about the fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the fund's SAI.

MANAGEMENT OF THE FUND

      For additional information about the fund's Board of Trustees and officers, see "Trustees and Officers" in the fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      For addition information on share ownership of the fund, see "Annual Fee, Expense and Other Information" in the fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

      For additional information on the fund, see "Investment Adviser," "Custodian" and "Independent Registered Public Accounting Firm" in the fund's SAI.

PORTFOLIO MANAGERS

      For additional information, see "Portfolio Management" in the fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

      For additional information about the fund's brokerage allocation practices, see "Portfolio Transactions" in the fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

      For additional information about the voting rights and other characteristics of shares of beneficial interest of the fund, see "Description of Shares" in the fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

      For additional information about purchase, redemption and pricing of shares of the fund, see "Pricing of Shares" in the fund's SAI.

TAXATION OF THE FUND

      For additional information about tax matters related to an investment in the fund, see "Tax Status" in the fund's SAI.

UNDERWRITERS

      For additional information about the fund's principal underwriter, see "Principal Underwriter and Distribution Plans" in the fund's SAI.

CALCULATION OF PERFORMANCE DATA

      For additional information about the investment performance of the fund, see "Investment Results" in the fund's SAI.

FINANCIAL STATEMENTS

      For additional information on the fund, see "Financial Statements" in the fund's SAI.

Pioneer AMT-Free Municipal Fund
Pro Forma Statement of Assets & Liabilities
December 31, 2005
(unaudited)

                                                                                             Pioneer           Pioneer
                                                                                            AMT-Free          AMT-Free
                                                           Pioneer          Pioneer      Fund Portfolio    Municipal Fund
                                                          AMT-Free     Florida Tax-Free     Pro Forma        Pro Forma
                                                       Municipal Fund        Fund          Adjustments        Combined
                                                       ------------------------------------------------------------------
ASSETS:
  Investment in securities, at value
  (cost $431,267,651 and $46,041,403, respectively)    $  476,852,794  $     46,857,550  $                 $  523,710,344
  Cash                                                              -                 -                                 -
  Receivables -
    Investment securities sold                                                        -                                 -
    Fund shares sold                                          260,507           486,851                           747,358
    Dividends, interest and foreign taxes withheld          7,084,781           646,844                         7,731,625
  Other                                                         5,111             2,802                             7,913
                                                       --------------------------------                    --------------
      Total assets                                     $  484,203,193  $     47,994,047  $                 $  532,197,240
                                                       --------------------------------                    --------------

LIABILITIES:
  Payables -
    Investment securities purchased                    $            -  $      1,027,060  $                 $    1,027,060
    Fund shares repurchased                                   239,832            45,048                           284,880
    Dividends                                                 656,218           131,234                           787,452
    Upon return of securities loaned                          119,504                 -                           119,504
    Variation margin                                           38,749                 -                            38,749
  Due to Custodian                                                  -            22,475                            22,475
  Due to affiliates                                           204,368            23,831                           228,199
  Accrued expenses                                             27,242            34,637         23,250 (b)         85,129
                                                       --------------  ----------------                    --------------
      Total liabilities                                $    1,285,913  $      1,284,285                         2,593,448
                                                       --------------  ----------------                    --------------
NET ASSETS:
  Paid-in capital                                      $  432,553,369  $     46,167,095  $                 $  478,720,464
  Undistributed net investment income                       3,149,562            75,233        (23,250)(b)      3,201,545
  Accumulated undistributed net realized gain (loss)        1,629,206          (348,713)                        1,280,493
  Net unrealized gain  on:
    Investments                                            45,585,143           816,147                        46,401,290
    Futures contracts                                               -                 -                                 -
                                                       --------------  ----------------                    --------------
      Total net assets                                 $  482,917,280  $     46,709,762  $                 $  529,603,792
                                                       --------------  ----------------                    --------------

NET ASSET VALUE PER SHARE:

OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
    Class A                                                 1,134,813           359,588        (97,213)(a) $    1,397,188
                                                       ==============  ================                    ==============
    Class B                                                   168,335           185,024        (49,971)(a) $      303,388
                                                       ==============  ================                    ==============
    Class C                                                    84,265               954           (254)(a) $       84,965
                                                       ==============  ================                    ==============
    Investor Class                                         32,938,017                 -                    $   32,938,017
                                                       ==============  ================                    ==============
    Class Y                                                         -         3,987,068     (1,077,891)(c) $    2,909,177
                                                       ==============  ================                    ==============
NET ASSET VALUE PER SHARE:
    Class A                                            $        14.13  $          10.31                    $        14.13
                                                       ==============  ================                    ==============
    Class B                                            $        14.07  $          10.27                    $        14.07
                                                       ==============  ================                    ==============
    Class C                                            $        14.04  $          10.29                    $        14.04
                                                       ==============  ================                    ==============
    Investor Class                                     $        14.07  $              -                    $        14.07
                                                       ==============  ================                    ==============
    Class Y                                            $            -  $          10.31                    $        14.13
                                                       ==============  ================                    ==============

MAXIMUM OFFERING PRICE:
    Class A                                            $        14.80  $          10.80                    $        14.80
                                                       ==============  ================                    ==============

(a) Class A, B, C shares of Pioneer Florida Tax Free Income Fund are exchanged for Class A, B, and Class C shares of Pioneer AMT-Free Municipal Fund, respectively.
(b)   Reflects costs of the reorganization.
(c)   assumes shares exchanged using AMT-Free Municipal Fund's class A NAV.

   The accompanying notes are an integral part of these financial statements.

PIONEER AMT-FREE MUNICIPAL FUND
Pro Forma Statement of Operations
For the Year Ended December 31, 2005
(unaudited)

                                                                                         Pioneer                 Pioneer
                                                                                         AMT-Free               AMT-Free
                                                                                         Municipal              Municipal
                                                          Pioneer        Pioneer          Fund                    Fund
                                                         AMT-Free    Florida Tax-Free   Pro Forma               Pro Forma
                                                           Fund            Fund        Adjustments               Combined
                                                       --------------------------------------------------------------------
INVESTMENT INCOME:

  Dividends                                            $          -  $         29,000  $                      $      29,000
  Interest                                               25,939,992         2,266,567                            28,206,559
  Income on securities loaned, net                                -                 -                                     -
                                                       ------------  ----------------                         -------------
      Total investment income                          $ 25,939,992  $      2,295,567  $         -            $  28,235,559
                                                       ------------  ----------------                         -------------

EXPENSES:
  Management fees                                      $  2,339,272  $        294,872  $   (57,733)           $   2,576,411
  Transfer agent fees                                                          30,783      (30,783)      (b)
    Class A                                                  27,055                 -        6,254       (b)         33,309
    Class B                                                     886                 -        1,531       (b)          2,417
    Class C                                                     482                 -           16       (b)            498
    Investor Class                                          248,133                 -       30,051       (b)        278,184
    Class Y                                                       -                 -        2,284       (b)          2,284
  Distribution fees                                               -            87,942      (87,942)      (b)              -
    Class A                                                  18,129                 -       12,315       (b)         30,444
    Class B                                                   6,419                 -       24,234       (b)         30,653
    Class C                                                   4,597                 -           63       (b)          4,660
    Investor Class                                                                  -                                     -
    Class Y                                                       -                 -                                     -
  Administrative reimbursements                              98,065            76,865      (64,946)      (b)        109,984
  Custodian fees                                             11,927             9,856        2,388       (a)         24,171
  Registration fees                                          66,347                 -       36,035       (a)        102,382
  Professional fees                                          33,520            33,439      (15,418)      (a)         51,541
  Printing                                                   32,639             1,689        1,029       (a)         35,357
  Fees and expenses of nonaffiliated trustees                11,883             4,709         (429)      (a)         16,163
  Miscellaneous                                              18,605            39,378      (12,428)   (a)(c)         45,555
                                                       ------------  ----------------  -----------            -------------
      Total expenses                                   $  2,917,959           579,533     (153,479)               3,344,013
      Less management fees waived and expenses
        assumed by Pioneer Investment Management,
        Inc.                                                (23,424)         (128,919)     122,209       (b)        (30,134)
      Less fees paid indirectly                              (4,167)                -            -                   (4,167)
                                                       ------------  ----------------  -----------            -------------
      Net expenses                                     $  2,890,368  $        450,614  $   (31,270)           $   3,309,712
                                                       ------------  ----------------  -----------            -------------
        Net investment income (loss)                   $ 23,049,624  $      1,844,953  $    31,270            $  24,925,847
                                                       ------------  ----------------  -----------            -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :

  Net realized gain from:
    Investments                                        $ 10,655,557  $        327,173                         $  10,982,730
                                                       ------------  ----------------                         -------------
                                                       $ 10,655,557  $        327,173                         $  10,982,730
                                                       ------------  ----------------                         -------------
  Change in net unrealized gain or loss from:
    Investments                                        $(10,336,729) $     (1,673,118)                        $ (12,009,847)
                                                       ------------  ----------------                         -------------
                                                       $(10,336,729) $     (1,673,118)                        $ (12,009,847)
                                                       ------------  ----------------                         -------------

    Net gain on investments and futures contracts      $    318,828  $     (1,345,945)                        $  (1,027,117)
                                                       ------------  ----------------  -----------            -------------
    Net increase in net assets resulting from
      operations                                       $ 23,368,452  $        499,008  $    31,270            $  23,898,730
                                                       ============  ================  ===========            =============

(a)   Reflects proposed expenses of the combined fund.
(b) Expense limitations conformed to the Pioneer AMT-Free Municipal Fund's contract with affiliated parties.
(c)   Includes costs of the reorganization.

           See accompanying notes to pro forma financial statements.

   The accompanying notes are an integral part of these financial statements.

PIONEER AMT-FREE FUND
PRO FORMA
Schedule of Investments (a)
December 31, 2005
(Unaudited)

                                                                                                                      Pioneer
                                                                                                                     AMT-Free
                             Pioneer                                                         Pioneer     Pioneer       Fund
                  Florida   AMT-Free                                             % of       AMT-Free   Florida Tax   Pro Forma
PIONEER AMT-Free  Tax-Free  Pro Forma                                          Pro Forma      Value       Fund        Combined
      FUND          FUND    Combined                                            Combined     Market      Market        Market
     Shares        Shares    Shares                                            Net Assets     Value       Value        Value
---------------- --------- ----------                                          ---------- ------------ ----------- ------------
                                      MUNICIPAL BONDS                             97.0%
                                      Alabama                                      1.6%
       5,000,000            5,000,000 Alabama Drinking Water Finance
                                        Authority, 4.0%, 8/15/28                          $  4,600,500 $           $  4,600,500
       3,855,000            3,855,000 Jefferson County Alabama Sewer Revenue,
                                        4.75%, 2/1/38                                        4,105,806                4,105,806
                                                                                          -------------------------------------
                                                                                          $  8,706,306 $           $  8,706,306
                                                                                          -------------------------------------
                                      Arizona                                      1.0%
       5,000,000            5,000,000 Scottsdale Healthcare, 6.8%, 12/1/31                $  5,363,000 $           $  5,363,000
                                                                                          -------------------------------------
                                                                                          $  5,363,000 $           $  5,363,000
                                                                                          -------------------------------------
                                      California                                  18.0%
       8,000,000            8,000,000 California Infrastructure & Economic
                                        Development, 5.0%, 7/1/36                         $  8,316,880 $           $  8,316,880
       7,000,000            7,000,000 California State, 5.0%, 2/1/32                         7,207,620                7,207,620
       6,345,000            6,345,000 California State Department of Veteran
                                        Affairs, 4.75%, 12/1/25                              6,455,720                6,455,720
      10,020,000           10,020,000 Golden State Tobacco Security Corp.
                                        California, 5.5%, 6/1/43                            11,141,438               11,141,438
       3,000,000            3,000,000 Los Angeles County Sanitation Districts
                                        Financing Authority Revenue,
                                        4.5%, 10/1/35                                        2,965,830                2,965,830
       3,550,000            3,550,000 Northern California Power Agency, 5.0%,
                                        7/1/09                                               3,703,112                3,703,112
      11,995,000           11,995,000 Pittsburg California Redevelopment
                                        Agency, 5.8%, 8/1/34                                13,586,497               13,586,497
       7,010,000            7,010,000 San Joaquin County California, 4.75%,
                                        11/15/19                                             7,012,804                7,012,804
      25,000,000           25,000,000 San Joaquin Hills Transportation
                                        Corridor Agency, 5.0%, 1/1/33                       23,757,500               23,757,500
      10,865,000           10,865,000 San Jose California Redevelopment Agency
                                        Tax, 4.9%, 8/1/33                                   11,040,687               11,040,687
                                                                                          -------------------------------------
                                                                                          $ 95,188,088 $           $ 95,188,088
                                                                                          -------------------------------------
                                      Colorado                                     3.6%
       6,555,000            6,555,000 Colorado Springs Colorado Hospital
                                        Revenue, 6.375%, 12/15/30                         $  7,154,324 $           $  7,154,324
       8,220,000            8,220,000 Colorado Water & Power Development
                                        Authority, 4.375%, 8/1/35                            7,928,765                7,928,765
       4,000,000            4,000,000 University of Colorado Hospital
                                        Authority Revenue, 5.6%, 11/15/31                    4,184,360                4,184,360
                                                                                          -------------------------------------
                                                                                          $ 19,267,449 $           $ 19,267,449
                                                                                          -------------------------------------
                                      Florida                                     12.7%
                   545,000    545,000 Altamonte Springs Florida Health, 5.6%,
                                        10/1/10                                           $            $   596,181 $    596,181
                 1,085,000  1,085,000 Boca Raton Florida General Obligation,
                                        3.375%, 7/1/15                                                   1,023,198    1,023,198
                 1,165,000  1,165,000 Boynton Beach Community Revenue, 5.0%,
                                        10/1/17                                                          1,251,140    1,251,140
                   500,000    500,000 Broward County Florida Gas Tax, 5.25%,
                                        9/1/09                                                             531,935      531,935
                 1,000,000  1,000,000 Broward County Florida School Board,
                                        5.0%, 7/1/30                                                     1,043,820    1,043,820
                   700,000    700,000 Clearwater Florida Municipal Utility,
                                        6.1%, 12/1/07                                                      737,254      737,254
                 1,200,000  1,200,000 Collier County Florida Gas Tax, 5.25%,
                                        6/1/14                                                           1,311,780    1,311,780
       8,000,000            8,000,000 Escambia County Florida Health
                                        Facilities, 5.25%, 11/15/32                          8,337,200                8,337,200
                 1,000,000  1,000,000 Escambia County, 5.0%, 1/1/08                                      1,032,290    1,032,290
                 1,000,000  1,000,000 Flagler County Florida Capital
                                        Improvement Revenue, 5.0%, 10/1/35                               1,047,100    1,047,100
                   230,000    230,000 Florida Housing Finance Agency, 5.65%,
                                        1/1/09                                                             234,614      234,614
                 1,000,000  1,000,000 Florida State Board of Education
                                        Lottery, 5.0%, 1/1/14                                            1,084,710    1,084,710
                 1,000,000  1,000,000 Florida State Board of Education
                                        Lottery, 5.25%, 7/1/09                                           1,054,450    1,054,450
       2,000,000            2,000,000 Florida State Board of Education, Public
                                        Education, 4.5%, 6/1/28                              1,996,000                1,996,000
                 1,000,000  1,000,000 Florida State Department Children and
                                        Families CTFS, 5.0%, 10/1/25                                     1,046,290    1,046,290
                 2,000,000  2,000,000 Florida State Division of Finance, 5.0%,
                                        7/1/12                                                           2,067,000    2,067,000
                 1,000,000  1,000,000 Florida State Education System,  5.0%,
                                        5/1/27                                                           1,056,150    1,056,150
       2,750,000            2,750,000 Florida State Mid-Bay Bridge Authority
                                        Revenue, 6.05%, 10/1/22                              2,873,860                2,873,860
                 1,000,000  1,000,000 Florida Water Pollution, 5.5%,
                                        1/15/14                                                          1,091,100    1,091,100
                 1,000,000  1,000,000 Greater Orlando Aviation Authority,
                                        6.375%, 11/15/26                                                   978,590      978,590
                                      Highlands County Florida Health
                 1,000,000  1,000,000   Facilities Authority Revenue, 5.0%,
                                        11/15/35                                                         1,010,820    1,010,820
                 1,000,000  1,000,000 Jacksonville Florida Sales Tax, 5.0%,
                                        10/1/09                                                          1,056,960    1,056,960
                    75,000     75,000 Jefferson County Florida Water & Sewer,
                                        Prerefunded-B, 5.25%, 10/10/09                                      79,982       79,982
                 1,500,000  1,500,000 Key West Florida Utility Board Electric,
                                        6.0%, 10/1/13                                                    1,726,770    1,726,770
                 1,000,000  1,000,000 Lee County Florida Airport Revenue,
                                        5.0%, 10/1/33                                                    1,047,100    1,047,100
                 1,000,000  1,000,000 Lee County Transportation Facilities
                                        Revenue, 5.0%, 10/1/35                                           1,039,050    1,039,050

                 1,500,000  1,500,000 Lee County Transportation Facilities
                                        Revenue, 5.5%, 10/1/11                                           1,650,495    1,650,495
                   500,000    500,000 Manatee County Florida School Board,
                                        5.75%, 7/1/09                                                      516,075      516,075
                 1,000,000  1,000,000 Martin County Florida School Board,
                                        5.0%, 7/1/31                                                     1,040,670    1,040,670
                 1,000,000  1,000,000 Miami-Dade County Florida Facilities,
                                        5.0%, 7/1/31                                                     1,048,560    1,048,560
                 1,060,000  1,060,000 Miami-Dade County Florida Facilities,
                                        5.75%, 4/1/13                                                    1,159,481    1,159,481
                   750,000    750,000 Miami-Dade County Florida School Board,
                                        5.25%, 8/1/06                                                      758,153      758,153
                 1,675,000  1,675,000 Okeechobee Florida Utility Authority,
                                        5.25%, 10/1/14                                                   1,791,245    1,791,245
                 1,025,000  1,025,000 Orange County Health Facilities, 5.0%,
                                        1/1/16                                                           1,106,682    1,106,682
                 1,000,000  1,000,000 Orange County Sales Tax Revenue, 4.8%,
                                        1/1/17                                                           1,014,290    1,014,290
                 1,095,000  1,095,000 Palm Beach County Florida Criminal
                                        Justice Facilities Revenue, 5.0%,
                                        6/1/12                                                           1,180,060    1,180,060
                 1,000,000  1,000,000 Palm Beach County Florida Public
                                        Improvement Revenue, 5.0%, 8/1/16                                1,076,550    1,076,550
                 1,000,000  1,000,000 Polk County Florida Public Facilities
                                        Revenue, 5.0%, 12/1/33                                           1,046,140    1,046,140
                 1,000,000  1,000,000 Referendum-Department of Transportation
                                        - Right of Way, 5.0%, 7/1/26                                     1,063,010    1,063,010
                   800,000    800,000 Sarasota County Florida Public Hospital
                                        Board, Floating Rate Note, 7/1/37                                  800,000      800,000
                 1,000,000  1,000,000 Seminole County Florida Water & Sewer,
                                        5.0%, 10/1/16                                                    1,085,090    1,085,090
                 1,000,000  1,000,000 St. Lucie County Florida Pollution
                                        Control, Floating Rate Note, 9/1/28                              1,000,000    1,000,000
       7,500,000            7,500,000 Tallahassee Florida Health, 6.375%,
                                        12/1/30                                              8,059,350                8,059,350
                 1,000,000  1,000,000 Tampa Florida Occupational License Tax,
                                        5.375%, 10/1/14                                                  1,097,780    1,097,780
                 1,000,000  1,000,000 Tampa-Hillsborough County Florida, 5.0%,
                                        7/1/10                                                           1,035,140    1,035,140
                 1,000,000  1,000,000 University of Central Florida
                                        Association Partnership, 5.0%,
                                        10/1/35                                                          1,039,050    1,039,050
                 1,000,000  1,000,000 Village Center Community Development
                                        Florida, 5.0%, 11/1/32                                           1,036,430    1,036,430
                 1,000,000  1,000,000 Volusia County Florida Sales Tax
                                        Revenue, 5.0%, 10/1/13                                           1,048,340    1,048,340
                                                                                          -------------------------------------
                                                                                          $ 21,266,410 $45,741,525 $ 67,007,935
                                                                                          -------------------------------------
                                      Illinois                                     7.5%
       9,000,000            9,000,000 Chicago Illinois, 5.5%, 1/1/35                      $  9,623,250 $           $  9,623,250
       2,000,000            2,000,000 Chicago, Illinois Sales Tax Revenue,
                                        5.375%, 1/1/27                                       2,118,860                2,118,860
      10,000,000           10,000,000 Illinois Educational Facilities
                                        Authority, 6.25%, 5/1/30                            10,931,900               10,931,900
      10,000,000           10,000,000 Metropolitan Pier & Expo, 5.25%,
                                        6/15/42                                             10,502,100               10,502,100
       5,000,000            5,000,000 Metropolitan Pier & Expo, 7.0%,
                                        7/1/26                                               6,605,700                6,605,700
                                                                                          -------------------------------------
                                                                                          $ 39,781,810 $           $ 39,781,810
                                                                                          -------------------------------------
                                      Indiana                                      5.4%
       6,450,000            6,450,000 Indianapolis Indiana Utilities District,
                                        4.0%, 6/1/11                                      $  6,591,771 $           $  6,591,771
      19,000,000           19,000,000 Indianapolis State Development Finance
                                        Authority, 5.6%, 12/1/32                            19,676,970               19,676,970
       2,500,000            2,500,000 St. Joseph County Indiana Authority,
                                        4.5%, 8/15/18                                        2,517,675                2,517,675
                                                                                          -------------------------------------
                                                                                          $ 28,786,416 $           $ 28,786,416
                                                                                          -------------------------------------
                                      Kentucky                                     0.4%
       2,000,000            2,000,000 Kentucky Economic Development Finance
                                        Authority, 6.625%, 10/1/28                        $  2,184,840 $           $  2,184,840
                                                                                          -------------------------------------
                                                                                          $  2,184,840 $           $  2,184,840
                                                                                          -------------------------------------
                                      Massachusetts                                5.8%
       4,250,000            4,250,000 Massachusetts Bay Transportation
                                        Authority, 4.5%, 3/1/26                           $  4,252,380 $           $  4,252,380
      20,000,000           20,000,000 Massachusetts State Housing Finance
                                        Agency, 5.4%, 12/1/28                               20,457,400               20,457,400
       5,740,000            5,740,000 Massachusetts State Housing Finance
                                        Agency, 6.2%, 7/1/38                                 5,924,024                5,924,024
                                                                                          -------------------------------------
                                                                                          $ 30,633,804 $           $ 30,633,804
                                                                                          --------------------------------------
                                      Maryland                                     1.9%
       3,400,000            3,400,000 Baltimore Maryland Project Revenue,
                                        5.0%, 7/1/24                                      $  3,752,104 $           $  3,752,104
       1,725,000            1,725,000 Baltimore Maryland Project Revenue,
                                        5.0%, 7/1/24                                         1,896,603                1,896,603
       4,000,000            4,000,000 Maryland State Health & Higher
                                        Educational Facilities, 6.75%,
                                        7/1/30                                               4,569,640                4,569,640
                                                                                          -------------------------------------
                                                                                          $ 10,218,347 $           $ 10,218,347
                                                                                          -------------------------------------
                                      Michigan                                     1.4%
       5,000,000            5,000,000 Michigan State Hospital Finance
                                        Authority, 5.5%, 11/15                            $  5,256,250 $           $  5,256,250
       1,000,000            1,000,000 North Muskegon Michigan Public Schools,
                                        5.25%, 5/1/28                                        1,066,950                1,066,950
       1,210,000            1,210,000 North Muskegon Michigan Public Schools,
                                        5.25%, 5/1/33                                        1,283,943                1,283,943

                                                                                          -------------------------------------
                                                                                          $  7,607,143 $           $  7,607,143
                                                                                          -------------------------------------
                                      Minnesota                                    1.0%
       5,000,000            5,000,000 Minnesota Health Care Revenue, 5.75%,
                                        11/15/32                                          $  5,347,500 $           $  5,347,500
                                                                                          -------------------------------------
                                                                                          $  5,347,500 $           $  5,347,500
                                                                                          -------------------------------------
                                      Missouri                                     0.2%
       1,000,000            1,000,000 Missouri State Health & Educational
                                        Facilities, 5.25%, 6/1/28                         $  1,086,730 $           $  1,086,730
                                                                                          -------------------------------------
                                                                                          $  1,086,730 $           $  1,086,730
                                                                                          -------------------------------------
                                      Mississippi                                  1.0%
       5,500,000            5,500,000 Harrison County Mississippi Wastewater,
                                        4.75%, 2/1/27                                     $  5,517,985 $           $  5,517,985
                                                                                          -------------------------------------
                                                                                          $  5,517,985 $           $  5,517,985
                                                                                          -------------------------------------
                                      Montana                                      0.5%
       2,785,000            2,785,000 Forsyth Montana Pollution Control
                                        Revenue, 5.0%, 3/1/31                             $  2,896,539 $           $  2,896,539
                                                                                           ------------ ----------- -----------
                                                                                          $  2,896,539 $           $  2,896,539
                                                                                          -------------------------------------
                                      North Carolina                               2.6%
      12,000,000           12,000,000 North Carolina Eastern Municipal Power,
                                        6.0%, 1/1/22                                      $ 13,947,720 $           $ 13,947,720
                                                                                          -------------------------------------
                                                                                          $ 13,947,720 $           $ 13,947,720
                                                                                          -------------------------------------
                                      North Dakota                                 0.6%
       3,000,000            3,000,000 Grand Forks North Dakota Health Care
                                        Systems, 7.125%, 8/15/24                          $  3,293,880 $           $  3,293,880
                                                                                           ------------ ----------- -----------
                                                                                          $  3,293,880 $           $  3,293,880
                                                                                          -------------------------------------
                                      New York                                     4.7%
         900,000              900,000 Long Island Power Authority NY Electric
                                        Systems, Revenue, 5.125%, 12/1/22                 $    942,750 $           $    942,750
       3,820,000            3,820,000 Metropolitan Transportation Authority
                                        NY, 4.75%, 4/1/28                                    4,111,619                4,111,619
       5,500,000            5,500,000 New York State Dormitory Authority
                                        Revenue, 5.25%, 5/15/15                              6,008,585                6,008,585
       1,425,000            1,425,000 New York State Dormitory Authority
                                        Revenue, 7.5%, 5/15/11                               1,630,058                1,630,058
       2,410,000            2,410,000 New York State Dormitory Authority
                                        Revenue, 7.5%, 5/15/11                               2,716,552                2,716,552
       5,250,000            5,250,000 New York State Dormitory Authority
                                        Revenue, 7.5%, 5/15/13                               6,463,380                6,463,380
       1,000,000            1,000,000 New York State Urban Development Corp.,
                                        5.125%, 7/1/21                                       1,061,160                1,061,160
       1,500,000            1,500,000 Port Authority of NY & NJ, Ninety Third
                                        Series, 6.125%, 6/1/94                               1,792,455             $  1,792,455
                                                                                          -------------------------------------
                                                                                          $ 24,726,559 $             24,726,559
                                                                                          -------------------------------------
                                      Ohio                                         0.7%
       4,000,000            4,000,000 Cleveland-Cuyahoga County Ohio Port
                                        Authority Revenue, 4.5%, 8/1/36                   $  3,884,000 $           $  3,884,000
                                                                                          ------------------------- -----------
                                                                                          $  3,884,000 $           $  3,884,000
                                                                                          -------------------------------------

                                      Oklahoma                                     1.3%
       5,590,000            5,590,000 McGee Creek Authority Water Revenue,
                                        6.0%, 1/1/23                                      $  6,638,349 $           $  6,638,349
                                                                                          -------------------------------------
                                                                                          $  6,638,349 $           $  6,638,349
                                                                                          -------------------------------------

                                      Pennsylvania                                 3.5%
      10,000,000           10,000,000 Lehigh County PA Industrial Development
                                        Authority Pollution Control,
                                        4.75%, 2/15/27                                    $ 10,192,400 $           $ 10,192,400
       5,000,000            5,000,000 Pennsylvania State Higher Education,
                                        6.0%, 1/15/31                                        5,428,950                5,428,950
       3,000,000            3,000,000 Southeastern PA Transportation Authority
                                        PA, 4.75%, 3/1/29                                    3,021,690                3,021,690
                                                                                          ------------- -----------------------
                                                                                          $ 18,643,040 $           $ 18,643,040
                                                                                          -------------------------------------

                                      Puerto Rico                                  1.0%
       5,000,000            5,000,000 Puerto Rico Electric Power Authority,
                                        5.125%, 7/1/29                                    $  5,177,300 $           $  5,177,300
                                                                                          -------------------------------------
                                                                                          $  5,177,300 $           $  5,177,300
                                                                                          -------------------------------------

                                      South Carolina                               6.2%
       1,000,000            1,000,000 Dorchester, SC County School District,
                                        5.25%, 12/1/29                                    $  1,036,710 $           $  1,036,710
       7,000,000            7,000,000 Greenville, SC County School District,
                                        5.5%, 12/1/28                                        7,545,230                7,545,230
      15,000,000           15,000,000 Piedmont Municipal Power Agency, 5.25%,
                                        1/1/21                                              15,210,450               15,210,450
       7,500,000            7,500,000 South Carolina Jobs Economic Development
                                        Authority, 7.375%, 12/15/21                          8,912,775                8,912,775
                                                                                          -------------------------------------
                                                                                          $ 32,705,165 $           $ 32,705,165
                                                                                          -------------------------------------

                                      Texas                                        5.1%
       2,245,000            2,245,000 Austin Texas Utilities System Revenue,
                                        12.5%, 11/15/07                                   $  2,612,237 $           $  2,612,237
       7,755,000            7,755,000 Austin Texas Utility System Revenue,
                                        12.5%, 11/15/07                                      9,015,498                9,015,498
       3,000,000            3,000,000 Houston TX Independent School District,
                                        4.75%, 2/15/22                                       3,033,690                3,033,690

       7,500,000            7,500,000 Houston, TX Independent School District,
                                        4.25%, 2/15/26                                       7,206,075                 7,206,075
          10,000               10,000 Lower Colorado River Authority Texas
                                        Revenue, 5.625%, 1/1/17                                 11,364                    11,364
       5,000,000            5,000,000 San Antonio Texas Electricity & Gas,
                                        Series A, 4.5%, 2/1/21                               5,031,300                 5,031,300
                                                                                          --------------------------------------
                                                                                          $ 26,910,164 $            $ 26,910,164
                                                                                          --------------------------------------

                                      Virginia                                       1.5%                           $
       2,500,000            2,500,000 Loudoun County VA Sanitation Authority,
                                        4.75%, 1/1/30                                     $  2,528,825 $               2,528,825
       3,085,000            3,085,000 Virginia State Public School Revenue,
                                        4.75%, 8/1/26                                        3,163,637                 3,163,637
       2,235,000            2,235,000 Virginia State Public School Revenue,
                                        4.75%, 8/1/27                                        2,288,752                 2,288,752
                                                                                          --------------------------------------
                                                                                          $  7,981,214 $            $  7,981,214
                                                                                          --------------------------------------

                                      Washington                                     4.4%
         700,000              700,000 CDP-King County III WA Lease Revenue,
                                        5.25%, 6/1/26                                     $    721,581 $            $    721,581
       5,055,000            5,055,000 Douglas County WA Public Utilities,
                                        8.75%, 9/1/18                                        5,530,069                 5,530,069
       3,054,000            3,054,000 Seattle, WA Housing Authority, 6.6%,
                                        8/20/38                                              3,205,845                 3,205,845
       6,290,000            6,290,000 Vancouver WA Housing Authority 5.65%,
                                        3/1/31                                               6,173,509                 6,173,509
       7,750,000            7,750,000 Washington State, 4.5%, 7/1/23                         7,769,995                 7,769,995
                                                                                          --------------------------------------
                                                                                          $ 23,400,999 $            $ 23,400,999
                                                                                          --------------------------------------
                                      West Virginia                                  3.2%
      12,055,000           12,055,000 West VA State Hospital Finance
                                        Authority, 6.75%, 9/1/30                          $ 13,810,329 $            $ 13,810,329
       2,945,000            2,945,000 West VA State Hospital Finance
                                        Authority, 6.75%, 9/1/30                             3,221,535                 3,221,535
                                                                                          --------------------------------------
                                                                                          $ 17,031,864 $            $ 17,031,864
                                                                                          --------------------------------------

                                      TOTAL MUNICIPAL BONDS                               $468,192,621 $45,741,525  $513,934,146
                                                                                          --------------------------------------
     Shares        Shares    Shares
-------------------------------------
                                      TAX-EXEMPT MONEY MARKET MUTUAL FUND            1.8%
       6,638,222 1,116,025  7,754,247 Blackrock Provident Institutional Fund              $  8,660,173 $ 1,116,025  $  9,776,198
                                                                                          --------------------------------------
                                      TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FIND
                                                                                     1.8% $  8,660,173 $ 1,116,025  $  9,776,198
                                                                                          --------------------------------------
                                      TOTAL INVESTMENT IN SECURITIES
                                                                                          $476,852,794 $46,857,550  $523,710,344
                                                                                          --------------------------------------
                                      OTHER ASSETS AND LIABILITIES                   1.1% $  6,064,486 $  (147,788) $  5,916,698
                                                                                          --------------------------------------
                                      TOTAL NET ASSETS                             100.0% $482,917,280 $46,709,762  $529,627,042(b)
                                                                                          ======================================
                                      Total Investments at Cost                           $431,267,651 $46,041,403  $477,309,054
                                                                                          ======================================

                                         * Non-income producing security

                                      144A Security is exempt from registration
                                           under Rule 144A of the Securities Act
                                           of 1933. Such securities may be
                                           resold normally to qualified
                                           institutional buyers in a transaction
                                           exempt from registration.

                                       (a) No adjustments are shown to the
                                           unaudited pro forma combined schedule
                                           of investments due to the fact that
                                           upon consummation of the merger no
                                           securities would need to be sold in
                                           order for Pioneer AMT-Free Municipal
                                           Fund to comply with its prospectus
                                           restrictions. The foregoing sentence
                                           shall not restrict in any way the
                                           ability of the investment adviser of
                                           the funds from buying or selling
                                           securities in the normal course of
                                           such fund's business and operations.

                                       (b) Includes costs of the reorganization.

   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
12/31/05
(Unaudited)

1.    Description of the Fund

Pioneer AMT-Free Municipal Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Municipal Bond Fund, Inc. Safeco Municipal Bond Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Municipal Bond Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as Class A, Class B, Class C, Class Y and Investor Class shares. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

2.    Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of Pioneer Florida Tax Free Income Fund by the Fund, as if such acquisition had taken place as of December 31, 2005.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and Florida Tax Free Income Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Pioneer Florida Tax Free Income Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and Pioneer Florida Tax Free Income Fund have been combined as of and for the most recent fiscal year ended December 31, 2005. Following the acquisition, the Fund will be the accounting survivor. The Advisor has agreed to pay 50% of the expenses associated with the reorganizations, and AMT-Free Municipal Fund and Florida Tax Free Income Fund will equally bear the remaining costs of the reorganization. These costs are reflected in the proforma financial statements.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and Pioneer Florida Tax Free Income Fund included in their annual reports to shareowners dated December 31, 2005 and July 31, 2005, respectively. Adjustments have been made to eliminate duplicate expenses that would not have been incurred if the merger had taken place on December 31, 2005, and to reflect the expenses for contractual rates that will exist after the merger, based on actual contract rates that exist for the AMT-Free Municipal Fund at December 31, 2005.

3.    Security Valuation

Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

4.    Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at December 31, 2005, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of Pioneer Florida Tax Free Income Fund, as of December 31, 2005, divided by the net asset value per share of the Fund's shares as of December 31, 2005. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2005:

                    Shares of     Additional Shares  Total Outstanding
                    The Fund        Assumed Issued        Shares
Class of Shares  Pre-Combination  In Reorganization   Post-Combination
----------------------------------------------------------------------
Class A                1,134,813            262,375          1,387,188
----------------------------------------------------------------------
Class B                  168,335            135,053            303,338
----------------------------------------------------------------------
Class C                   84,265                700             84,965
----------------------------------------------------------------------
Investor              32,938,017                  -         32,938,017
----------------------------------------------------------------------
Class Y                                   2,909,177          2,909,177
----------------------------------------------------------------------

5.    Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The identified cost of investments for these Funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                             PIONEER SERIES TRUST II

                            (on behalf of its series,
                        Pioneer AMT-Free Municipal Fund)

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Series Trust II (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-110037 and 811-21460) as filed with the Securities and Exchange Commission on April 28, 2006 (Accession No. 0001265389-06-000020), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)    Agreement and Declaration of Trust                                (1)

(1)(b)    Amendment to Agreement and Declaration of Trust                   (2)

(1)(c)    Certificate of Trust                                              (1)

(2)       Amended and Restated By-Laws                                      (6)

(3)       Not applicable

(4)       Form of Agreement and Plan of Reorganization                      (*)

(5)       Reference is made to Exhibits (1) and (2) hereof

(6)(a)    Management Contract for Pioneer AMT-Free Municipal Fund
          (formerly Pioneer Municipal Bond Fund)                            (3)

(6)(b)    Master Expense Limitation Agreement                               (6)

(6)(c)    Form of Expense Limitation Agreement                              (**)

(7)(a)    Underwriting Agreement for Pioneer Growth Opportunities
          Fund, Pioneer AMT-Free Municipal Fund (formerly Pioneer
          Municipal Bond Fund), Pioneer AMT-Free CA Municipal Fund
          (formerly California Tax Free Income Fund) and Pioneer Tax
          Free Money Market Fund                                            (4)

(7)(b)    Dealer Sales Agreement                                            (5)

(8)       Not applicable

(9)       Custodian Agreement with Brown Brothers Harriman & Co.            (6)

(10)(a)   Class A Distribution Plan for Pioneer AMT-Free Municipal
          Bond Fund                                                         (4)

(10)(b)   Class B Distribution Plan for Pioneer AMT-Free Municipal
          Fund                                                              (4)

(10)(c)   Class C Distribution Plan for Pioneer AMT-Free Municipal
          Fund                                                              (4)

(10)(d)   Class R Distribution Plan for Pioneer AMT-Free Municipal
          Fund                                                              (4)

(10)(e)   Multiclass Plan Pursuant to Rule 18f-3                            (4)

(11)      Opinion of Counsel (legality of securities being offered)         (**)

(12)      Form of opinion as to tax matters and consent                     (**)

(13)(a)   Investment Company Service Agreement                              (6)

(13)(b)   Administration Agreement                                          (6)

(14)      Consent of Independent Registered Public Accounting Firm          (**)

(15)      Not applicable

(16)      Powers of Attorney                                                (**)

(17)(a)   Code of Ethics - Pioneer Investment Management, Inc.              (4)
          Code of Ethics - Pioneer Funds
          Code of Ethics - Pioneer Funds Distributor, Inc.

(17)(b)   Form of Proxy Cards                                               (**)

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on October 28, 2003 (Accession No. 0001265389-03-000007).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the registrant's Registration Statement on Form N-14 (File No. 333-118444) as filed with the SEC on August 20, 2004 (Accession No. 0001145443-04-001274 ).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the SEC on December 13, 2004 (Accession No. 0001016964-04-000499).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A(File No. 333-110037) as filed with the SEC on April 22, 2005 (Accession No. 0001016964-05-000146).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A(File No. 333-110037) as filed with the SEC on September 20, 2005 (Accession No. 0001265389-05-000016).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the SEC on April 28, 2006 (Accession No. 0001265389-06-000020).

(*) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(**) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 29th day of June, 2006

                                           PIONEER SERIES TRUST II

                                           By: /s/ Osbert M. Hood
                                           ------------------------
                                           Osbert M. Hood
                                           Executive Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                            Title                           Date
/s/ John F. Cogan, Jr.          Chairman of the Board, Trustee,     June 29, 2006
---------------------------     and President
John F. Cogan, Jr.

/s/ Vincent Nave                Chief Financial Officer,            June 29, 2006
---------------------------     Principal Accounting Officer,
Vincent Nave                    and Treasurer
             *
---------------------------
David R. Bock                   Trustee
             *
---------------------------
Mary K. Bush                    Trustee
             *
---------------------------
Margaret B.W. Graham            Trustee
             *
---------------------------
Thomas J. Perna                 Trustee
             *
---------------------------
Marguerite A. Piret             Trustee
             *
---------------------------
John Winthrop                   Trustee

* By: /s/ Osbert M. Hood                                          June 29, 2006
      ------------------------------------
          Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.       Description

(6)(c)            Form of Expense Limit Agreement

(11)              Opinion of Counsel (legality of securities being offered)

(12)              Form of Opinion as to Tax Matters and Consent

(14)              Consent of Independent Registered Public Accounting Firm

(16)              Powers of Attorney

(17)(b)           Form of Proxy Cards